File No. 033-31375

811-5929

As filed with the Securities and Exchange Commission on November 23, 2022

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 58 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 60

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant)

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Name of Depositor)

One American Square, Indianapolis, Indiana 46206-0368

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number: (317) 285-1880

Sean P. McGoff

Chief Compliance Officer of the Separate Accounts

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46206-0368

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On December 7, 2022 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ this post-effective amendment designates a new effective date for a previously filed amendment

Title of Securities Being Registered: Units of Interest in a Separate Account Under Variable Annuity Contracts.

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

December 7, 2022

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Prospectus

AUL AMERICAN UNIT TRUST
Group Variable Annuity Contracts

Offered By

American United Life Insurance Company®
One American Square Indianapolis, Indiana 46206-0368
(800) 249-6269 — www.oneamerica.com

Annuity Service Officer Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

The Date of this Prospectus is December 7, 2022.

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the contracts.

This Prospectus describes contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Funds listed in the Appendix: Funds Available Under the Contract.

A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value will fluctuate depending on the investment performance of the underlying Fund. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). A contract contains either the FIA or the SVA. Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in the "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific contract. The Investment Accounts available under a contract depend on which Investment Accounts the Contract Owner chooses.

This Prospectus provides information about the contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated December 7, 2022, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above.

If you are a new investor in the contract, you may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total contract value, whichever is greater. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The date of this Prospectus is December 7, 2022.

TABLE OF CONTENTS

Description	Page
KEY INFORMATION TABLE	9
FEES AND EXPENSES	9
RISKS	9
RESTRICTIONS	10
TAXES	10
CONFLICTS OF INTEREST	11
OVERVIEW OF THE CONTRACT	12
Purpose of the Contracts	12
Types of Contracts
The Variable Account and the Funds
Fixed Interest Account and Stable Value Account
Contributions
Transfers
Withdrawals
The Death Benefit
Death Benefits and Multiple Beneficiaries
Annuity Options
Charges
Withdrawal Charge
Premium Tax Charge
Asset Charge
Administrative Charge
Additional Charges and Fees
Expenses of the Funds
Ten-Day Free Look
Termination by the Owner
Contacting AUL
EXPENSE TABLE
Annual Fees
Fees Paid Per Occurrence
Optional Fees
Total Fund Annual Operating Expenses
Example
Additional Assumptions:
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT	16
Fluctuating Investment Performance	16
Unsuitable for Short-Term Investment	16
Consequences of Early Withdrawals	16
Account Values in the Fixed Account	16
Financial Strength and Claims Paying Ability Risk	16
Tax Consequences	17
Cyber-Security and Business Interruption Risks	17
COVID-19	17
GENERAL INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS	17
American United Life Insurance Company®	17
Variable Account	18
The Funds	18

TABLE OF CONTENTS (continued)

TABLE OF CONTENTS (continued)

TABLE OF CONTENTS (continued)

DEFINTIONS OF TERMS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Home Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

Contract Date – The date shown as the Contract Date in a contract. It will not be later than the date any Contribution is accepted under a contract, and it is the date used to determine Contract Years and contract anniversaries.

Contract Owner Account – Any account of a contract owner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which administrative or transaction charges may be subtracted.

Contract Year – A period beginning with one contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of contract, Contributions may be made on a recurring basis or on a single-premium basis.

Depositor – American United Life Insurance Company is the Depositor for contracts and is primarily responsible for the organization of the Registrant and the person, other than the trustee or custodian, who has continuing functions or responsibilities for the administration of the affairs of the Registrant, including establishing and maintaining the separate account.

Employee Benefit Plan – A pension or profit-sharing plan established by an Employer for the benefit of its employees, and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public-school organization, with respect to which a contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

DEFINTIONS OF TERMS (continued)

Employer Sponsored 403(b) Program – A 403(b) Program funded with a contract that allows the Owner to terminate the contract and transfer the contract assets to another funding medium.

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all contracts.

Funds – A diversified, open-end management investment company in which the Registrant invests and may be selected as an option by the Contract Owner.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Home Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular contract and some of the Investment Accounts are not available for certain types of contracts.

IRS – Internal Revenue Service.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the contract and in whose name or names the contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the contract is issued, and any subsequent amendment to such a plan.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts. Throughout this Prospectus, "Registrant" refers to AUL American Unit Trust.

Securities Act – The Securities Act of 1933 [15 U.S.C. 77a et seq.].

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements by paragraph (a)(11) of rule 498A under the Securities Act [17 CFR 230.498A(a)(11)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

DEFINTIONS OF TERMS (continued)

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract or Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public-school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

KEY INFORMATION TABLE

Important Information You Should Consider about the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.02% 0%	Maximum 1.25% 2.07% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $4,320
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Accounts	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
	You should review each Fund's prospectus before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/financial-strength-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
	• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.	Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account
Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

	TAXES	Location in Prospectus
Tax Implications	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
	• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations

CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.	Charges and Deductions
Exchanges	• Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.	Charges and Deductions

OVERVIEW OF THE CONTRACT

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments.

Additionally, a contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor- provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

AUL offers several types of contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

Phases of the Contract

The contract exists in two separate phases: accumulation (savings) and annuitization (income).

During the Accumulation Period, the Owner or a Participant (depending on the contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds listed in the Appendix: Funds Available Under the Contract. Each of the Funds has different principal investment strategies, investment objectives and risks. An Owner or a Participant (depending on the contract) may allocate Contributions to one or more of the Investment Accounts available under a contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Additional information about the underlying Funds is available in Appendix: Funds Available Under the Contract.

An Owner or a Participant (depending on the contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus. A Participant may find information regarding the availability of the FIA or SVA in the contract certificate issued to the Participant.

During the annuitization phase, AUL makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant's (and possibly the Annuitant's spouse's) life. Annuity payments are fixed, meaning each annuity payment will be the same amount. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant's spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.

If an investor annuitizes, he or she will receive a stream of income payments, however (i) he or she will be unable to make withdrawals, and (ii) death benefits and living benefits will terminate.

Contract Features

Withdrawals. The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus. Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit. If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some contracts may contain a provision for a guaranteed minimum death benefit in which case the amount of the death benefit is the greater of the Participant's Account Value as of the date the death benefit is calculated or the guaranteed minimum death benefit. A Participant may find in the contract certificate issued to the Participant information regarding whether the optional guaranteed minimum death benefit is selected. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Death Benefits and Multiple Beneficiaries. Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Guaranteed Minimum Death Benefit. This optional benefit allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the guaranteed minimum death benefit. Participants of certain IRA contracts will incur an additional fee for selection of this optional benefit.

Dollar Cost Averaging Program. Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit may do so through the Dollar Cost Averaging ("DCA") Program. See the Section "Dollar Cost Averaging Program" later in this Prospectus.

Brokerage Window. Brokerage Window service, available under certain Employer Sponsored Contracts at certain asset levels, allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. Participants will incur an additional fee for selection of this service.

Investment Advice Provider with Managed Account Service. Selection of this service allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. Participants will incur an additional fee for selection of this service.

Plan Sponsor Investment Option. This optional benefit allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Participants. Participants will incur an additional fee for selection of this optional benefit.

403(b) Plan Loans. If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. Participants may incur additional charges and fees for services such as loan initiation and loan maintenance. See the Section "403(b) Plan Loans" later in this Prospectus.

Annuity Options. The contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. While an annuitization will provide a stream of income payments, it will also prevent additional withdrawals and terminate the death benefit except as may be provided under the Annuity Option elected. See the Section "Annuity Period" later in this Prospectus.

Ten-Day Free Look. Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan contracts, the Owner has the right to return the contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the contract will be considered void from its inception and AUL will fully refund the amount you paid with your application or your total contract value, whichever is greater.

Termination by the Owner. An Owner of a contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the contract by sending proper written notice of termination to AUL at the Home Office. Upon termination of such a contract, the Owner may elect from the payment options offered under the contract.

FEE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the contract, surrenders the contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Transaction Expenses

Charge
Maximum Deferred Sales Load (Withdrawal Charge)(1)	8%
Maximum Loan Initiation Fee(2)	$100
Maximum Loan Administration Fee(3)	$50
Maximum Annual Charge for Non-Electronic Transfers(4)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(5)	$60
Maximum Contract Termination Individual Participant Check Fee(6)	$100

(1) The withdrawal charge varies based on the contract.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(3) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(5) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Charge
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Optional Benefit Expenses
Maximum Brokerage Window Fee(3)	$100
Maximum Managed Account Service Fee(4)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(5)	0.03%
Maximum Guaranteed Minimum Death Benefit Option (per year)(6)	0.20%

(1) This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.

(3) Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.

(4) AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.

(5) This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.

(6) This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.

FEE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses)	0.02%	2.07%

Example

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,729	$18,396	$23,423	$48,706

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$3,415	$10,851	$19,169	$44,494

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$3,415	$10,851	$19,169	$44,494

Additional Assumptions:

Annual M&E Charge:	1.25% Maximum
GMDB Option:	0.20% Maximum
Admin. Charge:	$75
Brokerage Window:	$100
Investment Advice Provider with Managed Account Services:	1.00%
Plan Sponsor Investment Option:	0.03%
Surrender Charges:	8% for years 1-5; 4% for years 6-10; 0% for years 11+
These surrender charges are reduced by 10% due to the free out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Fund. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Fund's objective and risk is found in this prospectus and in each Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Funds will impact the Policy's Account Value.

Unsuitable for Short-Term Investment

The contract is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.

Consequences of Early Withdrawals

Surrender Charges are assessed if you request full or partial withdrawals from your contract within the first ten (10) years. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the contract. Full or Partial Surrenders may result in tax consequences and penalties in the event the Owner is under the age of 59 1/2. A withdrawal or surrender may also be subject to an MVA.

Account Values in the Fixed Account

Contributions allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Account Values in the Stable Value Account

Contributions allocated to the Stable Value Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Stable Value Account and, due to these limitations, if you want to transfer the entire balance of the Stable Value Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should careful consider whether the Stable Value Account meets your investment needs.

Financial Strength and Claims Paying Ability Risk

We issue other types of financial products. In addition to any amounts, we are obligated to pay in excess of Account Value under the contract, we also pay our obligations under these products from our assets in the General Account. Unlike assets held in the Variable Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Risks Associated with the Investment Advice Provider with Managed Account Services

As discussed below, for additional charge, Contract Owners and Participants may access investment professionals who offer individualized investment advice by selecting the Investment Advice Provider with Managed Account Services. Although such service is designed to help Contract Owners and Participants make individualized investment decisions based on various levels of risk and circumstances, there is no assurance that following such investment advice will not result in loss of money or that investment results will not experience volatility.

Risks Associated with the Plan Sponsor Investment Option

As discussed below, for additional charge, Contract Owners may choose the Plan Sponsor Investment Option and receive recommendation from Mesirow Financial a plan-level investment portfolio based on the Plan Sponsor's unique employee profile. Although such portfolios are designed to optimize returns given the employee profile, there is no assurance that a portfolio will not lose money or that investment results will not experience volatility. Additionally, although the portfolios are intended to optimize returns given various levels of risk tolerance, a portfolio may not perform as intended. Contract Owner should review the employees' financial needs, investment time horizon, and risk comfort level to determine whether to invest in the recommended portfolio.

Tax Consequences

As noted in greater detail in the section headed "Tax Considerations", you should consult a tax professional to determine the implications of an investment in and withdrawals from the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or IRA. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the funds underlying your contract to lose Account Value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19, as defined below), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

COVID-19

The coronavirus disease 2019 ("COVID-19") public health crisis presents ongoing significant economic and societal disruption and has driven significant volatility in the equity and interest rate markets. Any periods of continued high market volatility, and your individual circumstances (e.g., your selected allocations and the timing of any purchase payments, transfers, or withdrawals), will affect values under your contract. As part of how we maintain our strong financial strength and claims-paying ability, we continue to reserve amounts for our contractual obligations in accordance with significant state solvency regulations. The extent to which the COVID-19 pandemic may impact financial markets, investment performance of your contract, and our financial strength and claims-paying ability will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities, market participants, and other third parties in response to the pandemic.

GENERAL INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is One American Square, Indianapolis, Indiana 46206-0368.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account, whether realized or not realized, are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the contracts. The assets of the Variable Account may not be charged with the liabilities arising out of any other business of AUL. All obligations arising under the contracts are general corporate obligations of AUL. AUL may invest and accumulate its own assets, including the proceeds it receives as contract charges and investment results applicable to those assets, in the Variable Account.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a contract. Not all of the Investment Accounts may be available under a particular contract and some of the Investment Accounts are not available for certain types of contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles. The Investment Accounts available under a contract depend on which Investment Accounts the Contract Owner chooses.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AGM Funds, LLC, AllianceBernstein, LP, Allianz Global Investors U.S. LLC, American Beacon Advisors, Inc., American Century Investments Management, Inc., Amundi Asset Management, Inc., AQR Capital Management, LLC, Ariel Investments, LLC, Auxier Asset Management, LLC, Ave Maria Mutual Funds, Baron Capital Group, Inc., BlackRock Advisors, LLC, BNYM Investment Adviser, Inc., Calamos Advisors, LLC, Calvert Research and Management, Capital Research and Management Company, Cohen & Steers Capital Management, Inc., Columbia Mgmt. Investment Advisers, LLC, Cramer Rosenthal McGlynn, LLC, Crossmark Global Investments, Inc., Delaware Management Company, Dimensional Fund Advisors LP, DWS Investment Management Americas, Inc., Federated Investment Management Company, Fidelity Management & Research Company, LLC, First Eagle Investment Management, LLC, Franklin Templeton Institutional, LLC, Fred Alger Management Inc., Frost Investment Advisors, LLC, Geneva Capital Management, LLC, Goldman Sachs Asset Management, L.P., Guidestone Capital Management, Harbor Capital Advisors, Inc., Harris Associates, LP, Hartford Funds Management Company, LLC, Impax Asset Management LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management, Inc., Janus Henderson Investors US, LLC, John Hancock Advisers, LLC, Knights of Columbus Asset Advisors LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Lord, Abbett & Co LLC, Manning & Napier Advisors, LLC, Metropolitan West Asset Management, LLC, MFS Fund Distributors, Inc., MML Investment Advisers, LLC, Neuberger Berman Investment Advisers LLC, New York Life Investment Management Holdings LLC, North Square Investments, LLC, Northern Funds Distributors, LLC, Nuveen Securities, LLC, Pacific Investment Management Company, LLC, Park Place Capital Corporation, Parnassus Investments, LLC, Payden & Rygel, Principal Global Investors, LLC, Prudential Financial, Inc., Putnam Investments Management, LLC, Renaissance Investment Management, Robert W. Baird & Co., Russell Investment Company, SSGA Funds Management, Inc., T. Rowe Price Investment Management, Thornburg Investment Management, Inc. TIAA-CREF

Investment Management, LLC, Timothy Plan, Ltd. ,Touchstone Securities, Inc., Vanguard Group, Inc., Victory Capital Management, Inc., Voya Investments Distributor, LLC, Waddell & Reed Financial, Inc., Wells Capital Management, Inc., and William Blair & Company, LLC, under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the Appendix: Funds Available Under the Contract. All of the investment advisers are registered with the SEC as investment advisers. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant can lose money by investing in a contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other Funds that may be managed or sponsored by the same investment adviser, sub-adviser, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other Funds, even where the investment adviser, sub-adviser, or manager is the same. Certain Funds available through the contract have names similar to Funds not available through the contract. The performance of a Fund not available through the contract does not indicate performance of a similarly named Fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES. FOR MORE COMPLETE INFORMATION CONCERNING THE FUNDS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees

By virtue of the agreements entered into between the Funds, AUL and AUL's affiliated broker dealer, OneAmerica Securities, Inc. (OAS), OAS receives compensation from the disributor/advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS generally receives such 12b-1 fees for providing marketing and distribution services to a Fund. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

Administrative, Marketing, and Other Support Service Fees

As noted, AUL receives Support Service Fees from each Fund. This fee is described in greater detail within the agreement for each Fund. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Service Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

THE CONTRACTS

The contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit- sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to (6) HRAs, HSAs and OPEB Plans.

A contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the contract. In certain contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some contracts, Participant Accounts are not maintained.

The Owner of the contract or the Plan Sponsor (depending on the contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the contract, as specified by the Owner in the Plan, trust, or another appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions Under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the contract. A Participant may find information regarding any applicable maximum and minimum Contribution limits in the contract certificate issued to the Participant. AUL may change the minimum Contribution permitted under a contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed under federal tax law. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Plan document. Limitations on the amount of contributions to an Investment Account, if any, are imposed by the Funds and described in the prospectus of such Fund(s).

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post- employment benefit plan contracts, the Owner has the right to return the contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Home Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular contract. In addition, some of the Investment Accounts are not available for certain types of contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Home Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the contract. Participant Accounts may not be maintained under the contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. In such circumstances, AUL would be unable to allocate amounts as specified for each Participant because AUL would not be providing recordkeeping services for the Plan. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Home Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants. Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a contract or to the FIA or SVA (if available under a contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Home Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying Fund management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term- trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a contract will be credited to the Participant's Account in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Home Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment

Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)  is equal to:

(1)  the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2)  the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

(3)  a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b)  is the net asset value per share of the Fund, determined as of the end of the preceding Valuation Period; and

(c)  is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Home Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Home Office. Withdrawal requests and payments are processed and paid in accordance with applicable law and applicable contract terms, if any.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Home Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be affected until proper instructions are received by AUL at the Home Office.

A withdrawal may result in the deduction of a withdrawal charge and application of an MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(B), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) contracts due to the Benefit Responsive features of the contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

General

Since the contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plans during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax- free transfer or exchange under the Internal Revenue Code.

For 403(b) contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program

AUL intends to offer the contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or to the default Investment Account directed by the contract. Certain contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a

Guaranteed Minimum Death Benefit ("GMDB") on the contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the contract by sending proper written notice to AUL's Home Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the contract or an amendment).

Upon termination of such a contract, generally the Owner may direct AUL to pay an amount equal to the contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on contract provisions, for contracts funding certain Employee Benefit Plans or 409A or 457 Plans, the Owner may direct AUL to pay the contract's FIA Withdrawal Value in a lump sum subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below) or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some contracts issued prior to 1999 which fund Employer- Sponsored 403(b) Plans, the Owner may direct AUL to pay the contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given contract may be found in a contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some contracts issued after 1998 that fund Employer- Sponsored 403(b) Plans, or for some contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the contract. The ILC or MVA is equal to a certain percentage, as described in the contract, multiplied by the FIA or other General Account Withdrawal Value. In some contracts, the ILC percentage is 6(i – j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some contracts, the MVA percentage is 5(i – j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j – i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any contract if there are no Participant Accounts in existence under the contract. There may be no Participant Accounts under the contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent (0%) to 3.5 percent (3.5%) but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a contract. However, if a cash withdrawal is made or the contract is terminated by the Owner, then, depending on the type of contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most contracts, the withdrawal charge only applies if the Participant's Account (or, in some contracts, the contract) has not been in existence for a certain period of time. For some contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent (10%) free-out in contracts containing a 10 percent (10%) free-out provision, for the first five (5) years; 4 percent (4%) of Account Value in excess of any applicable10 percent (10%) free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. Your charges may be less than the charges described. Please consult your contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the contract), loans, age 72 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent (8.5%) of the Contributions made by or on behalf of a Participant under a contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. The charge is effectively reduced by any applicable Variable Investment Plus factor. You can learn more about the Variable Investment Plus factor later in this prospectus. AUL may use any profit derived from this charge for any lawful purpose, including contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Variable Investment Plus

Certain contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the contract and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your contract to determine whether a Variable Investment Plus credit applies to your contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days' notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly contract anniversary. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some contracts) on the quarterly contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the contracts and operation of the Variable Account and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.

Commissions Paid to Broker-Dealers

The compensation paid to broker-dealers is based on a percentage of assets in the contract. The compensation will vary based on the specific arrangement AUL has with the financial professional's broker-dealer, but it will not exceed 1.00% of the assets in the contract in the first year. AUL will pay ongoing compensation to broker-dealers for each subsequent year the plan is in-force. Trail compensation will not exceed 1.00% of the assets in the contract.

Additional Charges and Fees

Some contracts may also contain the following fees:

(1)  Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan from the Participant's Account for loan administration.

(3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non- electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4)  Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6)  Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested with the brokerage window account custodian.

(7)  Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. This Fee will not apply to a lump-sum payment to the Owner upon contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8)  Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

(9)  Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some contracts offer this benefit at no charge. Please consult your contract for details regarding this benefit and the applicable charge.

(10)  Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account (if Participant Accounts are not maintained) if not paid by the Owner in a timely manner. In certain contracts, the Plan Sponsor may engage a Third-Party Administrator ("TPA") to provide services to it. TPAs are unaffiliated with AUL. TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a contract, may be imposed upon termination by an Owner of some contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a contract where the expenses associated with the sale of the contract or the administrative costs associated with the contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force contracts. However, the Asset Charge may be increased on future contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed, and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Home Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the contract.

Annuity Options

Option 1 — Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. The election of this option is automatically canceled if the Participant dies before the Annuity Commencement Date.

Option 2 — Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 — Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives. The election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 — Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 — Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. The duration of annuity payments may affect the amount of the payments. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 72, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 72 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the standard and optional benefits available under the contract. More detailed information about the fees associated with each benefit included in the table may be found in the Expense Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	0.03%	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA contracts.

Dollar Cost Averaging ("DCA") Program

The DCA Program, if elected, enables Contract Owners and Participants to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the MMIA to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. The minimum required amount of each transfer is $100. At the time that the Owner elects the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required. At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the contract is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Brokerage Window

The brokerage window is an optional benefit that allows the Participant the ability to invest a portion of the Account Value in a brokerage account.

The maximum annual fee for the brokerage window is $100. We will deduct the annual fee on a pro-rata basis from each Contribution and each investment made through the Brokerage Window tracked under that Participant's Account. This fee will be deducted on the date the Participant is enrolled in the brokerage window account and on each anniversary of that date upon which the Participant has a non-zero brokerage window account balance. We may increase the brokerage window account annual fee no more frequently than annually upon 60 days notice to Contract Owners and Participants. The brokerage window account annual fee is in addition to any other fee charged by the brokerage window account custodian or any other entity in connection with the brokerage window account.

Participation in the brokerage window is only available with certain Employer Sponsored Contracts at certain asset levels.

While the brokerage account window allows access to a wider range of investment options, there is no guarantee that those options will perform better than the standard Funds offered with the contract.

Investment Advice Provider with Managed Account Services

The Investment Advice Provider with Managed Account Services benefit is an optional benefit that allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. The investment advice provider is ProNvest, Inc., ("ProNvest") which is a registered investment adviser that provides independent investment advice to employer sponsored plans. ProNvest is not affiliated with AUL.

There is no cost to the Participant when using the basic investment advice service. However, account management fees of up to 1.00% are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service. There is an investment advisory relationship between ProNvest and Contract Owners and Participants who select this service, and ProNvest's Form ADV Part 2A and Client Relationship Summary are provided in electronic format through the Contract Owner's and Participant's account. You may request these disclosures in written form by contacting ProNvest directly.

Depending on the level of services selected, ProNvest allocates a Participant's Account Value in the various Funds available in the contract to meet the Participant's individual financial needs by considering various factors, including but not limited to, age, investment objectives, risk tolerance, time horizon and any other relevant factors. The investment advice provided by ProNvest does not guarantee better investment performance.

Plan Sponsor Investment Option

The Plan Sponsor Investment Option is an optional benefit that allows Contract Owners to offer plan-level investment portfolios (the "Portfolios") constructed to meet the needs of the Plan Participants. Investment portfolios are created by Mesirow Financial Investment Management, Inc. ("MFIM"), a registered investment adviser who is not affiliated with AUL. MFIM will serve as the Investment Manager for the Employee Benefit Plan, as defined in Section 3(21) or 3(38) of the Employee Retirement Income Security Act of 1974 ("ERISA") , as applicable. To select this optional benefit, the Contract Owner will execute an investment management agreement directly with MFIM

MFIM will construct Portfolios made up solely of Funds selected by MFIM from among the investment options offered on the contract. MFIM will construct the portfolios to provide varying degrees of long-term appreciation and capital preservation through a mix of equity and fixed income exposures base on Participants' target retirement dates in five-year increments. MFIM will change the Portfolio's respective asset allocations and associated risk levels over time with the intent of decreasing investment risk as each target retirement date approaches.

The maximum annual fee for the investment option is 0.03%. This fee is administered by AUL, but it is paid to MFIM. AUL does not retain any portion of the fee. The selection of this optional benefit does not guarantee better investment performance.

Guaranteed Minimum Death Benefit ("GMDB")

The GMDB is an optional benefit that allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB. The GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value. Excessive withdrawals could impact the value of the GMDB.

The GMDB is subject to an annual fee of 0.20% of the Owner's Account Value. This charge only apples to certain IRA contracts.

THE FIXED INTEREST ACCOUNT ("FIA")

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the contracts or certificates issued under the contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the contract. This Fixed Interest Account value is determined as of the day the withdrawal is affected, minus any applicable withdrawal charge, plus or minus a MVA in certain contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Home Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals".

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be affected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short- Term Federal Bond Investment Accounts as available Investment Option to Participants under the contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some contracts, Owner-directed transfers from the FIA are subject to a MVA. Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Home Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the contract.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the contract, may be imposed upon termination by an Owner of a contract and upon certain withdrawals in certain contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by contract amendment, limit the availability of future collateralized loans under the contract

THE STABLE VALUE ACCOUNT ("SVA")

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may elect any "Variable Account Competing Investment Account" subject to the following restriction: A Contract Owner or Participant may not transfer any amount from the SVA to a Variable Account Competing

Investment Account. A Contract Owner or Participant who transfers amounts from the SVA to a non-Variable Account Competing Investment Account may not transfer amounts to the SVA or a Variable Account Competing Investment Account until ninety (90) days have passed from the date of the Contract Owner's or Participant's last transfer from the SVA, whichever is later. A "Variable Account Competing Investment Account" is any Investment Account with an average effective duration of three (3) years or less, a money market Investment Account, a stable value Investment Account that is not the AUL SVA, or any other Investment Account deemed competing by AUL. Please see the Appendix: "Funds Available under the Contract" for more information.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b)  an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contract Owner's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contract Owner-level forfeiture account in the contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contract Owner-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contract Owner-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At contract termination, the Contract Owner may elect one of the following options:

(a)  (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some contracts, up to 1,095 days following the contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the contract's provisions will be allowed during this 365-day or up to 1,095-day period. An earlier payout within the 365-day or up to 1,095-day period may be arranged with the Contract Owner at AUL's option.

(b)  If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract that AUL may make available. The transfer of the Variable Account Value will occur on the contract termination effective date and no withdrawal charge will be assessed. SVA monies can be transferred subject to the same limitations described in (a) above. AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount fo reach Participant.

OTHER INFORMATION ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Home Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some contracts, no benefit or privilege under a contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a contract if the Owner elects to allocate Plan assets to investments other than an AUL contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the contract.

TAX CONSIDERATIONS

Introduction

The contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a contract, or becoming a Participant under a contract, or receiving Annuity payments under a contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The contracts described in this Prospectus are offered for use with several types of retirement programs as described in the contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

Section 403(b) of the Code permits the purchase of "tax- deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax- deferred basis in an IRA. Sale of the contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency and will have the right to revoke the contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence, or other distribution is made (governmental) or when paid or made available (non- governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan — and any 457(f) Plan — are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Participant has attained age 59 1/2

(b)  the Participant has died; or

(c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump- sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the contract will be made in accordance with regulations of the IRS.

Temporary Rules Under the CARES Act

Notwithstanding the foregoing, on March 27, 2020, the United States Congress passed, and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which includes temporary relief from certain of the tax rules applicable to qualified retirement plans. This relief generally only applied to the tax year 2020 and it does not apply to non-qualified retirement plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of Plan with which a contract is used, (2) whether a Plan implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. This temporary relief may affect required minimum distributions and the taxation of certain distributions and plan loans, among other things. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your contract.

OTHER INFORMATION

Mixed and Shared Funding

The Funds serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time, or (iii) participating qualified Plans to invest in shares of the Funds at the same time as one or more life insurance companies. Neither the Funds nor AUL currently foresees any disadvantage, but if the Funds determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a Fund's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a contract is the Owner or the Participant, depending on the type of contract. Generally, a Participant will have a voting interest under a contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Fund as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds or other entities and to substitute shares of, or interests in, another Fund or another investment vehicle, for shares already purchased or to be purchased in the future under the contract, if the shares of any or all eligible Funds or other entities are no longer available for investment or if further investment in any or all eligible Funds or other entities become inappropriate in view of the purposes of the contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of Contract Owners or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the contracts, the Variable Account may be operated as a management investment company under the Act, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the contracts. Depending on the contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the contract, after the fifth (5th) anniversary of a contract, AUL has the right to change any Annuity tables included in the contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a contract and to refuse to accept new Participants under a contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Payments to Agents, Intermediaries and Other Financial Professionals

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the contracts described in this Prospectus and the organization of AUL, its authority to issue the contracts under Indiana law, and the validity of the forms of the contracts under Indiana law have been passed upon by Stephen L. Due, Deputy General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of AUL as of December 31, 2021 are included in the Statement of Additional Information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectus. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Fund's past performance is not necessarily an indication of future performance.

					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-148	Large Cap Blend	AB Core Opportunities R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.40	*	-14.24	8.76	11.63
06-GKC	Mid Cap Growth	AB Discovery Growth Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.64		-35.54	8.88
06-144	Mid Cap Growth	AB Discovery Growth R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.36		-36.07	8.09	10.01
06-149	Small Cap Value	AB Discovery Value R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.52		-14.69	4.39	9.08
06-GKF	Small Cap Value	AB Discovery Value Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.78		-14.09	5.14
06-3GC	World Bond	AB Global Bond Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.50		-9.86	0.46
06-4PJ	Balanced	AB Global Risk Allocation I: Class Inst Investment Advisor: AllianceBernstein LP.	1.01	*	-6.45	5.30	5.20
06-005	High Yield Bond	AB High Income Advisor: Class Adv Investment Advisor: AllianceBernstein LP.	0.59		-13.57	0.45	3.86
06-006	High Yield Bond	AB High Income R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.27		-14.17	-0.23	3.18
06-153	Foreign Value	AB International Value R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.50	*	-17.68	-2.40	2.86
06-3YR	Large Cap Growth	AB Large Cap Growth Advisor: Class Adv Investment Advisor: AllianceBernstein LP.	0.59		-19.73	13.92	15.83
06-3FY	Large Cap Growth	AB Large Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.53		-19.67	14.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKG	Small Cap Growth	AB Small Cap Growth Z: Class Inst Investment Advisor: AllianceBernstein LP.	0.75		-37.90	10.20
06-146	Small Cap Growth	AB Small Cap Growth R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.49		-38.35	9.40	10.75
06-147	Foreign Growth	AB Sustainable Intl Thematic R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.54		-26.20	2.54	4.55
06-151	Large Cap Value	AB Value R: Class Retirement Investment Advisor: AllianceBernstein LP.	1.41		-8.04	4.35	7.65
06-376		AB Sustainable International Thematic A: Class No Load Investment Advisor: AllianceBernstein LP.	1.23	*	-26.28	3.03	5.06
06-377		AB VPS International Value A: Class No Load Investment Advisor: AllianceBernstein LP.	0.9		-16.95	-1.64	3.58
06-378		AB VPS Small/Mid Cap Value A: Class No Load Investment Advisor: AllianceBernstein LP.	0.8		-14.02	5.14	9.93
06-515		Alger Small Cap Growth I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.95		-44.07	7.82	9.36
06-505	Balanced	Alger Balanced I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	1.09		-5.61	7.26	8.14
06-194	Large Cap Growth	Alger Capital Appreciation Instl I: Class Inst Investment Advisor: Fred Alger Management, LLC	1.12		-30.80	10.25	12.63
06-196	Large Cap Growth	Alger Capital Appreciation Instl R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.56		-31.11	9.76	12.11
06-510	Large Cap Growth	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.91		-30.41	10.84	13.03
06-3GX	Large Cap Growth	Alger Capital Appreciation Instl Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.75	*	-30.53	10.70
06-CPH	Large Cap Growth	Alger Capital Appreciation Z: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83	***	-30.63	10.62	12.96
06-500	Large Cap Growth	Alger Large Cap Growth I-2: Class Inst Investment Advisor: Fred Alger Management, LLC	0.82	*	-34.89	11.97	12.43
06-3GY	Small Cap Growth	Alger Small Cap Focus Y: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83		-47.33	5.10
06-3MP	Small Cap Growth	Alger Small Cap Focus Z: Class Inst Investment Advisor: Fred Alger Management, LLC	0.83		-47.32	5.10	9.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-197	Small Cap Growth	Alger Small Cap Growth Institutional I: Class Inst Investment Advisor: Fred Alger Management, LLC	1.24		-44.10	7.63	9.20
06-198	Small Cap Growth	Alger Small Cap Growth Institutional R: Class Retirement Investment Advisor: Fred Alger Management, LLC	1.73		-44.36	7.13	8.68
06-4YK	Intermediate Term Bond	Allspring Core Plus Bond R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.31	*	-11.28	1.99
06-3J7	Foreign Value	Allspring International Equity R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.8	*	-17.85	0.15
06-3J6	Mid Cap Value	Allspring Special Mid Cap Value R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.7		-4.17	8.12
06-3JF	Small Cap Value	Allspring Special Small Cap Value R6: Class Retirement Investment Advisor: Allspring Global Investments Investment Subadvisor: Allspring Global Investments, LLC	0.85		-12.16	6.12
06-33X	Foreign Value	American Beacon International Eq Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	1.06		-15.64	0.28	4.09
06-33Y	Foreign Value	American Beacon International Eq R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC;	0.7	*	-15.32	0.68
06-34F	Small Cap Value	American Beacon Small Cp Val Inv: Class Inv Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	1.15		-11.70	4.57	9.15
06-34C	Small Cap Value	American Beacon Small Cap Value R6: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc; Hotchkis and Wiley Capital Mgmt LLC;Newton Investment Management North America, LLC;	0.79		-11.42	4.95

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPT	Mgd Asset Allocation	American Century One Choice 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.42	*	-11.07	4.61
06-CPV	Mgd Asset Allocation	American Century One Choice 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.44	*	-12.09	4.92
06-CPW	Mgd Asset Allocation	American Century One Choice 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.47	*	-13.15	5.28
06-CPX	Mgd Asset Allocation	American Century One Choice 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.49	*	-14.32	5.64
06-CPY	Mgd Asset Allocation	American Century One Choice 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.52	*	-15.11	6.06
06-CRC	Mgd Asset Allocation	American Century One Choice 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-15.66	6.49
06-CRF	Mgd Asset Allocation	American Century One Choice 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-16.06	6.62
06-CRG	Mgd Asset Allocation	American Century One Choice 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-16.21	6.75
06-63X	Mgd Asset Allocation	American Century One Choice 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.54	*	-16.27
06-CRH	Mgd Asset Allocation	American Century One Choice In Ret R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.4	*	-10.46	4.26
06-397		American Century VP Mid Cap Value II: Class B Investment Advisor: American Century Investment Management Inc	0.9	*	-2.17	6.61	10.97
06-425		American Century VP Discplnd Cor Val I: Class Inst Investment Advisor: American Century Investment Management Inc	0.7		-9.99	8.74	10.89
06-420		American Century VP International I: Class Inv Investment Advisor: American Century Investment Management Inc	0.99	*	-26.66	3.85	6.00
06-122		American Century VP Ultra® I: Class No Load Investment Advisor: American Century Investment Management Inc	0.79	*	-24.36	14.45	14.92
06-66V	Mgd Asset Allocation	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-11.19
06-66W	Mgd Asset Allocation	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-11.21
06-66X	Mgd Asset Allocation	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-12.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-66Y	Mgd Asset Allocation	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23	*	-13.85
06-67C	Mgd Asset Allocation	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-15.28
06-67F	Mgd Asset Allocation	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-16.05
06-67G	Mgd Asset Allocation	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-16.51
06-67H	Mgd Asset Allocation	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-16.91
06-67J	Mgd Asset Allocation	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-17.12
06-67K	Mgd Asset Allocation	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-17.20
06-67M	Mgd Asset Allocation	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.23		-17.22
06-GKH	Short Term Bond	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.21		-5.30	1.54	1.44
06-460	Large Cap Value	American Century Discplnd Cor Val Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66		-9.84	8.82	10.91
06-697	Large Cap Growth	American Century Disciplined Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.25	*	-19.69	10.05	11.73
06-694	Large Cap Growth	American Century Disciplined Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1	*	-19.47	10.33	12.01
06-722	Intermediate Term Bond	American Century Diversified Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.84		-10.64	0.38	1.11
06-721	Intermediate Term Bond	American Century Diversified Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.59		-10.51	0.60	1.35
06-204	Diversified Emerging Markets	American Century Emerging Markets A: Class A Investment Advisor: American Century Investment Management Inc	1.5		-32.47	0.49	3.32
06-206	Diversified Emerging Markets	American Century Emerging Markets Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.25		-32.33	0.74	3.57
06-CPK	Diversified Emerging Markets	American Century Emerging Markets R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.9		-32.02	1.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-175	Large Cap Blend	American Century Equity Growth A: Class A Investment Advisor: American Century Investment Management Inc	0.91		-14.73	8.45	10.55
06-048	Large Cap Blend	American Century Equity Growth Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.66		-14.48	8.73	10.83
06-285	Large Cap Value	American Century Equity Income A: Class A Investment Advisor: American Century Investment Management Inc	1.17		-2.30	6.49	9.30
06-475	Large Cap Value	American Century Equity Income Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.92		-2.06	6.75	9.58
06-CPM	Large Cap Value	American Century Equity Income R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.57		-1.82	7.11
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Advisor: American Century Investment Management Inc	0.8		-8.91	-0.13	0.40
06-CPN	Large Cap Growth	American Century Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.6	*	-21.24	13.08
06-445	Large Cap Growth	American Century Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.2	*	-21.71	12.41	12.75
06-290	Mid Cap Growth	American Century Heritage A: Class A Investment Advisor: American Century Investment Management Inc	1.25		-32.20	7.98	9.51
06-046	Mid Cap Growth	American Century Heritage Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1		-32.03	8.25	9.78
06-CPP	Mid Cap Growth	American Century Heritage R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.65		-31.79	8.63
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Advisor: American Century Investment Management Inc	0.72		-5.33	2.53	1.03
06-3KW	Inflation-Protec Bond	American Century Inflation-Adjs Bond R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.22		-4.94
06-421	World Bond	American Century International Bond A: Class A Investment Advisor: American Century Investment Management Inc	1.05		-20.14	-2.76	-2.06
06-422	World Bond	American Century International Bond Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.8		-19.99	-2.51	-1.81
06-325	Foreign Growth	American Century International Gr A: Class A Investment Advisor: American Century Investment Management Inc	1.46		-27.04	3.38	5.65
06-420	Foreign Growth	American Century International Gr Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.21		-26.94	3.61	5.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VH	Foreign Small/Mid Eqty	American Century International Opps A: Class A Investment Advisor: American Century Investment Management Inc	1.62		-31.35	2.15	6.85
06-3VG	Foreign Small/Mid Eqty	American Century International Opps Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.37		-31.22	2.41	7.12
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Advisor: American Century Investment Management Inc	1.08		-0.26	7.13	9.96
06-395	Mid Cap Value	American Century Mid Cap Value A: Class A Investment Advisor: American Century Investment Management Inc	1.23		-2.47	6.42	10.78
06-396	Mid Cap Value	American Century Mid Cap Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.98		-2.22	6.70	11.05
06-CRJ	Mid Cap Value	American Century Mid Cap Value R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.63		-1.82	7.08
06-403	Mgd Asset Allocation	American Century One Choice 2025 A: Class A Investment Advisor: American Century Investment Management Inc	1.02	*	-11.58	4.00	5.54
06-413	Mgd Asset Allocation	American Century One Choice 2025 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.77	*	-11.34	4.27	5.80
06-404	Mgd Asset Allocation	American Century One Choice 2030 A: Class A Investment Advisor: American Century Investment Management Inc	1.04	*	-12.58	4.34	6.03
06-414	Mgd Asset Allocation	American Century One Choice 2030 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.79	*	-12.39	4.60	6.28
06-406	Mgd Asset Allocation	American Century One Choice 2035 A: Class A Investment Advisor: American Century Investment Management Inc	1.07	*	-13.70	4.67	6.53
06-416	Mgd Asset Allocation	American Century One Choice 2035 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.82	*	-13.51	4.92	6.80
06-407	Mgd Asset Allocation	American Century One Choice 2040 A: Class A Investment Advisor: American Century Investment Management Inc	1.09	*	-14.79	5.03	7.03
06-417	Mgd Asset Allocation	American Century One Choice 2040 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.84	*	-14.62	5.28	7.30
06-408	Mgd Asset Allocation	American Century One Choice 2045 A: Class A Investment Advisor: American Century Investment Management Inc	1.12	*	-15.63	5.42	7.52
06-418	Mgd Asset Allocation	American Century One Choice 2045 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.87	*	-15.44	5.69	7.79
06-409	Mgd Asset Allocation	American Century One Choice 2050 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.18	5.87	7.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-419	Mgd Asset Allocation	American Century One Choice 2050 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-15.96	6.13	8.13
06-437	Mgd Asset Allocation	American Century One Choice 2055 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.58	5.98	8.04
06-436	Mgd Asset Allocation	American Century One Choice 2055 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-16.39	6.24	8.31
06-CKR	Mgd Asset Allocation	American Century One Choice 2060 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.71	6.10
06-CKT	Mgd Asset Allocation	American Century One Choice 2060 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-16.52	6.38
06-63T	Mgd Asset Allocation	American Century One Choice 2065 A: Class A Investment Advisor: American Century Investment Management Inc	1.14	*	-16.77
06-63N	Mgd Asset Allocation	American Century One Choice 2065 Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.89	*	-16.61
06-426	Mgd Asset Allocation	American Century One Choice In Ret A: Class A Investment Advisor: American Century Investment Management Inc	1	*	-11.01	3.64	4.79
06-427	Mgd Asset Allocation	American Century One Choice In Ret Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.75	*	-10.78	3.92	5.05
06-380	Specialty	American Century Real Estate A: Class A Investment Advisor: American Century Investment Management Inc	1.39		-5.43	5.85	6.96
06-269	Specialty	American Century Real Estate Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.14		-5.18	6.11	7.23
06-CRK	Specialty	American Century Real Estate R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.79		-4.84	6.49
06-240	Large Cap Growth	American Century Select A: Class A Investment Advisor: American Century Investment Management Inc	1.2	*	-18.85	12.61	13.18
06-440	Large Cap Growth	American Century Select Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.95	*	-18.65	12.90	13.46
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Advisor: American Century Investment Management Inc	1.11		-23.61	3.11	7.92
06-6C7	Small Cap Growth	American Century Small Cap Growth R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.82		-28.79	11.35
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Advisor: American Century Investment Management Inc	1.42		-29.21	10.69	12.01

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-390	Small Cap Value	American Century Small Cap Value A: Class A Investment Advisor: American Century Investment Management Inc	1.44	***	-13.40	7.84	10.83
06-470	Small Cap Value	American Century Small Cap Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1.19	***	-13.19	8.10	11.11
06-CRM	Small Cap Value	American Century Small Cap Value R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.84	***	-12.82	8.48
06-400	Balanced	American Century Strat Allc: Agrsv A: Class A Investment Advisor: American Century Investment Management Inc	1.04	*	-15.11	6.54	7.87
06-480	Balanced	American Century Strat Allc: Agrsv Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.79	*	-14.93	6.80	8.13
06-CRN	Balanced	American Century Strat Allc: Agrsv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.44	*	-14.57	7.18
06-CRP	Balanced	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48	*	-11.08	4.79
06-CRR	Balanced	American Century Strat Allc: Mod R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.48	*	-13.44	6.07
06-405	Balanced	American Century Strat Allc: Cnsrv A: Class A Investment Advisor: American Century Investment Management Inc	1.08	*	-11.63	4.17	4.87
06-415	Balanced	American Century Strat Allc: Mod A: Class A Investment Advisor: American Century Investment Management Inc	1.08	*	-13.86	5.45	6.54
06-490	Balanced	American Century Strat Allc: Mod Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.83	*	-13.72	5.69	6.80
06-485	Balanced	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.83	*	-11.39	4.43	5.13
06-430	Large Cap Growth	American Century Ultra® A: Class A Investment Advisor: American Century Investment Management Inc	1.19	*	-24.52	14.11	14.55
06-450	Large Cap Growth	American Century Ultra® Inv: Class Inv Investment Advisor: American Century Investment Management Inc	0.94	*	-24.32	14.40	14.83
06-CRT	Large Cap Growth	American Century Ultra® R6: Class Retirement Investment Advisor: American Century Investment Management Inc	0.59	*	-24.06	14.80
06-698	Large Cap Value	American Century Value A: Class A Investment Advisor: American Century Investment Management Inc	1.25		-3.41	7.03	9.82
06-696	Large Cap Value	American Century Value Inv: Class Inv Investment Advisor: American Century Investment Management Inc	1		-3.17	7.29	10.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-410	Mid Cap Growth	American Century VP Capital Apprec I: Class Other Investment Advisor: American Century Investment Management Inc	0.91	*	-32.04	8.24	9.78
06-957	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.93		-7.27	3.93	5.20
06-958	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.63		-6.92	4.27	5.53
06-CRV	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.28		-6.61	4.62	5.89
06-959	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94		-8.28	4.18	5.75
06-969	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.64		-8.01	4.51	6.07
06-CRW	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.29		-7.62	4.89	6.44
06-971	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.95		-9.04	4.51	6.39
06-972	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65		-8.75	4.84	6.72
06-CRX	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3		-8.42	5.20	7.10
06-973	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.96		-10.62	5.21	7.46
06-974	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.66		-10.32	5.53	7.79
06-CRY	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.31		-9.98	5.91	8.17
06-976	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.98		-12.21	5.82	8.23
06-977	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.68		-11.94	6.15	8.56
06-CTC	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.33		-11.66	6.52	8.95
06-978	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1		-14.23	6.69	8.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-979	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.7	-13.91	7.01	9.22
06-CTF	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.35	-13.60	7.39	9.60
06-981	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.01	-15.80	6.89	9.10
06-982	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.71	-15.51	7.23	9.43
06-CTG	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.36	-15.23	7.60	9.81
06-983	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	-16.45	6.95	9.16
06-984	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	-16.22	7.26	9.49
06-CTH	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	-15.92	7.64	9.88
06-996	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.02	-17.30	6.87	9.13
06-997	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.72	-17.03	7.21	9.48
06-CTJ	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.37	-16.74	7.59	9.85
06-998	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	-17.96	6.72	9.04
06-999	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	-17.70	7.04	9.38
06-CTK	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	-17.43	7.41	9.76
06-CGC	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	-18.12	6.66
06-CGF	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	-17.94	6.98
06-CTM	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	-17.60	7.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4PY	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.03	*	-18.13
06-4R3	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.73	*	-17.90
06-4R4	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.38	*	-17.66
06-182	Large Cap Growth	American Funds AMCAP R3: Class Retirement Investment Advisor: Capital Group	0.98		-23.28	7.60	10.79
06-207	Large Cap Growth	American Funds AMCAP R4: Class Retirement Investment Advisor: Capital Group	0.67		-23.04	7.93	11.12
06-CTN	Large Cap Growth	American Funds AMCAP R6: Class Retirement Investment Advisor: Capital Group	0.33		-22.77	8.31	11.51
06-184	High Yield Bond	American Funds American High-Inc R3: Class Retirement Investment Advisor: Capital Group	0.96		-11.09	2.35	3.67
06-208	High Yield Bond	American Funds American High-Inc R4: Class Retirement Investment Advisor: Capital Group	0.65		-10.81	2.66	3.99
06-447	Balanced	American Funds American Balanced R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.89		-8.76	6.50	8.35
06-446	Balanced	American Funds American Balanced R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.6		-8.51	6.81	8.67
06-CTP	Balanced	American Funds American Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25		-8.19	7.19	9.06
06-3MC	High Yield Bond	American Funds American High-Inc R6: Class Retirement Investment Advisor: Capital Group	0.3		-10.50	3.02	4.36
06-3MK	Large Cap Value	American Funds American Mutual R4: Class Retirement Investment Advisor: Capital Group	0.62		0.95	9.48	10.86
06-3M3	Large Cap Value	American Funds American Mutual R6: Class Retirement Investment Advisor: Capital Group	0.27		1.29	9.86	11.25
06-39V	Intermediate Term Bond	American Funds Bond Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.2		-9.61	1.70	2.16
06-GFN	World Bond	American Funds Capital World Bond R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48		-17.13	-0.63	0.43
06-183	World Stock	American Funds Capital World Gr&Inc R3: Class Retirement Investment Advisor: Capital Group	1.06		-18.28	4.96	7.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-211	World Stock	American Funds Capital World Gr&Inc R4: Class Retirement Investment Advisor: Capital Group	0.77	-18.03	5.28	8.18
06-CTR	World Stock	American Funds Capital World Gr&Inc R6: Class Retirement Investment Advisor: Capital Group	0.42	-17.74	5.65	8.56
06-3MM	World Allocation	American Funds Capital Income Bldr R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.61	-5.42	4.30	5.98
06-3M6	World Allocation	American Funds Capital Income Bldr R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.26	-5.08	4.67	6.35
06-181	Foreign Growth	American Funds Europacific Growth R3: Class Retirement Investment Advisor: Capital Group	1.11	-28.14	2.43	5.62
06-212	Foreign Growth	American Funds Europacific Growth R4: Class Retirement Investment Advisor: Capital Group	0.81	-27.92	2.74	5.94
06-296	Foreign Growth	American Funds Europacific Growth R5: Class Retirement Investment Advisor: Capital Group	0.51	-27.70	3.05	6.26
06-CTT	Foreign Growth	American Funds Europacific Growth R6: Class Retirement Investment Advisor: Capital Group	0.46	-27.68	3.10	6.30
06-213	Large Cap Blend	American Funds Fundamental Invs R3: Class Retirement Investment Advisor: Capital Group	0.93	-15.08	7.99	11.17
06-214	Large Cap Blend	American Funds Fundamental Invs R4: Class Retirement Investment Advisor: Capital Group	0.63	-14.82	8.31	11.50
06-CTV	Large Cap Blend	American Funds Fundamental Invs R6: Class Retirement Investment Advisor: Capital Group	0.28	-14.52	8.69	11.89
06-3M9	World Allocation	American Funds Global Balanced R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.48	-13.53	3.64	5.76
06-179	Large Cap Growth	American Funds Growth Fund of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.94	-24.68	9.69	12.41
06-216	Large Cap Growth	American Funds Growth Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	-25.11	9.83	12.65
06-CVC	Large Cap Growth	American Funds Growth Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	-24.85	10.21	13.04
06-3MN	Balanced	American Funds Income Fund of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.6	-4.26	6.16	7.71
06-3M7	Balanced	American Funds Income Fund of Amer R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.25	-3.91	6.53	8.09
06-3G9	Inflation-Protec Bond	American Funds Inflation Linked Bd R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.3	-5.41	3.49

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-186	Short Term Bond	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Advisor: Capital Research and Management Company	0.86	-5.91	0.88	0.78
06-209	Short Term Bond	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.56	-5.63	1.19	1.09
06-3M4	Foreign Blend	American Funds Intl Gr and Inc R6: Class Retirement Investment Advisor: Capital Group	0.54	-18.96	3.08	5.29
06-3GH	Large Cap Blend	American Funds Invmt Co of Amer R6: Class Retirement Investment Advisor: Capital Group	0.27	-11.44	8.57	11.47
06-502	World Stock	American Funds New Perspective R3: Class Retirement Investment Advisor: Capital Group	1.06	-22.71	8.71	10.51
06-503	World Stock	American Funds New Perspective R4: Class Retirement Investment Advisor: Capital Group	0.76	-22.47	9.04	10.84
06-CTW	World Stock	American Funds New Perspective R6: Class Retirement Investment Advisor: Capital Group	0.41	-22.19	9.43	11.23
06-691	Diversified Emerging Markets	American Funds New World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.22	-27.63	4.46	5.32
06-689	Diversified Emerging Markets	American Funds New World R4: Class Retirement Investment Advisor: Capital Research and Management Company	0.92	-27.41	4.78	5.66
06-CTX	Diversified Emerging Markets	American Funds New World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.57	-27.15	5.15	6.03
06-333	World Stock	American Funds SMALLCAP World R3: Class Retirement Investment Advisor: Capital Research and Management Company	1.3	-32.71	5.85	9.00
06-332	World Stock	American Funds SMALLCAP World R4: Class Retirement Investment Advisor: Capital Research and Management Company	1	-32.50	6.17	9.35
06-CTY	World Stock	American Funds SMALLCAP World R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.65	-32.26	6.55	9.73
06-449	Large Cap Blend	American Funds Washington Mutual R3: Class Retirement Investment Advisor: Capital Group	0.91	-3.42	10.15	11.50
06-448	Large Cap Blend	American Funds Washington Mutual R4: Class Retirement Investment Advisor: Capital Group	0.61	-3.14	10.48	11.84
06-CVF	Large Cap Blend	American Funds Washington Mutual R6: Class Retirement Investment Advisor: Capital Group	0.26	-2.80	10.87	12.23

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46F	Large Cap Value	American Beacon Large Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company;	0.63		-6.95	7.70	10.56
06-46G	Mid Cap Value	American Beacon Mid-Cap Value R5: Class Retirement Investment Advisor: American Beacon Advisors Inc Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; WEDGE Capital Management, LLP;Pzena Investment Management, LLC;	0.91	*	-11.04	4.59	9.58
06-69V	Mid Cap Growth	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Advisor: Stephens Inv Mgmt Group LLC Investment Subadvisor: Stephens Inv Mgmt Group LLC	0.88		-27.17
#N/A		American Funds IS® Amer Hi-Inc Trust 1: Class No Load Investment Advisor: Capital Group	0.3	*	-10.67	3.13	4.45
#N/A		American Funds IS® Global Balanced 1: Class No Load Investment Advisor: Capital Research and Management Company	0.51	*	-12.41	4.74	6.04
#N/A		American Funds IS® Growth 1: Class No Load Investment Advisor: Capital Research and Management Company	0.35		-24.05	13.89	14.92
#N/A		American Funds IS® Growth-Income 1: Class No Load Investment Advisor: Capital Research and Management Company	0.29		-12.58	9.59	12.27
#N/A		American Funds IS® Intl Gr And Inc 1: Class No Load Investment Advisor: Capital Group	0.53	*	-20.17	1.55	4.33
06-3KY	World Stock	American Funds New Economy R6: Class Retirement Investment Advisor: Capital Group	0.41		-28.42	7.80	11.76
#N/A		American Funds IS® New World 1: Class A Investment Advisor: Capital Research and Management Company	0.57	*	-27.22	4.65	5.53
06-3TK	Int Government Bond	American Funds US Government Sec R6: Class Retirement Investment Advisor: Capital Research and Management Company	0.22		-6.33	1.63	1.60
06-4TG	Mid Cap Growth	AMG GW&K Small/Mid Cap I: Class Inst Investment Advisor: GW&K Investment Management, LLC Investment Subadvisor: GW&K Investment Management, LLC	0.87		-14.25	9.40
06-4TH	Mid Cap Growth	AMG GW&K Small/Mid Cap N: Class N Investment Advisor: GW&K Investment Management, LLC Investment Subadvisor: GW&K Investment Management, LLC	1.07		-14.45	9.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FXW	Large Cap Growth	AMG Renaissance Large Cap Growth N: Class N Investment Advisor: Renaissance Investment Management Investment Subadvisor: Renaissance Group LLC	1	*	-10.88	11.85	13.48
06-6C4	Mid Cap Growth	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Advisor: TimesSquare Capital Management, LLC Investment Subadvisor: TimesSquare Capital Management, LLC	0.98		-20.56	10.98	12.21
06-BBB	Foreign Blend	AQR International Multi-Style N: Class N Investment Advisor: AQR Capital Management	0.81	*	-17.08	1.87
06-CCC	Large Cap Blend	AQR Large Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management	0.66		-9.75	8.30
06-CCF	Small Cap Blend	AQR Small Cap Multi-Style N: Class N Investment Advisor: AQR Capital Management	0.86	*	-19.03	4.97
06-4TF	Diversified Emerging Markets	AQR Emerging Multi-Style II N: Class N Investment Advisor: AQR Capital Management	0.96	*	-24.46	1.00
06-335	Mid Cap Value	Ariel Appreciation Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.12		-16.16	4.46	9.47
06-CKV	Foreign Blend	Ariel International Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1.14	*	-10.49	1.06	5.45
06-330	Mid Cap Value	Ariel Fund Investor: Class Inv Investment Advisor: Ariel Investments, LLC	1		-19.14	5.58	10.70
06-4JY	Large Cap Value	Auxier Focus Institutional: Class Inst Investment Advisor: Auxier Asset Management LLC	0.8	*	-3.66	7.59	8.74
06-082	Large Cap Growth	Ave Maria Growth: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.9		-22.10	9.91	11.32
06-084	Large Cap Blend	Ave Maria Rising Dividend: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.9		-5.99	9.41	10.93
06-081	Mid Cap Blend	Ave Maria Value: Class No Load Investment Advisor: Schwartz Investment Counsel Inc	0.97		-7.60	8.14	7.43
06-085	World Stock	Ave Maria World Equity: Class Other Investment Advisor: Schwartz Investment Counsel Inc	1.02	*	-13.27	3.89	6.52
06-4TP	Intermediate Term Bond	Baird Aggregate Bond Inst: Class Inst Investment Advisor: Baird Advisors	0.3		-11.02	1.07	2.13
06-4RC	Intermediate Term Bond	Baird Core Plus Bond Inst: Class Inst Investment Advisor: Baird Advisors	0.3		-11.03	1.29	2.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4XC	Short Term Bond	Baird Short-Term Bond Inst: Class Inst Investment Advisor: Baird Advisors	0.3	**	-4.03	1.32	1.57
06-47Y	Mid Cap Growth	Baron Asset R6: Class Retirement Investment Advisor: Baron Capital Management Inc	1.04		-29.25	8.63
06-3J9	Diversified Emerging Markets	Baron Emerging Markets R6: Class Retirement Investment Advisor: Baron Capital Management Inc	1.08		-30.87	1.16
06-4H3	Mgd Asset Allocation	BlackRock LifePath® Index 2065 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.69
06-CVM	Mgd Asset Allocation	BlackRock LifePath® Index 2025 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-12.70	4.72	6.29
06-CVN	Mgd Asset Allocation	BlackRock LifePath® Index 2030 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-13.41	5.39	7.01
06-CVP	Mgd Asset Allocation	BlackRock LifePath® Index 2035 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-14.05	6.03	7.68
06-CVR	Mgd Asset Allocation	BlackRock LifePath® Index 2040 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-14.68	6.56	8.26
06-CVT	Mgd Asset Allocation	BlackRock LifePath® Index 2045 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.25	6.97	8.73
06-CVV	Mgd Asset Allocation	BlackRock LifePath® Index 2050 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.56	7.14	9.02
06-CVW	Mgd Asset Allocation	BlackRock LifePath® Index 2055 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.70	7.14	9.22
06-CVX	Mgd Asset Allocation	BlackRock LifePath® Index 2060 K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-15.68	7.16
06-CVY	Mgd Asset Allocation	BlackRock LifePath® Index Retire K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.09	*	-12.35	3.85	4.80
06-6CG	Specialty	BlackRock Systematic Multi-Strat K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.85	*	-1.38
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core K: Class Retirement Investment Advisor: BlackRock Inc	0.45	*	-24.95	6.31
06-529	Small Cap Growth	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Advisor: BlackRock Inc	0.5	*	-33.21	6.01	9.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46J	Small Cap Growth	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Advisor: BlackRock Inc	0.45	*	-33.18
06-587	Large Cap Value	BlackRock Equity Dividend Instl: Class Inst Investment Advisor: BlackRock Inc	0.71		-5.47	8.23	10.14
06-FRW	Large Cap Value	BlackRock Equity Dividend K: Class Retirement Investment Advisor: BlackRock Inc	0.6		-5.32	8.37
06-528	World Allocation	BlackRock Global Allocation Instl: Class Inst Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock (Singapore) Limited	0.82	*	-16.19	4.46	5.60
06-527	World Allocation	BlackRock Global Allocation R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock (Singapore) Limited	1.43	*	-16.69	3.83	4.96
06-FRX	World Allocation	BlackRock Global Allocation K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock (Singapore) Limited	0.74	*	-16.12	4.54
06-CVH	World Stock	BlackRock Global Dividend K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.68		-10.64	4.52
06-4WH	Int Government Bond	BlackRock GNMA Inv A: Class A Investment Advisor: BlackRock Inc	0.67	*	-9.62	-0.04	0.65
06-CGM	Specialty	BlackRock Health Sciences Opps Instl: Class Inst Investment Advisor: BlackRock Inc	0.84		-7.71	11.17	15.52
06-CVJ	Specialty	BlackRock Health Sciences Opps K: Class Retirement Investment Advisor: BlackRock Inc	0.74		-7.61	11.28
06-CGN	Specialty	BlackRock Health Sciences Opps R: Class Retirement Investment Advisor: BlackRock Inc	1.44		-8.26	10.51	14.83
#N/A		BlackRock High Yield V.I. I: Class No Load Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.57	*	-12.33	2.36	4.51
06-33K	High Yield Bond	BlackRock High Yield Bond K: Class Other Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.49	*	-12.21	2.37	4.74
06-CHR	High Yield Bond	BlackRock High Yield Bond R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	1.16	*	-12.82	1.66	3.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CHP	High Yield Bond	BlackRock High Yield Bond Svc: Class S Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited	0.87	*	-12.55	2.01	4.34
06-3N3	Inflation-Protec Bond	BlackRock Inflation Protected Bond K: Class Other Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited; BlackRock (Singapore) Limited;	0.3	*	-5.36	3.25	1.65
06-GHG	Mid Cap Growth	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Advisor: BlackRock Inc	0.8		-33.09	10.69	13.79
06-GHH	Mid Cap Growth	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Advisor: BlackRock Inc	0.7		-33.04	10.77
06-GHJ	Mid Cap Growth	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Advisor: BlackRock Inc	1.3	*	-33.43	10.12	13.17
06-FRY	Balanced	BlackRock Multi-Asset Income Investor A: Class A Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.81	*	-11.72	2.20	4.20
06-FTF	Balanced	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Asset Management North Asia Ltd; BlackRock International Limited;BlackRock (Singapore) Limited;	0.51	*	-11.53	2.50
#N/A		BlackRock Small Cap Index V.I. I: Class No Load Investment Advisor: BlackRock Fund Advisors	0.22		-25.33	4.98	9.06
06-FTG	Intermediate Term Bond	BlackRock Strategic Income Opps Inv A: Class A Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited; BlackRock (Singapore) Limited;	0.97	*	-5.99	2.04	2.70
06-FTH	Intermediate Term Bond	BlackRock Strategic Income Opps K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited; BlackRock (Singapore) Limited;	0.59	*	-5.63	2.42
06-4PX	World Bond	BlackRock Strategic Global Bond K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Ltd;BlackRock (Singapore) Limited;	0.5	*	-13.00	0.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
#N/A		BlackRock Total Return V.I. I: Class No Load Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	0.47	*	-11.36	0.96	1.99
06-093	Intermediate Term Bond	BlackRock Total Return Inv A: Class A Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	0.74		-11.94	0.72	2.16
06-CWC	Intermediate Term Bond	BlackRock Total Return K: Class Other Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	0.38		-11.61	1.13	2.57
06-901	Intermediate Term Bond	BlackRock Total Return R: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock International Limited;BlackRock (Singapore) Limited;	1.04	*	-12.19	0.45	1.90
#N/A	Mid Cap Growth	BNY Mellon Active MidCap A: Class A Investment Advisor: Mellon Investments Corporation Investment Subadvisor: Newton Investment Management North America, LLC	1	*	-12.61	4.41	9.40
#N/A	Foreign Blend	BNY Mellon International Core Equity I: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management North America, LLC	0.85	*	-20.01	1.33	5.54
06-650		BNY Mellon IP Technology Growth Svc: Class Inst Investment Advisor: BNY Mellon Investment Funds VII, Inc. Investment Subadvisor: Newton Investment Management North America, LLC	1.03		-41.60	9.91	12.21
06-646		BNY Mellon IP Small Cap Stock Index Svc: Class – N/A Investment Advisor: Mellon Investments Corporation	0.6	*	-17.31	6.60	10.65
06-47M	Intermediate Term Bond	BNY Mellon Bond Market Index I: Class Inst Investment Advisor: Mellon Investments Corporation	0.15	*	-10.60	0.70	1.33
06-3WY	Large Cap Blend	BNY Mellon Sust US Equity Y: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management Ltd	0.7	*	-12.79	10.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CCY	Specialty	BNY Mellon Natural Resources I: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management North America, LLC	0.96		29.05	14.43	9.15
06-39Y	Specialty	BNY Mellon Natural Resources Y: Class Inst Investment Advisor: Newton Investment Management Group Investment Subadvisor: Newton Investment Management North America, LLC	0.85		29.20	14.57
06-645		BNY Mellon VIF Apprec Port Svc: Class S Investment Advisor: Fayez Sarofim & Company Investment Subadvisor: Fayez Sarofim & Company	1.05		-13.76	11.51	10.60
06-3G3	World Bond	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.56		-17.03	-0.39	1.33
06-4PC	High Yield Bond	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.5		-10.64	3.44	4.83
#N/A	Large Cap Value	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.7	*	-4.12	8.19	10.63
06-709	World Bond	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	0.97		-17.33	-0.78	0.93
06-714	World Bond	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Advisor: Brandywine Global Investment Mgmt, LLC Investment Subadvisor: Brandywine Global Investment Mgmt, LLC	1.25	*	-17.55	-1.06	0.65
#N/A	Specialty	Calamos Market Neutral Income R6: Class Retirement Investment Advisor: Calamos Investments	0.84		-4.82
06-4FJ	Balanced	Calvert Balanced R6: Class Retirement Investment Advisor: Calvert Research and Management	0.61		-10.45
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Advisor: Atlanta Capital Management Company,LLC Investment Subadvisor: Atlanta Capital Management Company,LLC	0.91		-10.04	14.96	13.92
06-340	Intermediate Term Bond	Calvert Income A: Class A Investment Advisor: Calvert Research and Management	0.92		-13.68	1.35	2.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4FN	Small Cap Blend	Calvert Small-Cap R6: Class Retirement Investment Advisor: Calvert Research and Management	0.86		-13.92
06-516	Small Cap Blend	Calvert Small-Cap A: Class A Investment Advisor: Calvert Research and Management	1.19		-14.19	7.24	11.22
06-3FX	Large Cap Blend	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Advisor: Calvert Research and Management	0.19	*	-15.23
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class – N/A Investment Advisor: Calvert Research and Management	0.96		-18.73	6.09	8.14
06-711	Large Cap Blend	ClearBridge Aggressive Growth FI: Class Other Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.15		-29.17	2.76	8.23
06-716	Large Cap Blend	ClearBridge Aggressive Growth R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.44		-29.34	2.47	7.94
06-712	Large Cap Blend	ClearBridge Appreciation FI: Class Other Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.99		-8.68	10.62	11.57
06-3G6	Large Cap Blend	ClearBridge Appreciation IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.56		-8.28	11.12	12.05
06-717	Large Cap Blend	ClearBridge Appreciation R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.27		-8.96	10.32	11.25
06-GJR	Foreign Value	ClearBridge International Value A: Class A Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.25	*	-16.18	-1.71	3.39
06-GJT	Foreign Value	ClearBridge International Value IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.8	*	-15.84	-1.29	3.87
06-3XJ	Foreign Growth	ClearBridge International Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC.	0.69		-24.81
06-GJV	Large Cap Growth	ClearBridge Large Cap Growth A: Class A Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.99		-25.81	9.80	13.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GJW	Large Cap Growth	ClearBridge Large Cap Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.61		-25.50	10.23
06-GJX	Large Cap Growth	ClearBridge Large Cap Growth R: Class Retirement Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	1.31		-26.06	9.46	13.04
06-47N	Mid Cap Blend	ClearBridge Mid Cap I: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.84		-17.26	6.73	10.41
06-64M	Small Cap Growth	ClearBridge Small Cap Growth IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.77		-32.23	10.13	11.37
06-3XF	Large Cap Blend	ClearBridge Sustainability Leaders IS: Class Inst Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.75	*	-14.65	13.99
#N/A		ClearBridge Variable Large Cap Value I: Class No Load Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.71		-8.30	7.57	10.22
#N/A		ClearBridge Variable Mid Cap I: Class No Load Investment Advisor: ClearBridge Investments, LLC. Investment Subadvisor: ClearBridge Investments, LLC	0.82		-17.68	6.37	10.18
06-4VC	Specialty	Cohen & Steers Global Infrastructure A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc. Investment Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;	1.24		2.90	6.55	8.18
06-4VF	Specialty	Cohen & Steers Real Estate Securities A: Class A Investment Advisor: Cohen & Steers Capital Management, Inc.	1.1		-6.22	7.54	9.42
06-3KT	Specialty	Cohen & Steers Real Estate Securities Z: Class Inst Investment Advisor: Cohen & Steers Capital Management, Inc.	0.75		-5.90	7.92
06-3KV	Specialty	Cohen & Steers Realty Shares L: Class Other Investment Advisor: Cohen & Steers Capital Management, Inc.	0.88	*	-4.66	8.10	8.83
06-693	Foreign Small/Mid Eqty	Columbia Acorn International A: Class A Investment Advisor: Columbia Threadneedle Investments	1.23	*	-33.58	-0.04	3.95
06-863	Foreign Small/Mid Eqty	Columbia Acorn International Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.98	*	-33.42	0.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-692	Foreign Small/Mid Eqty	Columbia Acorn International Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.98	*	-33.44	0.20	4.23
06-CWF	Foreign Small/Mid Eqty	Columbia Acorn International Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.88	*	-33.35	0.32
06-66N	Balanced	Columbia Capital Allocation Agrsv A: Class A Investment Advisor: Columbia Threadneedle Investments	1.01		-16.62	5.80	8.14
06-66P	Balanced	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.69		-16.30	6.14
06-66C	Balanced	Columbia Capital Allocation Cnsrv A: Class A Investment Advisor: Columbia Threadneedle Investments	0.92		-11.87	1.59	2.87
06-66F	Balanced	Columbia Capital Allocation Cnsrv Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.6		-11.61	1.91
06-66G	Balanced	Columbia Capital Allocation Mod A: Class A Investment Advisor: Columbia Threadneedle Investments	0.94		-14.80	3.85	5.78
06-66K	Balanced	Columbia Capital Alloc Mod Agrsv A: Class A Investment Advisor: Columbia Threadneedle Investments	1		-15.68	4.89	6.88
06-66M	Balanced	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.67		-15.34	5.24
06-66J	Balanced	Columbia Capital Allocation Mod Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.63		-14.60	4.15
06-902	Large Cap Blend	Columbia Contrarian Core A: Class A Investment Advisor: Columbia Threadneedle Investments	1		-13.21	10.12	12.66
06-095	Large Cap Blend	Columbia Contrarian Core Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.75		-13.01	10.39
06-46K	Large Cap Blend	Columbia Contrarian Core Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.63		-12.91	10.53
06-903	Large Cap Value	Columbia Dividend Income A: Class A Investment Advisor: Columbia Threadneedle Investments	0.92	***	-3.60	10.14	11.46
06-096	Large Cap Value	Columbia Dividend Income Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.67	***	-3.37	10.42
06-4FK	Large Cap Value	Columbia Dividend Income Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.56	***	-3.29	10.55
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Advisor: Columbia Threadneedle Investments	1.12		-20.48	-1.99	1.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-444	Emerging Market Bond	Columbia Emerging Markets Bond Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.87		-20.26	-1.74	1.56
06-CWG	Emerging Market Bond	Columbia Emerging Markets Bond Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.7		-20.11	-1.56
06-67R	Large Cap Growth	Columbia Integrated Large Cap Gr Ins 3: Class Retirement Investment Advisor: Columbia Threadneedle Investments	0.4	*	-17.53	12.29
06-67P	Large Cap Growth	Columbia Integrated Large Cap Gr A: Class A Investment Advisor: Columbia Threadneedle Investments	0.8	*	-17.85	11.84
06-67T	Small Cap Growth	Columbia Integrated Small Cap Gr A: Class A Investment Advisor: Columbia Threadneedle Investments	1.27	*	-28.23	4.78
06-334	Mid Cap Blend	Columbia Mid Cap Index A: Class No Load Investment Advisor: Columbia Threadneedle Investments	0.45	*	-14.96	6.53	10.38
06-FTM	Foreign Value	Columbia Overseas Value A: Class A Investment Advisor: Columbia Threadneedle Investments	1.16	*	-13.39	1.74
06-FTN	Foreign Value	Columbia Overseas Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.91	*	-13.23	1.99
06-FTP	Foreign Value	Columbia Overseas Value Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.77	*	-13.13	2.12
06-914	Intermediate Term Bond	Columbia Quality Income A: Class A Investment Advisor: Columbia Threadneedle Investments	0.91		-12.63	0.51	1.48
06-947	Intermediate Term Bond	Columbia Quality Income Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.66		-12.38	0.75
06-FTT	Intermediate Term Bond	Columbia Quality Income Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.53		-12.27	0.93
06-4GF	Large Cap Growth	Columbia Select Large Cap Growth Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.68	*	-35.20	8.83
06-4GG	Large Cap Value	Columbia Select Large Cap Value Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.44	*	-6.30	8.96
06-912	Large Cap Value	Columbia Select Large Cap Value A: Class A Investment Advisor: Columbia Threadneedle Investments	0.8	*	-6.64	8.58	11.85
06-099	Large Cap Value	Columbia Select Large Cap Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.55	*	-6.39	8.85
06-64V	Mid Cap Growth	Columbia Select Mid Cap Gro Fd A: Class A Investment Advisor: Columbia Threadneedle Investments	1.11		-33.24	7.30	9.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-911	Mid Cap Value	Columbia Select Mid Cap Value A: Class A Investment Advisor: Columbia Threadneedle Investments	1.13		-6.58	7.61	10.56
06-098	Mid Cap Value	Columbia Select Mid Cap Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.88		-6.36	7.88
06-64W	Mid Cap Value	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.73	*	-6.20	8.05	11.03
06-913	Small Cap Value	Columbia Select Small Cap Value A: Class A Investment Advisor: Columbia Threadneedle Investments	1.28	*	-16.12	4.80	9.12
06-946	Small Cap Blend	Columbia Select Small Cap Value Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	1.03	*	-15.91	5.07
06-CNX	Small Cap Blend	Columbia Select Small Cap Value Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	1.03	*	-15.92	5.07	9.41
06-4NM	World Stock	Columbia Select Global Equity Advisor: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.99		-22.83
06-4NK	World Stock	Columbia Select Global Equity A: Class A Investment Advisor: Columbia Threadneedle Investments	1.24		-23.04	9.78	10.65
06-869	Specialty	Columbia Seligman Tech & Info Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.94		-19.67	18.19	18.39
06-441	Specialty	Columbia Seligman Tech & Info A: Class A Investment Advisor: Columbia Threadneedle Investments	1.19		-19.87	17.89	18.11
06-443	Specialty	Columbia Seligman Tech & Info Inst: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.94		-19.67	18.19	18.41
06-FTR	Specialty	Columbia Seligman Tech & Info Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.86		-19.60	18.29
06-384		Columbia VP US Government Mortgage 1: Class Other Investment Advisor: Columbia Threadneedle Investments	0.45		-10.83	0.67	1.48
06-382		Columbia VP Small Cap Value 1: Class No Load Investment Advisor: Columbia Threadneedle Investments	0.97		-14.63	5.46	9.63
06-336	Small Cap Blend	Columbia Small Cap Index A: Class No Load Investment Advisor: Columbia Threadneedle Investments	0.45		-17.26	6.71	10.74
06-4YY	Small Cap Blend	Columbia Small Cap Value I Inst3: Class Inst Investment Advisor: Columbia Threadneedle Investments	0.88	*	-14.40	5.44	9.66
06-64X	Small Cap Value	Columbia Small Cap Value II A: Class A Investment Advisor: Columbia Threadneedle Investments	1.27	*	-12.96	5.56	9.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64Y	Intermediate Term Bond	Columbia Total Return Bond A: Class A Investment Advisor: Columbia Threadneedle Investments	0.74	*	-14.25	1.26	1.96
06-67N	Intermediate Term Bond	Columbia Total Return Bond Adv: Class Adv Investment Advisor: Columbia Threadneedle Investments	0.49	*	-14.06	1.52
06-551	Mid Cap Blend	CRM Mid Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.16		-6.68	9.29	11.39
06-552	Small Cap Blend	CRM Small Cap Value Inv: Class Inv Investment Advisor: Cramer Rosenthal McGlynn LLC	1.16		-15.73	2.66	8.21
06-029	World Stock	Crossmark Steward Global Eq Inc A: Class Other Investment Advisor: Crossmark Global Investments, Inc.	1.26		-8.04	7.51	9.39
06-031	Small Cap Blend	Crossmark Steward ValFcs SmMdCpEnhIdxA: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.78		-15.16	5.46	9.64
06-030	Large Cap Blend	Crossmark Steward ValFcs LrgCp EnhIdxA: Class Other Investment Advisor: Crossmark Global Investments, Inc.	0.82		-10.59	9.17	11.61
06-3YK	Diversified Emerging Markets	Delaware Emerging Markets R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.14	*	-31.16	2.33
06-007	World Allocation	Delaware Ivy Asset Strategy Fund Cl R: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.46		-13.68	5.85	4.92
06-008	World Allocation	Delaware Ivy Asset Strategy Fund Cl Y: Class Inst Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.11	*	-13.35	6.22	5.29
06-009	Balanced	Delaware Ivy Balanced Fund Class R: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	1.45		-13.41	6.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CXY	Balanced	Delaware Ivy Balanced Fund Class R6: Class Retirement Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	0.71		-12.78	6.83
06-010	Balanced	Delaware Ivy Balanced Fund Class Y: Class Inst Investment Advisor: Waddell & Reed Investment Management Co Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited;	1.07	*	-13.07	6.43	7.34
06-CGP	Specialty	Delaware Ivy Energy Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.75	*	32.80	-3.00
06-CGR	Specialty	Delaware Ivy Energy Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.4	*	33.31	-2.64	-1.49
06-011	High Yield Bond	Delaware Ivy High Income Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1.35		-14.56	0.64
06-012	High Yield Bond	Delaware Ivy High Income Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	1		-14.24	1.02	3.75
06-GMF	High Yield Bond	Delaware Ivy High Income Fund Class R6: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited;	0.6		-13.93	1.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year		5 year	10 year
06-3VY	Mid Cap Growth	Delaware Ivy Mid Cap Growth R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.79	*	-29.53		12.90
06-CGT	Specialty	Delaware Ivy Science and Technology R: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.55		-30.31		11.06	12.67
06-GMG	Specialty	Delaware Ivy Science and Technology R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.81		-29.79		11.89
06-CGV	Specialty	Delaware Ivy Science and Technology Y: Class Inst Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.2		-30.04		11.49	13.09
06-FPP	Small Cap Blend	Delaware Ivy Smid Cap Core Fund Class R: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.64	*	-18.99		4.17
06-FNR	Small Cap Blend	Delaware Ivy Smid Cap Core Fund Class R6: Class Retirement Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.89	*	-18.40		4.96
06-FPF	Small Cap Blend	Delaware Ivy Smid Cap Core Fund Class Y: Class Inst Investment Advisor: Ivy Investment Management Company Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	1.31	*	-18.73		4.52	9.65
06-3XY	Diversified Emerging Markets	Delaware Ivy Systematic Em Mkts Eq R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;			0.76	*	-33.35	2.75
06-3CN	Small Cap Value	Delaware Small Cap Value R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.69		-10.12		5.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3GP	Small Cap Blend	Delaware Small Cap Core R6: Class Retirement Investment Advisor: Macquarie Asset Management Investment Subadvisor: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited;	0.69		-15.67	6.97
06-GKJ	Specialty	DFA Commodity Strategy Institutional: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.31		21.96	8.54	0.19
06-3CV	Diversified Emerging Markets	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.45		-22.43
06-3F9	Diversified Emerging Markets	DFA Emerging Markets Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.39		-19.75	2.91	3.80
06-CWJ	Diversified Emerging Markets	DFA Emerging Markets I: Class Inst Investment Advisor: DFA Australia Limited Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.36	*	-20.36	2.65	3.42
06-988	Diversified Emerging Markets	DFA Emerging Markets Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.7	*	-13.09	2.41	2.99
06-3C4	World Bond	DFA Five-Year Global Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24		-7.12	0.07	0.97
06-3CW	Specialty	DFA Global Real Estate Securities Port: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24	*	-10.02	4.66	6.50
06-CWK	Balanced	DFA Global Allocation 25/75 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-7.03	2.93	3.46
06-989	Balanced	DFA Global Allocation 25/75 R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.48	*	-7.22	2.68	3.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CWM	Balanced	DFA Global Allocation 60/40 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25	*	-10.80	5.26	6.67
06-991	Balanced	DFA Global Allocation 60/40 R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.5	*	-11.09	5.00	6.42
06-CWN	World Stock	DFA Global Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.25	*	-12.92	7.49	9.95
06-992	World Stock	DFA Global Equity R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.5	*	-13.16	7.22	9.67
06-GKK	Inflation-Protec Bond	DFA Inflation-Protected Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.11		-5.70	3.14	1.67
#N/A		DFA VIT Inflation-Protected Secs Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.11		-5.66	3.16
06-4FV	Int Government Bond	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.12		-9.60	0.74	1.18
06-4NH	Intermediate Term Bond	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.2		-14.88	0.83	2.08
#N/A		DFA VA International Small Portfolio: Class No Load Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.4		-19.79	1.85	6.94
06-CWP	Foreign Blend	DFA International Core Equity I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24		-16.34	2.54	6.18
06-CWR	Foreign Small/Mid Eqty	DFA International Small Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.39		-19.77	1.93	6.97
06-3C7	Foreign Blend	DFA Intl Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.24		-20.17	2.54	5.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-993	Foreign Value	DFA International Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.53	*	-8.28	2.43	5.17
06-CWT	Intermediate Term Bond	DFA Investment Grade I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.2		-11.33	1.02	1.74
06-CWV	Specialty	DFA Real Estate Securities I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	*	-5.86	6.89	8.10
06-4NG	Short Term Bond	DFA Short-Term Extended Quality I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.19	**	-5.74	0.51	1.11
06-4NF	Large Cap Blend	DFA US Core Equity 1 I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.14		-11.17	10.18	12.46
06-CWW	Large Cap Growth	DFA US Large Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18		-10.28	12.50
06-3C3	Large Cap Value	DFA US Large Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	*	-7.10	6.79	11.36
06-CWX	Large Cap Blend	DFA US Large Company I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.08	*	-10.69	11.25	12.89
06-3YM	Small Cap Blend	DFA US Micro Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.41		-13.47	6.43	10.61
06-CWY	Small Cap Growth	DFA US Small Cap Growth Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.32		-16.76	7.26
06-GFK	Small Cap Blend	DFA US Small Cap I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.27		-14.07	6.40	10.43
06-4NC	Small Cap Value	DFA US Small Cap Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.3		-7.21	6.46	10.15
06-3C6	Large Cap Blend	DFA US Sustainability Core 1: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18		-13.83	10.95	12.85
06-CXC	Small Cap Value	DFA US Targeted Value I: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.29		-7.35	7.12	10.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-994	Small Cap Value	DFA US Targeted Value R2: Class Retirement Investment Advisor: Dimensional Fund Advisors LP	0.54		-7.56	6.86	10.50
#N/A		DFA VA US Targeted Value: Class No Load Investment Advisor: Dimensional Fund Advisors LP	0.29		-6.36	7.62	11.37
06-CXF	World Bond	DFA World ex US Government Fxd Inc I: Class Inst Investment Advisor: Dimensional Fund Advisors LP Investment Subadvisor: Dimensional Fund Advisors Ltd; DFA Australia Limited;	0.2	*	-14.41	0.01	2.01
#N/A	Large Cap Value	Diamond Hill Large Cap Y: Class Inst Investment Advisor: Diamond Hill Capital Management Inc	0.55		-10.03	8.29	11.85
06-3PK	Mgd Asset Allocation	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-6.66	4.48
06-3PM	Mgd Asset Allocation	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.18	*	-8.43	4.65
06-3PN	Mgd Asset Allocation	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-10.27	4.86
06-3PP	Mgd Asset Allocation	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-12.75	5.31
06-3PR	Mgd Asset Allocation	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.21	*	-14.42	5.71
06-3PT	Mgd Asset Allocation	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.22	*	-14.40	5.92
06-3PV	Mgd Asset Allocation	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.29	6.28
06-3PW	Mgd Asset Allocation	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-11.67	7.36
06-3PX	Mgd Asset Allocation	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.50	7.50
06-3PY	Mgd Asset Allocation	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.51	7.54
06-3R3	Mgd Asset Allocation	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.23	*	-12.54	7.51
06-3R4	Mgd Asset Allocation	Dimensional Retirement Income Instl: Class Inst Investment Advisor: Dimensional Fund Advisors LP	0.19	*	-5.78	3.50

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FNF	Large Cap Value	DWS CROCI US A: Class A Investment Advisor: DWS Americas	0.98		-10.52	2.97
06-FNG	Large Cap Value	DWS CROCI US S: Class S Investment Advisor: DWS Americas	0.67		-10.15	3.33
06-3VN	Diversified Emerging Markets	DWS Emerging Markets Equity A: Class A Investment Advisor: DWS Americas Investment Subadvisor: DWS Investments Hong Kong Limited	1.19	*	-29.63	1.12	2.39
06-3VJ	Diversified Emerging Markets	DWS Emerging Markets Equity R6: Class Retirement Investment Advisor: DWS Americas Investment Subadvisor: DWS Investments Hong Kong Limited	0.94		-29.44
06-3VP	Diversified Emerging Markets	DWS Emerging Markets Equity S: Class S Investment Advisor: DWS Americas Investment Subadvisor: DWS Investments Hong Kong Limited	1.02	*	-29.49	1.29	2.59
06-916	Specialty	DWS Enhanced Commodity Strategy A: Class A Investment Advisor: DWS Americas	1.29	*	19.60	7.14	0.64
06-608	Specialty	DWS Enhanced Commodity Strategy S: Class S Investment Advisor: DWS Americas	1.09	*	19.86	7.35	0.86
06-622	Large Cap Blend	DWS ESG Core Equity A: Class A Investment Advisor: DWS Americas	0.95		-10.58	7.42	10.71
06-632	Large Cap Blend	DWS ESG Core Equity S: Class S Investment Advisor: DWS Americas	0.7		-10.36	7.69	10.98
06-614	Specialty	DWS RREEF Global Infrastructure S: Class S Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.13	*	2.27	5.86	7.57
06-FPY	Int Government Bond	DWS GNMA A: Class A Investment Advisor: DWS Americas	0.78		-8.80	0.03	0.44
06-FRC	Int Government Bond	DWS GNMA S: Class S Investment Advisor: DWS Americas	0.57		-8.60	0.25	0.69
06-631	World Allocation	DWS RREEF Real Assets S: Class S Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.07	*	-0.21	8.05	5.02
06-617	Specialty	DWS RREEF Real Estate Securities S: Class S Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	0.77		-7.58	6.56	7.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-917	Specialty	DWS RREEF Global Infrastructure A: Class A Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.28	*	2.11	5.68	7.37
06-621	World Allocation	DWS RREEF Real Assets A: Class A Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	1.22	*	-0.33	7.91	4.86
06-CWH	Specialty	DWS RREEF Real Estate Securities R6: Class Retirement Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	0.52		-7.36	6.79
06-613	Specialty	DWS RREEF Real Estate Securities A: Class A Investment Advisor: DWS Americas Investment Subadvisor: RREEF America L.L.C.	0.97		-7.75	6.32	7.48
06-GGK	Small Cap Blend	DWS Small Cap Core A: Class A Investment Advisor: DWS Americas	1.19		-12.06	8.00	11.53
06-GGM	Small Cap Blend	DWS Small Cap Core S: Class S Investment Advisor: DWS Americas	0.95		-11.85	8.23	11.79
#N/A	Employer Stock	Ennis Inc: Class – N/A Investment Advisor: 0			-1.35	5.39	6.85
06-FTX	Small Cap Growth	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.88	*	-26.88	6.13
06-4NJ	Intermediate Term Bond	Federated Hermes Corporate Bond R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.59	*	-13.18	1.47
06-3GV	High Yield Bond	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.49	*	-12.47	1.78
06-CHH	Foreign Growth	Federated Hermes International Equity A: Class A Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Polaris Capital Management, LLC	1.19	*	-24.77	3.77	7.31
06-CHJ	Foreign Growth	Federated Hermes International Equity IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Polaris Capital Management, LLC	0.94	*	-24.57	4.04	7.62
06-065	Foreign Blend	Federated Hermes International Leaders A: Class A Investment Advisor: Federated Hermes, Inc.	1.23	*	-17.94	2.07	5.93
06-049	Foreign Blend	Federated Hermes Intl Leaders IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.97	*	-17.74	2.33	6.20

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKN	Foreign Blend	Federated Hermes Intl Leaders R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.92	*	-17.70	2.39
06-066	Large Cap Growth	Federated Hermes Kaufmann Large Cap A: Class A Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	1.09	*	-27.07	8.62	12.29
06-050	Large Cap Growth	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	0.84	*	-26.92	8.89	12.57
06-CXG	Large Cap Growth	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	0.78	*	-26.85	8.97
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Advisor: Federated Hermes, Inc. Investment Subadvisor: Federated Global Investment Management Corp	0.9	*	-37.16	10.95
06-067	Large Cap Blend	Federated Hermes MDT All Cap Core A: Class A Investment Advisor: Federated Hermes, Inc.	1.05	*	-10.32	12.14	13.24
06-051	Large Cap Blend	Federated Hermes MDT All Cap Core IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.75	*	-10.04	12.47	13.57
06-4FR	Small Cap Blend	Federated Hermes MDT Small Cap Core A: Class A Investment Advisor: Federated Hermes, Inc.	1.14	*	-18.43	5.37	11.66
06-4FT	Small Cap Blend	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.89	*	-18.20	5.63	11.95
06-3MG	Small Cap Blend	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.88	*	-18.23	5.64
06-FTW	Small Cap Growth	Federated Hermes MDT Small Cap Growth A: Class A Investment Advisor: Federated Hermes, Inc.	1.14	*	-27.05	5.86	11.08
06-FTV	Small Cap Growth	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.89	*	-26.87	6.12	11.35
06-GKM	High Yield Bond	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.72	*	-12.90	2.41
06-918	High Yield Bond	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Advisor: Federated Hermes, Inc.	0.98	*	-13.12	2.14	4.89
06-788	High Yield Bond	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Advisor: Federated Hermes, Inc.	0.73	*	-12.78	2.43

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6GY	Intermediate Term Bond	Federated Hermes Total Return Bond R6: Class Retirement Investment Advisor: Federated Hermes, Inc.	0.38	*	-9.75	1.78
06-3HR	Large Cap Blend	Fidelity® 500 Index: Class Other Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.015		-10.63	11.29	12.95
06-4N6	Foreign Growth	Fidelity Advisor® China Region Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.8		-31.50
06-028	Large Cap Growth	Fidelity Advisor® Diversified Stock I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59		-12.89	11.90	12.90
06-280	Foreign Growth	Fidelity Advisor® Diversified Intl M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	1.41		-23.31	2.86	6.28
06-045	Large Cap Growth	Fidelity Advisor® Diversified Stock M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.13		-13.35	11.29	12.25
06-255	Large Cap Value	Fidelity Advisor® Dividend Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.07		-8.63	7.49	9.96

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-120	Large Cap Growth	Fidelity Advisor® Equity Growth M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	-17.42	14.67	14.68
06-260	Large Cap Value	Fidelity Advisor® Equity Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.14	-1.83	7.13	9.29
06-46H	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2015 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.23	-12.77
06-43N	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2020 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.24	-14.23
06-43P	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2025 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.25	-15.00
06-43R	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2030 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.26	-15.47
06-43T	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2035 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.28	-16.58
06-43V	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2040 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.54
06-43W	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2045 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.72
06-43X	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2050 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.67
06-43Y	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2055 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.68
06-44C	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2060 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.58
06-64C	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend 2065 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.29	-17.64
06-44F	Mgd Asset Allocation	Fidelity Advisor Freedom® Blend Inc Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.21	-9.32
06-GHK	Mgd Asset Allocation	Fidelity Advisor Freedom® 2005 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.37	-9.68	3.26

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.74	-11.45	3.43	4.84
06-CCH	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.49	-11.29	3.69	5.10
06-195	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	0.99	-11.65	3.18	4.58
06-GHM	Mgd Asset Allocation	Fidelity Advisor Freedom® 2010 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.38	-11.09	3.84
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.79	-12.94	3.93	5.35
06-CCJ	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.54	-12.72	4.19	5.60
06-101	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.04	-13.18	3.66	5.07
06-GHN	Mgd Asset Allocation	Fidelity Advisor Freedom® 2015 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.4	-12.67	4.32
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.83	-14.49	4.30	5.81
06-CCK	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.58	-14.21	4.57	6.08
06-102	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.08	-14.68	4.04	5.55
06-GHP	Mgd Asset Allocation	Fidelity Advisor Freedom® 2020 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.42	-14.08	4.74
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.87	-15.24	4.68	6.50
06-CCM	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.62	-14.98	4.95	6.77
06-103	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.12	-15.37	4.43	6.24
06-GHR	Mgd Asset Allocation	Fidelity Advisor Freedom® 2025 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.44	-14.83	5.15
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.91	-15.66	5.39	7.20
06-CCN	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.66	-15.45	5.64	7.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-106	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.16	-15.87	5.12	6.93
06-GHT	Mgd Asset Allocation	Fidelity Advisor Freedom® 2030 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.46	-15.28	5.88
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.96	-16.82	6.16	8.03
06-CCP	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.71	-16.66	6.42	8.29
06-107	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.21	-17.05	5.88	7.75
06-GHV	Mgd Asset Allocation	Fidelity Advisor Freedom® 2035 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.48	-16.49	6.66
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.75	6.46	8.22
06-CCR	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.58	6.73	8.50
06-108	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-17.96	6.20	7.95
06-GHW	Mgd Asset Allocation	Fidelity Advisor Freedom® 2040 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.37	7.01
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.85	6.46	8.29
06-CCT	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.68	6.70	8.56
06-284	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.02	6.19	8.02
06-GHX	Mgd Asset Allocation	Fidelity Advisor Freedom® 2045 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.44	6.98
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.89	6.44	8.33
06-CCV	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.71	6.70	8.60
06-286	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.12	6.16	8.05
06-GHY	Mgd Asset Allocation	Fidelity Advisor Freedom® 2050 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.48	6.97

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	1	-17.88	6.44	8.41
06-CCW	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.69	6.70	8.69
06-394	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.04	6.18	8.15
06-GJC	Mgd Asset Allocation	Fidelity Advisor Freedom® 2055 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.44	6.97
06-CCX	Mgd Asset Allocation	Fidelity Advisor Freedom® 2060 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.66	6.72
06-CHG	Mgd Asset Allocation	Fidelity Advisor Freedom® 2060 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.07	6.17
06-GJF	Mgd Asset Allocation	Fidelity Advisor Freedom® 2060 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.49	6.97
06-63P	Mgd Asset Allocation	Fidelity Advisor Freedom® 2065 I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.75	-17.65
06-63V	Mgd Asset Allocation	Fidelity Advisor Freedom® 2065 M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	1.25	-18.04
06-63Y	Mgd Asset Allocation	Fidelity Advisor Freedom® 2065 Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.5	-17.41
#N/A	Mgd Asset Allocation	Fidelity Advisor Freedom® Income A: Class A Investment Advisor: FMR Co., Inc. (FMRC)	0.72	-9.66	2.40	3.08
06-CCG	Mgd Asset Allocation	Fidelity Advisor Freedom® Income I: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.47	-9.46	2.65	3.34
06-111	Mgd Asset Allocation	Fidelity Advisor Freedom® Income M: Class M Investment Advisor: FMR Co., Inc. (FMRC)	0.97	-9.87	2.15	2.82
06-GJG	Mgd Asset Allocation	Fidelity Advisor Freedom® Income Z6: Class Inst Investment Advisor: FMR Co., Inc. (FMRC)	0.37	-9.29	2.78
06-4RH	Large Cap Growth	Fidelity Advisor® Growth Opps Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	-37.07	16.90

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-265	Large Cap Value	Fidelity Advisor® Growth & Income M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.16	-7.45	8.77	10.94
06-125	Large Cap Growth	Fidelity Advisor® Growth Opps M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.28	-37.46	16.18	15.48
06-4G3	Specialty	Fidelity Advisor® Industrials Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64	-13.76
06-155	Foreign Growth	Fidelity Advisor® Intl Capital App M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	1.49	-25.67	4.22	7.52
06-4G4	Specialty	Fidelity Advisor® Intl Real Estate Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.81	-17.31
06-4XH	Foreign Small/Mid Eqty	Fidelity Advisor® Intl Small Cap Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.89	-17.42
06-232	Large Cap Blend	Fidelity Advisor® Leveraged Co Stk A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.05	-20.34	7.49	10.05

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-233	Large Cap Blend	Fidelity Advisor® Leveraged Co Stk M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.3	-20.53	7.23	9.79
06-295	Large Cap Growth	Fidelity Advisor® New Insights A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.93	-21.80	9.04	11.20
06-166	Large Cap Growth	Fidelity Advisor® New Insights M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.18	-21.97	8.77	10.93
06-165	Foreign Growth	Fidelity Advisor® Overseas M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd;	1.65	-22.51	2.75	5.92
06-GKP	Specialty	Fidelity Advisor® Real Estate Income I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.71	-6.95	4.36	6.39
06-392	Specialty	Fidelity Advisor® Real Estate A: Class A Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.09	-8.42	3.50	5.95
06-047	Specialty	Fidelity Advisor® Real Estate I: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.88	-8.21	3.76	6.22

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-391	Specialty	Fidelity Advisor® Real Estate M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.31	-8.61	3.27	5.71
06-393	Small Cap Blend	Fidelity Advisor® Small Cap A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22	-19.87	5.89	9.16
06-275	Small Cap Blend	Fidelity Advisor® Small Cap M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.46	-20.08	5.64	8.91
06-4TT	Small Cap Value	Fidelity Advisor® Small Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.85	-10.53
06-841	Large Cap Growth	Fidelity Advisor® Stock Sel All Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.21	-16.70	9.48
06-270	Mid Cap Blend	Fidelity Advisor® Stock Selec Mid Cp M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.29	-14.73	7.71	10.07
06-026	Balanced	Fidelity Advisor® Strategic Div & Inc® I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72	-6.24	7.67	9.10

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-110	Multisector Bond	Fidelity Advisor® Strategic Income A: Class A Investment Advisor: Fidelity Management and Research Company Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.97		-11.31	1.61	2.84
06-043	Balanced	Fidelity Advisor® Strategic Div & Inc® M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.22		-6.68	7.12	8.54
06-4N4	Specialty	Fidelity Advisor® Technology Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6		-24.40
06-027	Intermediate Term Bond	Fidelity Advisor® Total Bond I: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.5		-10.92	1.39	2.20
06-044	Intermediate Term Bond	Fidelity Advisor® Total Bond M: Class M Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.75		-11.22	1.14	1.94
06-322	Mid Cap Value	Fidelity Advisor® Value A: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.15	*	-9.20	7.92	11.10

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-323	Mid Cap Value	Fidelity Advisor® Value M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.4	*	-9.42	7.63	10.80
06-FTY	Balanced	Fidelity Advisor® Balanced I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;Fidelity Investments Money Mgmt Inc;FMR Co., Inc. (FMRC);	0.57		-12.88	8.58	9.41
06-FVC	Balanced	Fidelity Advisor® Balanced M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;Fidelity Investments Money Mgmt Inc;FMR Co., Inc. (FMRC);	1.07		-13.31	8.03	8.86
06-FVF	Balanced	Fidelity Advisor® Balanced Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;Fidelity Investments Money Mgmt Inc;FMR Co., Inc. (FMRC);	0.45		-12.78	8.71
06-FVG	Foreign Growth	Fidelity Advisor® Diversified Intl Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.76		-22.81	3.56
06-FVH	Large Cap Growth	Fidelity Advisor® Diversified Stock Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.48		-12.79	12.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-34W	Specialty	Fidelity Advisor® Energy I: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.79		43.68	6.33	3.62
06-34X	Specialty	Fidelity Advisor® Energy M: Class M Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	1.38		42.89	5.73	3.06
06-FVJ	Foreign Growth	Fidelity Advisor® Intl Capital App Z: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.85		-25.20	4.90
06-3HN	Mid Cap Value	Fidelity Advisor® Mid Cap Value Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45		-7.06	5.10
06-FVK	Large Cap Growth	Fidelity Advisor® New Insights Z: Class Inst Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.56		-21.51	9.45
06-FVM	Intermediate Term Bond	Fidelity Advisor® Total Bond Z: Class Inst Investment Advisor: Fidelity Institutional Asset Management Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.36	*	-10.80	1.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6FN	Large Cap Growth	Fidelity® Blue Chip Growth K6: Class Retirement Investment Advisor: Fidelity Management Trust Company Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.45		-31.69	14.21
06-3WN	Diversified Emerging Markets	Fidelity® Emerging Markets Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.075		-25.09	2.07	3.01
06-3WJ	Mid Cap Blend	Fidelity® Extended Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-29.92	6.43	10.26
06-4C3	Mgd Asset Allocation	Fidelity Freedom® Index 2005 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-8.95	3.16	3.92
06-67X	Mgd Asset Allocation	Fidelity Freedom® Index 2005 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-8.93
06-49Y	Mgd Asset Allocation	Fidelity Freedom® Index 2010 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-10.40	3.69	4.75
06-67Y	Mgd Asset Allocation	Fidelity Freedom® Index 2010 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-10.31
06-4C4	Mgd Asset Allocation	Fidelity Freedom® Index 2015 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-11.71	4.22	5.29
06-69C	Mgd Asset Allocation	Fidelity Freedom® Index 2015 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-11.69
06-4C6	Mgd Asset Allocation	Fidelity Freedom® Index 2020 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-13.09	4.63	5.77
06-69F	Mgd Asset Allocation	Fidelity Freedom® Index 2020 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-13.07
06-4C7	Mgd Asset Allocation	Fidelity Freedom® Index 2025 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-13.76	5.04	6.49
06-69G	Mgd Asset Allocation	Fidelity Freedom® Index 2025 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-13.73
06-4C9	Mgd Asset Allocation	Fidelity Freedom® Index 2030 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-14.14	5.74	7.24
06-69H	Mgd Asset Allocation	Fidelity Freedom® Index 2030 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-14.11

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4CC	Mgd Asset Allocation	Fidelity Freedom® Index 2035 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.16	6.56	8.12
06-69J	Mgd Asset Allocation	Fidelity Freedom® Index 2035 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.07
06-4CF	Mgd Asset Allocation	Fidelity Freedom® Index 2040 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.87	6.95	8.37
06-69K	Mgd Asset Allocation	Fidelity Freedom® Index 2040 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.88
06-4CG	Mgd Asset Allocation	Fidelity Freedom® Index 2045 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.97	6.93	8.41
06-69M	Mgd Asset Allocation	Fidelity Freedom® Index 2045 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.92
06-4CH	Mgd Asset Allocation	Fidelity Freedom® Index 2050 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.98	6.93	8.44
06-69N	Mgd Asset Allocation	Fidelity Freedom® Index 2050 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.94
06-4CJ	Mgd Asset Allocation	Fidelity Freedom® Index 2055 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-16.03	6.92	8.54
06-69P	Mgd Asset Allocation	Fidelity Freedom® Index 2055 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.93
06-4CK	Mgd Asset Allocation	Fidelity Freedom® Index 2060 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-16.02	6.93
06-69R	Mgd Asset Allocation	Fidelity Freedom® Index 2060 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.93
06-4F3	Mgd Asset Allocation	Fidelity Freedom® Index 2065 Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-15.99
06-69T	Mgd Asset Allocation	Fidelity Freedom® Index 2065 Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-15.92
06-4F4	Mgd Asset Allocation	Fidelity Freedom® Index Income Investor: Class Inv Investment Advisor: FMR Co., Inc. (FMRC)	0.12	***	-8.62	2.64	2.94
06-67W	Mgd Asset Allocation	Fidelity Freedom® Index Income Premier: Class Other Investment Advisor: FMR Co., Inc. (FMRC)	0.06		-8.64

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3WK	Inflation-Protec Bond	Fidelity® Inflation-Prot Bd Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.05		-5.29	3.12	1.65
06-3HX	Foreign Blend	Fidelity® International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-17.33	2.37	5.55
06-4H6	Foreign Blend	Fidelity® Intl Sustainability Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.2		-20.86	2.55
06-4RK	Large Cap Growth	Fidelity® Large Cap Growth Idx: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-18.80	14.23
06-4RJ	Large Cap Value	Fidelity® Large Cap Value Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.035		-6.87	7.15
06-3HW	Mid Cap Blend	Fidelity® Mid Cap Index: Class No Load Investment Advisor: Geode Capital Management, LLC Investment Subadvisor: Geode Capital Management, LLC	0.025		-17.31	7.95	11.28
06-4N3	Balanced	Fidelity® Multi-Asset Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC	0.11	*	-14.99	6.96	9.03
06-3WP	Specialty	Fidelity® Real Estate Index: Class No Load Investment Advisor: Geode Capital Management, LLC Investment Subadvisor: Geode Capital Management, LLC	0.07		-8.02	3.65	6.25
06-3HV	Small Cap Blend	Fidelity® Small Cap Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.025		-25.20	5.25	9.51
06-4H4	Intermediate Term Bond	Fidelity® Sustainability Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.1		-10.28
06-3MR	Large Cap Blend	Fidelity® Total Market Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.015		-14.22	10.49	12.49

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-3WH	Foreign Blend	Fidelity® Total International Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.06	-19.43	2.60
06-3HT	Intermediate Term Bond	Fidelity® US Bond Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.025	-10.35	0.86	1.50
06-3X3	Large Cap Blend	Fidelity® U.S. Sustainability Index: Class No Load Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.11	-10.64	11.76
06-230	Balanced	Fidelity® VIP Asset Manager Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.59	-12.80	4.90	6.22
06-245	Large Cap Growth	Fidelity® VIP Contrafund Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.6	-18.16	10.37	12.00
06-205	Large Cap Value	Fidelity® VIP Equity-Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.51	-4.29	8.56	10.37
#N/A		Fidelity® VIP Floating Rate Hi Inc Init: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.72	-3.23	2.63
06-250	Cash	Fidelity® VIP Government Money Mkt Init: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.23	0.12	0.91	0.51

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
#N/A		Fidelity® VIP Growth & Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.52	-7.25	9.33	11.58
06-210	Large Cap Growth	Fidelity® VIP Growth Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.61	-17.08	15.33	15.36
#N/A		Fidelity® VIP Growth Opportunities Init: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.63	-37.06	16.38	16.01
06-215	High Yield Bond	Fidelity® VIP High Income Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.67	-12.78	1.03	3.34
06-225	Large Cap Blend	Fidelity® VIP Index 500 Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: Geode Capital Management, LLC	0.1	-10.73	11.18	12.84
06-941		Fidelity® VIP Mid Cap Service 2: Class S Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.86	-14.52	6.23	9.62
06-220	Foreign Growth	Fidelity® VIP Overseas Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;	0.77	-22.08	3.43	6.51

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
#N/A		Fidelity® VIP Strategic Income Initial: Class A Investment Advisor: Fidelity Management and Research Company Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;FIL Investments (Japan) Limited;Fil Investment Advisors;FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd;	0.66		-11.07	1.79	2.98
#N/A		Fidelity® VIP Value Initial: Class A Investment Advisor: Fidelity Management & Research Company LLC Investment Subadvisor: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;	0.64		-3.27	9.20	11.68
06-3VC	World Allocation	First Eagle Global R6: Class Retirement Investment Advisor: First Eagle Investment Mgt, LLC	0.78		-8.31	5.27
06-3VF	Foreign Blend	First Eagle Overseas R6: Class Retirement Investment Advisor: First Eagle Investment Mgt, LLC	0.79		-10.51	2.45
06-908		Franklin Allocation VIP 1: Class No Load Investment Advisor: Franklin Templeton Invts	0.57	*	-13.01	3.65	6.73
06-3RY	Large Cap Growth	Franklin DynaTech R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.46		-35.35	12.67
06-3T3	Large Cap Value	Franklin Equity Income R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.51	*	-4.65	8.80
06-CMX	Large Cap Growth	Franklin Growth Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.54		-19.65	11.00	12.92
06-CNW	Large Cap Growth	Franklin Growth Opportunities Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.66		-31.99	10.66	12.21
06-CMW	Large Cap Growth	Franklin Growth Opportunities R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.16		-32.32	10.12	11.66
06-4PN	Large Cap Growth	Franklin Growth Opportunities R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.58		-31.94	10.78
06-FXP	Large Cap Growth	Franklin Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.47		-19.59	11.11
06-819	Large Cap Growth	Franklin Growth A: Class A Investment Advisor: Franklin Templeton Investments	0.79		-19.85	10.72	12.64
06-818	Large Cap Growth	Franklin Growth R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.04		-20.04	10.45	12.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-719	Balanced	Franklin Income Adv: Class Adv Investment Advisor: Franklin Templeton Invts	0.47		-2.32	5.33	6.38
06-724	Balanced	Franklin Income R: Class Retirement Investment Advisor: Franklin Templeton Invts	0.97		-2.87	4.78	5.82
06-GKR	Balanced	Franklin Income R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.41	*	-2.28	5.47
06-3T4	Foreign Growth	Franklin Intl Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.74	*	-36.03	4.14
06-3TN	Balanced	Franklin Managed Income R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.6	*	-5.28	6.13
06-726	World Stock	Franklin Mutual Global Discovery R: Class Retirement Investment Advisor: Franklin Templeton Invts	1.52	*	-7.07	2.97	6.54
06-FXR	World Stock	Franklin Mutual Global Discovery R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.92	*	-6.53	3.59
06-723	World Stock	Franklin Mutual Global Discovery Z: Class Inst Investment Advisor: Franklin Templeton Invts	1.02	*	-6.62	3.48	7.07
06-3T6	World Allocation	Franklin Mutual Quest R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.82	*	-5.66	1.93
06-4PG	Specialty	Franklin Real Estate Securities R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.65	*	-5.48	6.11
06-3T7	Large Cap Blend	Franklin Rising Dividends R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.53		-7.10	11.17
06-3T9	Small Cap Growth	Franklin Small Cap Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.65	*	-38.54	7.27
06-CMY	Small Cap Value	Franklin Small Cap Value Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.75	***	-13.81	6.17	9.86
06-GKT	Small Cap Value	Franklin Small Cap Value R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.6	***	-13.68	6.35
06-CNC	Mid Cap Growth	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.61	*	-34.87	9.28	10.83
06-890	Mid Cap Growth	Franklin Small-Mid Cap Growth R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.11	*	-35.18	8.75	10.28
06-247	Small Cap Value	Franklin Small Cap Value A: Class A Investment Advisor: Franklin Templeton Investments	1		-14.03	5.90	9.57

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-248	Small Cap Value	Franklin Small Cap Value R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.25	***	-14.24	5.64	9.32
06-3TC	Mid Cap Growth	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.5	*	-34.80	9.44
#N/A		Franklin Small Mid Cap Growth VIP 1: Class No Load Investment Advisor: Franklin Templeton Investments	0.83		-34.86	8.92	10.50
06-821	Multisector Bond	Franklin Strategic Income A: Class A Investment Advisor: Franklin Templeton Investments	0.87	*	-11.05	0.14	1.84
06-915	Multisector Bond	Franklin Strategic Income R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.12	*	-11.32	-0.11	1.58
06-CXH	Multisector Bond	Franklin Strategic Income R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.51	*	-10.71	0.52
06-CNF	Multisector Bond	Franklin Strategic Income Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.62	*	-10.81	0.39	2.09
06-906		Franklin Small Cap Value VIP 1: Class No Load Investment Advisor: Franklin Templeton Investments	0.66		-13.61	6.04	10.13
06-3RV	Int Government Bond	Franklin US Government Secs R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.51	*	-7.82	0.20
06-FPC	Specialty	Franklin Utilities Adv: Class Adv Investment Advisor: Franklin Templeton Invts	0.57		14.06	9.20	10.06
06-FPN	Specialty	Franklin Utilities R: Class Retirement Investment Advisor: Franklin Templeton Invts	1.07		13.48	8.66	9.51
06-FNP	Specialty	Franklin Utilities R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.5	*	14.15	9.29
06-GKV	Multisector Bond	Frost Credit Institutional: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.71		-7.00	2.75
06-GKW	Large Cap Growth	Frost Growth Equity Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.63		-21.54	12.73	13.21
06-GKX	Short Term Bond	Frost Total Return Bond Inst: Class Inst Investment Advisor: Frost Investment Advisors, LLC	0.46		-4.38	1.88	3.10
06-909		Templeton Foreign VIP 2: Class B Investment Advisor: Franklin Templeton Invts	1.06	*	-16.13	-1.75	2.55
06-4PV	Intermediate Term Bond	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.37	*	-11.50	1.07

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4NP	Mid Cap Growth	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.88		-33.56	9.85
06-46M	Small Cap Blend	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	*	-21.68	5.27
06-FXT	Large Cap Blend	Goldman Sachs US Equity Insights R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.54	*	-12.64	9.81
06-CGK		Goldman Sachs VIT Government MMkt Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	0.43	*	0.10	0.81	0.43
06-3GG	Diversified Emerging Markets	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	1.02	*	-32.98	2.91
06-249	World Allocation	Goldman Sachs Growth Strategy Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.61	*	-13.99	5.97	7.61
06-251	World Allocation	Goldman Sachs Growth Strategy Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.11	*	-14.42	5.43	7.09
06-367	Foreign Blend	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.8	*	-18.00	1.63	6.03
06-CXM	Foreign Blend	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.79	*	-18.00	1.64
06-368	Foreign Blend	Goldman Sachs Intl Eq Insghts S: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.3	*	-18.38	1.13	5.50
06-CXP	Large Cap Value	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.55	*	-5.93	6.85
06-068	Large Cap Value	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.06	*	-6.42	6.29	10.11
06-052	Large Cap Value	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.68	*	-6.06	6.69	10.51
06-CXN	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.53	*	-18.38	11.88
06-CKX	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.66	*	-18.49	11.73	13.93
06-CKY	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.04	*	-18.79	11.31	13.52
06-727	Mid Cap Growth	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98	*	-28.52	9.23	10.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CXK	Mid Cap Growth	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.89	*	-28.43	9.34
06-729	Mid Cap Growth	Goldman Sachs Mid Cap Growth Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.4	*	-28.74	8.80	9.98
06-252	Mid Cap Blend	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.84		-6.72	8.40	10.33
06-CXR	Mid Cap Blend	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83		-6.70	8.41
06-253	Mid Cap Blend	Goldman Sachs Mid Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.34		-7.17	7.87	9.78
06-CGH	Cash	Goldman Sachs FS Government Adm: Class Other Investment Advisor: Goldman Sachs Asset Management, L.P.	0.43	**	0.12	0.82	0.43
06-CXJ	Cash	Goldman Sachs FS Government R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18	**	0.19	0.99
06-CGJ	Cash	Goldman Sachs FS Government Res: Class Other Investment Advisor: Goldman Sachs Asset Management, L.P.	0.83	**	0.05	0.59	0.30
06-842	World Allocation	Goldman Sachs Satellite Strategies Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.5	*	-14.74	1.42	2.78
06-728	World Allocation	Goldman Sachs Satellite Strategies Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	1.12	*	-14.44	1.80	3.14
06-254	Small Cap Blend	Goldman Sachs Small Cap Value Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96	*	-13.30	4.39	9.25
06-CXT	Small Cap Blend	Goldman Sachs Small Cap Value R6: Class Retirement Investment Advisor: Goldman Sachs Asset Management, L.P.	0.95	*	-13.28	4.40
06-256	Small Cap Blend	Goldman Sachs Small Cap Value Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.46	*	-13.73	3.86	8.71
06-257	Specialty	Goldman Sachs Technology Opps Inst: Class Inst Investment Advisor: Goldman Sachs Asset Management, L.P.	0.95	*	-29.95	13.69	14.77
06-258	Specialty	Goldman Sachs Technology Opps Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.45	*	-30.29	13.13	14.20
06-053	Large Cap Blend	Goldman Sachs US Equity Insights Inv: Class Inv Investment Advisor: Goldman Sachs Asset Management, L.P.	0.67	*	-12.75	9.66	12.33
06-069	Large Cap Blend	Goldman Sachs US Equity Insights Svc: Class S Investment Advisor: Goldman Sachs Asset Management, L.P.	1.05	*	-13.07	9.26	11.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-3MT	World Stock	GuideStone Funds Aggressive Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	1.14	-19.88	5.68	8.32
06-3MV	Balanced	GuideStone Funds Balanced Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	0.98	-14.41	3.28	4.52
06-3MW	Balanced	GuideStone Funds Conservative Allc Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	0.91	-9.48	2.21	2.61
06-3MX	Balanced	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;American Century Investment Management, Inc;Neuberger Berman Investment Advisers LLC;	0.93	-9.14	5.83	8.01
06-3YV	Diversified Emerging Markets	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Goldman Sachs Asset Management, L.P.; Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited;	1.05	-27.20	1.19
06-3YW	Large Cap Blend	GuideStone Funds Equity Index Instl: Class Inst Investment Advisor: Legal & General Investment Management America Inc Investment Subadvisor: Legal & General Investment Management America Inc	0.12	-11.41	11.19	12.81
06-43C	Specialty	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Heitman Real Estate Securities LLC;RREEF America L.L.C.;	0.8	-12.22	4.37
06-3YY	World Bond	GuideStone Funds Global Bond Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC; Neuberger Berman Investment Advisers LLC;	0.57	-15.07	-0.72
06-3MY	Balanced	GuideStone Funds Growth Allocation Inv: Class Other Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Parametric Portfolio Associates LLC	1.08	-17.34	4.57	6.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-43F	Large Cap Growth	GuideStone Funds Growth Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Loomis, Sayles & Company LP;Brown Advisory LLC;Sands Capital Management, LLC;Parametric Portfolio Associates LLC; ClearBridge Investments, LLC;	0.65		-31.35	9.90	11.93
06-43G	Foreign Blend	GuideStone Funds International Eq Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc;Parametric Portfolio Associates LLC;AQR Capital Management LLC;Harris Associates L.P.;WCM Investment Management, LLC;	0.88		-18.84	2.10	5.29
06-43H	Intermediate Term Bond	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: Goldman Sachs Asset Management, L.P.; Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC;Western Asset Management Company, LLC;	0.39		-12.35	0.76	1.72
06-43J	Small Cap Blend	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.;Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers;	0.91		-19.11	7.00	9.46
06-43M	Large Cap Value	GuideStone Funds Value Equity Instl: Class Inst Investment Advisor: GuideStone Capital Management, LLC Investment Subadvisor: TCW Investment Management Co LLC;London Company of Virginia;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss;	0.64		-5.83	7.34	10.38
06-49R	Large Cap Growth	Harbor Capital Appreciation Retirement: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.57	*	-32.06	12.14
06-49T	Mid Cap Value	Harbor Mid Cap Value Retirement: Class Retirement Investment Advisor: LSV Asset Management Investment Subadvisor: LSV Asset Management	0.77	*	-9.42	3.77
06-3P9	Balanced	Hartford Balanced Income R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.53		-8.20	5.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3XH	World Stock	Hartford Climate Opportunities R6: Class Retirement Investment Advisor: Hartford Investment Management Co Investment Subadvisor: Schroder Investment Management North America Ltd;Wellington Management Company LLP;Schroder Investment Management North America Inc.;	0.69	*	-18.67	8.21
06-3YJ	Large Cap Blend	Hartford Core Equity R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.36		-12.34	11.35
06-3NY	Large Cap Value	Hartford Dividend and Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.63		-1.54	10.89
06-3P4	Large Cap Growth	Hartford Growth Opportunities R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.73		-38.69	9.36
06-3WC	Foreign Growth	Hartford International Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.85		-34.68
06-3F7	Foreign Blend	Hartford International Opportunities R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.69		-19.60	2.85
06-39R	Mid Cap Growth	Hartford MidCap R3: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	1.45		-25.84	5.96	10.57
06-39P	Mid Cap Growth	Hartford MidCap R4: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	1.15		-25.61	6.29	10.92
06-39T	Mid Cap Growth	Hartford MidCap R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.73		-25.32	6.71
06-3CT	Mid Cap Blend	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadvisor: Schroder Investment Management North America Inc.	1.22		-9.85	6.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3NX	Foreign Blend	Hartford Schroders International Stk SDR: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.71		-20.53	5.89
06-3NW	Foreign Value	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Advisor: Schroders Investment Mgt North America Investment Subadvisor: Schroder Investment Management North America Ltd;Schroder Investment Management North America Inc.;	0.75		-13.05	1.89
06-3P6	Intermediate Term Bond	Hartford Total Return Bond R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.32		-12.11	1.14
06-3YH	World Bond	Hartford World Bond R4: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	1.03		-5.80	0.74	1.34
06-3P7	World Bond	Hartford World Bond R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.62		-5.36	1.13
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Advisor: Invesco Advisers, Inc	0.97		-27.93	10.18	12.49
06-070	Mid Cap Value	Invesco American Value A: Class A Investment Advisor: Invesco Advisers, Inc	1.18		-9.10	5.07	7.98
06-4HF	Mid Cap Value	Invesco American Value R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.75		-8.73	5.50
06-054	Mid Cap Value	Invesco American Value Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.93		-8.85	5.34	8.25
06-771	Large Cap Value	Invesco Comstock A: Class A Investment Advisor: Invesco Advisers, Inc	0.82		-0.37	8.94	11.01
06-772	Large Cap Value	Invesco Comstock R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.07		-0.63	8.67	10.73
06-4PM	Large Cap Value	Invesco Comstock R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.42		0.01	9.38
06-317	Large Cap Value	Invesco Comstock Select A: Class A Investment Advisor: Invesco Advisers, Inc	0.96	*	-0.91	8.34	10.40
06-762	Large Cap Value	Invesco Comstock Select Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.71	*	-0.68	8.59	10.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-926	Intermediate Term Bond	Invesco Core Bond A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.71	*	-12.20	0.81	2.12
06-894	Intermediate Term Bond	Invesco Core Bond Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.46	*	-12.05	1.09	2.35
06-3G7	Intermediate Term Bond	Invesco Core Plus Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.42	*	-13.53	0.98
06-3W4	Intermediate Term Bond	Invesco Corporate Bond R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.35		-15.81	1.66
06-466	Diversified Emerging Markets	Invesco Developing Markets A: Class A Investment Advisor: Invesco Advisers, Inc	1.2	***	-35.11	0.03	2.33
06-DDD	Diversified Emerging Markets	Invesco Developing Markets R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.81	***	-34.86	0.43	2.77
06-571	Diversified Emerging Markets	Invesco Developing Markets Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.95	***	-34.95	0.28	2.60
06-4HH	Mid Cap Growth	Invesco Discovery Mid Cap Growth R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.28		-27.78	9.80	10.92
06-4H9	Mid Cap Growth	Invesco Discovery Mid Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc	1.03		-27.64	10.06	11.21
06-4HC	Mid Cap Growth	Invesco Discovery Mid Cap Growth R5: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.72		-27.41
06-3F3	Mid Cap Growth	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.65		-27.38	10.51
06-816	Large Cap Value	Invesco Diversified Dividend A: Class A Investment Advisor: Invesco Advisers, Inc	0.81		-3.03	5.81	9.51
06-817	Large Cap Value	Invesco Diversified Dividend Investor: Class Inv Investment Advisor: Invesco Advisers, Inc	0.7		-2.94	5.88	9.57
06-CXV	Large Cap Value	Invesco Diversified Dividend R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.43		-2.67	6.22
06-835	Specialty	Invesco Energy A: Class A Investment Advisor: Invesco Advisers, Inc	1.57		40.49	3.30	-1.04
06-810	Specialty	Invesco Energy Inv: Class Inv Investment Advisor: Invesco Advisers, Inc	1.57		40.42	3.31	-1.05
06-46C	Large Cap Blend	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Advisor: Invesco Capital Management LLC Investment Subadvisor: Invesco Capital Management LLC	0.16		-9.56	9.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-193	Foreign Growth	Invesco EQV International Equity R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.57		-22.40	1.51	4.38
06-192	Foreign Growth	Invesco EQV International Equity R5: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.99		-21.93	2.11	4.99
06-CXW	Foreign Growth	Invesco EQV International Equity R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.91		-21.87	2.20
06-4FY	Foreign Small/Mid Eqty	Invesco EQV Intl Small Company R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.07		-13.00	3.79
06-071	Specialty	Invesco Floating Rate ESG A: Class A Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Senior Secured Management Inc	1.06		-4.17	2.18	3.23
06-FXV	Specialty	Invesco Floating Rate ESG R6: Class Retirement Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Senior Secured Management Inc	0.74		-3.72	2.52
06-055	Specialty	Invesco Floating Rate ESG Y: Class Inst Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Senior Secured Management Inc	0.81		-3.93	2.43	3.48
06-763	World Stock	Invesco Global A: Class A Investment Advisor: Invesco Advisers, Inc	1.03		-29.57	5.31	9.22
06-FYW	World Stock	Invesco Global Opportunities R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.68		-43.32	1.65	9.34
06-556	World Stock	Invesco Global Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc	1.04		-43.53	1.26	8.89
06-843	World Stock	Invesco Global Opportunities Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.8		-43.40	1.50	9.16
06-FYV	World Stock	Invesco Global R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.66		-29.33	5.72	9.67
06-288	Multisector Bond	Invesco Global Strategic Income A: Class A Investment Advisor: Invesco Advisers, Inc	1.01	*	-15.36	-1.69	0.82
06-751	Multisector Bond	Invesco Global Strategic Income Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.77	*	-14.92	-1.40	1.09
06-752	World Stock	Invesco Global Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.8		-29.41	5.56	9.48
06-463	Specialty	Invesco Gold & Special Minerals A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	1.05		-24.30	6.02	-1.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-753	Specialty	Invesco Gold & Special Minerals Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.81		-24.11	6.26	-1.76
06-34Y	Specialty	Invesco Gold & Special Minerals R6: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.66		-24.00	6.44
06-845	Specialty	Invesco Health Care A: Class A Investment Advisor: Invesco Advisers, Inc	1.02		-12.59	7.08	10.39
06-815	Specialty	Invesco Health Care Invstor: Class Inv Investment Advisor: Invesco Advisers, Inc	1.02		-12.61	7.07	10.38
06-465	Specialty	Invesco Income Advantage Intl A: Class A Investment Advisor: Invesco Advisers, Inc	1.24	*	-12.78	0.89	4.43
06-229	Specialty	Invesco Income Advantage Intl R5: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.99	*	-12.56	1.27	4.85
06-297	World Bond	Invesco International Bond A: Class A Investment Advisor: Invesco Advisers, Inc	1.02	*	-20.82	-3.16	-0.44
06-FYX	World Bond	Invesco International Bond R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.66		-20.71	-2.79	-0.02
06-754	World Bond	Invesco International Bond Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.77	*	-20.60	-2.92	-0.18
06-764	Foreign Small/Mid Eqty	Invesco International Small-Mid Com A: Class A Investment Advisor: Invesco Advisers, Inc	1.31		-28.62	3.83	11.01
06-FCC	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.95		-28.36	4.23	11.47
06-757	Foreign Small/Mid Eqty	Invesco International Small-Mid Com Y: Class Inst Investment Advisor: Invesco Advisers, Inc	1.07		-28.44	4.08	11.30
06-766	Large Cap Blend	Invesco Main Street All Cap A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	1.07		-14.07	8.94	10.34
06-758	Large Cap Blend	Invesco Main Street All Cap Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.83		-13.86	9.21	10.62
06-262	Mid Cap Blend	Invesco Main Street Mid Cap A: Class A Investment Advisor: Invesco Advisers, Inc	1.06		-14.73	5.89	9.17
06-4HG	Mid Cap Blend	Invesco Main Street Mid Cap R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.31		-14.93	5.64	8.89
06-759	Mid Cap Blend	Invesco Main Street Mid Cap Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.81		-14.52	6.17	9.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-319	Foreign Growth	Invesco Oppenheimer International Gr A: Class A Investment Advisor: Invesco Advisers, Inc	1.1		-28.03	1.22	5.16
06-FNC	Foreign Growth	Invesco Oppenheimer International Gr R6: Class Inst Investment Advisor: Invesco Advisers, Inc	0.7		-27.78	1.63	5.61
06-756	Foreign Growth	Invesco Oppenheimer International Gr Y: Class Inst Investment Advisor: Invesco Advisers, Inc	0.85		-27.88	1.47	5.42
06-924	Balanced	Invesco Active Allocation A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	1		-17.80	4.21	6.75
06-893	Balanced	Invesco Active Allocation Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds)	0.76		-17.64	4.44	7.01
06-078	Specialty	Invesco Senior Floating Rate A: Class A Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadvisor: Invesco Senior Secured Management Inc	1.08	*	-0.86	0.57	2.56
06-GCC	Specialty	Invesco Senior Floating Rate R6: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadvisor: Invesco Senior Secured Management Inc	0.75		-0.41	0.94
06-062	Specialty	Invesco Senior Floating Rate Y: Class Inst Investment Advisor: Invesco Ltd (OFI / OppenheimerFunds) Investment Subadvisor: Invesco Senior Secured Management Inc	0.83	*	-0.63	0.84	2.82
06-320	Small Cap Growth	Invesco Small Cap Growth A: Class A Investment Advisor: Invesco Advisers, Inc	1.14		-39.27	5.84	10.12
06-595	Small Cap Growth	Invesco Small Cap Growth R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.39		-39.43	5.57	9.84
06-CXX	Small Cap Growth	Invesco Small Cap Growth R6: Class Retirement Investment Advisor: Invesco Advisers, Inc	0.7		-39.03	6.31
06-6CH	Specialty	Invesco SteelPath MLP Income R6: Class Inst Investment Advisor: OFI SteelPath, Inc.	1.07		4.81	3.21
06-855	Specialty	Invesco Technology A: Class A Investment Advisor: Invesco Advisers, Inc	1.1		-31.77	10.38	11.51
06-805	Specialty	Invesco Technology Investor: Class Inv Investment Advisor: Invesco Advisers, Inc	1		-31.70	10.49	11.60
#N/A		Invesco VI American Value I: Class No Load Investment Advisor: Invesco Advisers, Inc	0.88		-8.51	5.42	8.19
06-826		Invesco VI Core Equity II: Class B Investment Advisor: Invesco Advisers, Inc	1.05		-14.23	6.63	8.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
#N/A		Invesco VI Core Plus Bond I: Class – N/A Investment Advisor: Invesco Advisers, Inc	0.62	*	-12.41	1.09	2.89
06-861		Invesco VI Diversified Dividend I: Class No Load Investment Advisor: Invesco Advisers, Inc	0.68		-2.89	5.91	10.01
06-827		Invesco VI International Eq II: Class B Investment Advisor: Invesco Advisers, Inc	1.14		-22.16	1.93	4.77
06-813	Mid Cap Value	Invesco Value Opportunities R: Class Retirement Investment Advisor: Invesco Advisers, Inc	1.47		-5.06	7.70	9.38
06-814	Mid Cap Value	Invesco Value Opportunities A: Class A Investment Advisor: Invesco Advisers, Inc	1.22		-4.85	7.96	9.65
#N/A		Invesco V.I. Discovery Mid Cap Growth I: Class Inst Investment Advisor: Invesco Advisers, Inc	0.83		-27.48	10.40	11.68
06-815		Invesco VI Health Care I: Class Inst Investment Advisor: Invesco Advisers, Inc	0.97		-12.39	7.34	10.38
06-830		Invesco VI High Yield I: Class – N/A Investment Advisor: Invesco Advisers, Inc	0.94		-11.48	1.09	3.43
#N/A		Invesco V.I. Main Street Small Cap I: Class Inst Investment Advisor: Invesco Advisers, Inc	0.84		-17.13	7.24	11.08
06-825		Invesco VI Global Real Estate I: Class – N/A Investment Advisor: Invesco Advisers, Inc Investment Subadvisor: Invesco Asset Management Ltd	0.97		-11.75	1.72	4.33
06-3VK	Foreign Blend	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Fund Advisors	0.04		-17.20	2.38	5.36
06-46N	Foreign Blend	iShares MSCI Total Intl Idx K: Class Retirement Investment Advisor: BlackRock Inc	0.1		-19.43	2.46	4.85
06-46P	Large Cap Blend	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.07		-13.05	10.92	12.70
06-3GM	Mid Cap Blend	iShares Russell Mid-Cap Index K: Class Retirement Investment Advisor: BlackRock Fund Advisors Investment Subadvisor: BlackRock Fund Advisors	0.06		-17.22	7.97
06-3GR	Small Cap Blend	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Advisor: BlackRock Inc Investment Subadvisor: BlackRock Fund Advisors	0.07		-25.13	5.22	9.40

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3G4	Large Cap Blend	iShares S&P 500 Index K: Class Retirement Investment Advisor: BlackRock Fund Advisors	0.03		-10.64	11.29	12.91
06-3XR	Large Cap Blend	iShares Total US Stock Market Idx K: Class Retirement Investment Advisor: BlackRock Fund Advisors Investment Subadvisor: BlackRock Fund Advisors	0.03		-13.80	10.58
06-3VM	Intermediate Term Bond	iShares US Aggregate Bond Index K: Class Other Investment Advisor: BlackRock Inc	0.05	*	-10.21	0.85	1.44
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Advisor: Intech	1	*	-9.69	7.81	10.77
06-CYC	Balanced	Janus Henderson Balanced N: Class N Investment Advisor: Janus Henderson Investors	0.57		-10.56	8.51	9.08
06-611	Balanced	Janus Henderson VIT Balanced Svc: Class S Investment Advisor: Janus Henderson Investors	0.86		-10.76	8.12	8.77
06-612	Balanced	Janus Henderson Balanced R: Class Retirement Investment Advisor: Janus Henderson Investors	1.32		-11.22	7.71	8.27
06-4TJ	World Bond	Janus Henderson Developed World Bond N: Class N Investment Advisor: Janus Henderson Investors Ltd	0.56		-11.87	1.54
06-CMC	Mid Cap Growth	Janus Henderson Enterprise A: Class A Investment Advisor: Janus Henderson Investors	1.13		-14.90	10.52	13.08
06-CYF	Mid Cap Growth	Janus Henderson Enterprise N: Class N Investment Advisor: Janus Henderson Investors	0.66		-14.50	11.02
06-CMF	Mid Cap Growth	Janus Henderson Enterprise S: Class S Investment Advisor: Janus Henderson Investors	1.16		-14.93	10.47	13.04
06-601	Intermediate Term Bond	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Advisor: Janus Henderson Investors	0.57	*	-10.56	1.36	2.01
06-CYG	Intermediate Term Bond	Janus Henderson Flexible Bond N: Class N Investment Advisor: Janus Henderson Investors	0.43		-10.63	1.51	2.15
06-603	Large Cap Growth	Janus Henderson Forty A: Class A Investment Advisor: Janus Henderson Investors	1.02		-29.56	11.28	13.39
06-602		Janus Henderson VIT Forty Instl: Class Inst Investment Advisor: Janus Henderson Investors	0.77		-29.39	11.58	13.72
06-154	Large Cap Growth	Janus Henderson Forty R: Class Retirement Investment Advisor: Janus Henderson Investors	1.45		-29.85	10.85	12.98
06-3CM	Specialty	Janus Henderson Glb Tech and Innovt N: Class N Investment Advisor: Janus Henderson Investors	0.67		-35.31	13.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-600	World Stock	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Advisor: Janus Henderson Investors	0.77	-18.79	7.76	10.25
06-GMH	Foreign Value	Janus Henderson Global Equity Income A: Class A Investment Advisor: Janus Henderson Investors Ltd	1.14	-5.71	2.51	5.44
06-GMJ	Foreign Value	Janus Henderson Global Equity Income N: Class N Investment Advisor: Janus Henderson Investors Ltd	0.7	-5.40	2.89
06-GMK	Foreign Value	Janus Henderson Global Equity Income S: Class S Investment Advisor: Janus Henderson Investors Ltd	1.21	-5.80	2.35
06-CGW	Specialty	Janus Henderson Global Life Sciences S: Class S Investment Advisor: Janus Capital Management LLC	1.18	-11.24	9.54	14.97
06-CGX	Specialty	Janus Henderson Global Life Sciences T: Class Other Investment Advisor: Janus Capital Management LLC	0.91	-11.01	9.83	15.26
06-3WT	Specialty	Janus Henderson Global Life Sciences N: Class N Investment Advisor: Janus Capital Management LLC	0.67	-10.79
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Advisor: Janus Henderson Investors	1.4	-9.17	9.72	11.83
06-604	Mid Cap Value	Janus Henderson Mid Cap Value A: Class A Investment Advisor: Janus Henderson Investors	0.97	-6.84	4.65	8.11
06-259	Mid Cap Value	Janus Henderson VIT Mid Cap Value Svc: Class S Investment Advisor: Janus Henderson Investors	0.92	-7.36	4.61	8.17
06-261	Mid Cap Value	Janus Henderson Mid Cap Value R: Class Retirement Investment Advisor: Janus Henderson Investors	1.27	-7.14	4.32	7.78
06-3GW	Multisector Bond	Janus Henderson Multi-Sector Income N: Class N Investment Advisor: Janus Capital Management LLC	0.6	-9.91	2.44
06-6CC	Foreign Blend	Janus Henderson Overseas N: Class N Investment Advisor: Janus Henderson Investors	0.82	-14.41	5.94	4.10
06-609		Janus Henderson VIT Overseas Svc: Class S Investment Advisor: Janus Henderson Investors	1.12	-15.04	5.50	4.21
06-888	Large Cap Growth	Janus Henderson Research A: Class A Investment Advisor: Janus Henderson Investors	0.86	-25.19	9.81	12.49
06-919	Large Cap Growth	Janus Henderson Research S: Class S Investment Advisor: Janus Henderson Investors	1.05	-25.34	9.63	12.33
06-FCH	Small Cap Value	Janus Henderson Small Cap Value N: Class N Investment Advisor: Janus Henderson Investors	0.67	-13.09	2.53	7.94
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Advisor: Janus Henderson Investors	1.18	-13.49	2.01	7.41

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-889	Small Cap Growth	Janus Henderson Triton A: Class A Investment Advisor: Janus Henderson Investors	1.29		-24.35	6.63	10.79
06-CYH	Small Cap Growth	Janus Henderson Triton N: Class N Investment Advisor: Janus Henderson Investors	0.66		-24.02	7.11	11.30
06-921	Small Cap Growth	Janus Henderson Triton S: Class S Investment Advisor: Janus Henderson Investors	1.16		-24.38	6.58	10.75
06-3P3	Small Cap Growth	Janus Henderson Venture N: Class N Investment Advisor: Janus Henderson Investors	0.66		-26.44	6.75	10.65
06-3TF	Balanced	JHancock Balanced R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.63	*	-11.68	6.92	8.29
06-3HM	Intermediate Term Bond	JHancock Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.36	*	-12.16	1.27	2.85
06-4TN	Mid Cap Value	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Advisor: Boston Partners Global Investors, Inc Investment Subadvisor: Boston Partners Global Investors, Inc	0.75	*	-8.94	6.97	11.84
06-3X7	Intermediate Term Bond	JHancock ESG Core Bond R6: Class Retirement Investment Advisor: Breckinridge Capital Advisors Inc Investment Subadvisor: Breckinridge Capital Advisors Inc	0.51	*	-7.81	0.84
06-3X6	Foreign Blend	JHancock ESG International Equity R6: Class Retirement Investment Advisor: Boston Common Asset Management Investment Subadvisor: Boston Common Asset Management, LLC	0.86	*	-23.94	3.10
06-3X4	Large Cap Blend	JHancock ESG Large Cap Core R6: Class Retirement Investment Advisor: Trillium Asset Management, LLC Investment Subadvisor: Trillium Asset Management LLC	0.76	*	-12.49	11.34
06-3VV	Large Cap Blend	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.65	*	-17.54	9.00	12.15
06-64P	Foreign Growth	JHancock International Growth R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.88		-25.81	4.94
06-3TG	Intermediate Term Bond	JHancock Investment Grade Bond R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	0.39	*	-11.40	1.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3GN	Mgd Asset Allocation	JHancock Multi-Index 2010 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.37	*	-10.12	3.72
06-3H3	Mgd Asset Allocation	JHancock Multi-Index 2015 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.37	*	-10.82	4.04
06-3H4	Mgd Asset Allocation	JHancock Multi-Index 2020 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.36	*	-11.49	4.51
06-3H6	Mgd Asset Allocation	JHancock Multi-Index 2025 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.35	*	-12.49	5.30
06-3H7	Mgd Asset Allocation	JHancock Multi-Index 2030 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.33	*	-13.62	5.85
06-3H9	Mgd Asset Allocation	JHancock Multi-Index 2035 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-14.40	6.36
06-3J3	Mgd Asset Allocation	JHancock Multi-Index 2040 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-14.80	6.81
06-3HF	Mgd Asset Allocation	JHancock Multi-Index 2045 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.19	6.90
06-3HG	Mgd Asset Allocation	JHancock Multi-Index 2050 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.31	6.87
06-3HH	Mgd Asset Allocation	JHancock Multi-Index 2055 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.25	6.87
06-3HJ	Mgd Asset Allocation	JHancock Multi-Index 2060 Lifetime R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.32	*	-15.26	6.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3HP	Mgd Asset Allocation	JHancock Multi-Index Income Presv R6: Class Retirement Investment Advisor: John Hancock Investment Management LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.34	*	-8.77	2.07
06-4FG	Balanced	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Advisor: John Hancock Investment Management Investment Subadvisor: Manulife Investment Management (US) LLC	1		-18.04	6.79	9.01
06-4FC	Balanced	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.9		-14.62	4.98	6.62
06-4F7	Balanced	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.82		-11.21	2.25	3.44
06-4FF	Balanced	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.95		-16.49	5.93	7.97
06-4F9	Balanced	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Advisor: Manulife Investment Management (US) LLC Investment Subadvisor: Manulife Investment Management (US) LLC	0.85		-12.55	3.69	5.07
06-3VT	Large Cap Growth	JHancock US Global Leaders Growth R6: Class Retirement Investment Advisor: Sustainable Growth Advisers, LP Investment Subadvisor: Sustainable Growth Advisers, LP	0.77	*	-25.35	11.20	12.29
06-3W6	Intermediate Term Bond	JPMorgan Core Plus Bond R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.38	*	-10.16	1.33	2.40
06-4CN	Diversified Emerging Markets	JPMorgan Emerging Markets Equity R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.79	***	-34.43	3.51
06-FXX	Large Cap Value	JPMorgan Equity Income R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.7	***	-1.91	9.66
06-FXY	Large Cap Value	JPMorgan Equity Income R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.46	***	-1.62	9.95	11.78
06-4FH	World Allocation	JPMorgan Global Allocation R6: Class Retirement Investment Advisor: JPMorgan Chase Bank, N.A.	0.66	*	-16.18
06-4GH	Multisector Bond	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.5	*	-8.55	2.21
06-FYC	Int Government Bond	JPMorgan Government Bond R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.6	*	-9.13	0.56

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FYF	Int Government Bond	JPMorgan Government Bond R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.35	*	-8.89	0.81
06-3W3	Balanced	JPMorgan Income Builder R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.51		-11.91
06-4GJ	Multisector Bond	JPMorgan Income R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.4		-7.97	2.57
06-3GJ	Large Cap Growth	JPMorgan Large Cap Growth R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.44	*	-20.29	16.85	15.50
06-3GF	Large Cap Value	JPMorgan Large Cap Value R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.44	*	-4.78	9.11	12.99
06-FYG	Mid Cap Growth	JPMorgan Mid Cap Growth R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.95	*	-28.63	11.20
06-FYH	Mid Cap Growth	JPMorgan Mid Cap Growth R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.7	*	-28.46	11.48	13.38
06-FYJ	Mid Cap Value	JPMorgan Mid Cap Value R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.9	*	-7.50	6.03
06-FYK	Mid Cap Value	JPMorgan Mid Cap Value R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.65	*	-7.26	6.29
06-4MR	Small Cap Blend	JPMorgan Small Cap Equity I: Class Inst Investment Advisor: JPMorgan Asset Management Inc	0.99	*	-16.96	6.74	10.79
06-3JM	Small Cap Growth	JPMorgan Small Cap Growth R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.74	***	-37.01	9.64	12.42
06-44Y	Small Cap Value	JPMorgan Small Cap Value R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.76		-14.73	4.91	8.99
06-GMM	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-12.25	3.18
06-GGN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-12.10	3.43
06-GMN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-13.47	3.91
06-GGP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-13.28	4.17
06-GMP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-14.35	4.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GGR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-14.12	4.78
06-GMR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-14.77	5.14
06-GGT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-14.58	5.40
06-GMT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.26	5.59
06-GGV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.01	5.86
06-GMV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.55	5.86
06-GGW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.32	6.12
06-GMW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.60	5.90
06-GGX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.38	6.16
06-GMX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.54	5.88
06-GGY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.31	6.15
06-GMY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.48	5.93
06-GHC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-15.24	6.21
06-GNC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Income R4: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-12.30	2.74
06-GHF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.19	*	-12.07	3.00
06-46R	Mgd Asset Allocation	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.4	*	-12.22	3.39
06-46T	Mgd Asset Allocation	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.41	*	-13.40	4.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46V	Mgd Asset Allocation	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.42	*	-14.28	4.77
06-46W	Mgd Asset Allocation	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-14.94	5.59
06-46X	Mgd Asset Allocation	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.48	6.07
06-46Y	Mgd Asset Allocation	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.79	6.39
06-47C	Mgd Asset Allocation	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.95	6.35
06-47F	Mgd Asset Allocation	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.45	*	-15.88	6.36
06-47G	Mgd Asset Allocation	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.44	*	-15.92	6.37
06-47H	Mgd Asset Allocation	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Advisor: J.P. Morgan Investment Management, Inc.	0.39	*	-12.23	2.96
06-4TC	Large Cap Blend	JPMorgan US Equity R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.44	*	-9.56	12.64	13.97
06-FYM	Small Cap Blend	JPMorgan US Small Company R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.98		-19.37	5.46
06-FYN	Small Cap Blend	JPMorgan US Small Company R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.72		-19.18	5.73	10.23
06-GJH	Large Cap Value	JPMorgan Value Advantage R4: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.8	*	-3.53	7.74
06-GJJ	Large Cap Value	JPMorgan Value Advantage R6: Class Retirement Investment Advisor: JPMorgan Asset Management Inc	0.55	*	-3.30	8.01
06-FRN	Intermediate Term Bond	Knights of Columbus Core Bond I: Class Inst Investment Advisor: Knightsbridge Asset Management, LLC	0.5	*	-11.56	0.80
06-FRP	Foreign Blend	Knights of Columbus International Eq I: Class Inst Investment Advisor: Boston Advisors	1.1	*	-21.65	3.42
06-FRV	Small Cap Blend	Knights of Columbus Small Cap I: Class Inst Investment Advisor: Boston Advisors	1.05		-20.27	4.19
06-FRR	Large Cap Growth	Knights of Columbus Large Cap Growth I: Class Inst Investment Advisor: Boston Advisors	0.9		-22.97	9.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FRT	Large Cap Value	Knights of Columbus Large Cap Value I: Class Inst Investment Advisor: Boston Advisors	0.9	-7.37	7.42
06-4YN	Diversified Emerging Markets	Lazard Developing Markets Equity Instl: Class Inst Investment Advisor: Lazard Asset Management LLC	1.15	-28.90	0.95	1.77
06-3XN	Multisector Bond	Loomis Sayles Bond N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.61	-12.08	0.34
06-3JG	Small Cap Growth	Loomis Sayles Small Cap Growth N: Class N Investment Advisor: Loomis, Sayles & Company LP	0.82	-26.80	8.33
06-3WF	Large Cap Value	Lord Abbett Affiliated R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.38	-6.71	6.30
06-CJT	Multisector Bond	Lord Abbett Bond Debenture R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.56	-12.97	2.03
06-4F6	Multisector Bond	Lord Abbett Bond Debenture R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.49	-12.90	2.10
06-056	Multisector Bond	Lord Abbett Bond-Debenture A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.76	-13.19	1.81	4.30
06-072	Multisector Bond	Lord Abbett Bond-Debenture R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.06	-13.36	1.53	4.03
06-CJW	Small Cap Growth	Lord Abbett Developing Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.68	-40.59	11.58
06-CYJ	Small Cap Growth	Lord Abbett Developing Growth R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.59	-40.52	11.69
06-732	Small Cap Growth	Lord Abbett Developing Growth A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.93	-40.74	11.30	10.85
06-960	Small Cap Growth	Lord Abbett Developing Growth P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.13	-40.86	11.12	10.77
06-369	Small Cap Growth	Lord Abbett Developing Growth R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.18	-40.86	11.03	10.60
06-423	Large Cap Blend	Lord Abbett Dividend Growth A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.91	-8.37	9.74	11.22
06-424	Large Cap Blend	Lord Abbett Dividend Growth R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.16	-8.60	9.49	10.96
06-CJV	Large Cap Blend	Lord Abbett Dividend Growth R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.66	-8.16	10.02
06-4XK	Small Cap Value	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.95	-18.35

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CJX	Large Cap Value	Lord Abbett Fundamental Equity R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.71		-5.93	6.73
06-733	Large Cap Value	Lord Abbett Fundamental Equity A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.96		-6.21	6.45	9.52
06-731	Large Cap Value	Lord Abbett Fundamental Equity R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.21		-6.47	6.18	9.27
06-948	Large Cap Growth	Lord Abbett Growth Leaders I: Class Inst Investment Advisor: Lord, Abbett & Co LLC	0.64		-29.20	14.64	14.98
06-951	Large Cap Growth	Lord Abbett Growth Leaders R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.14		-29.56	14.07	14.41
06-CJY	Large Cap Growth	Lord Abbett Growth Leaders R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.64		-29.18	14.64
06-CKC	Mid Cap Growth	Lord Abbett Growth Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.81	*	-30.45	8.52
06-734	Mid Cap Growth	Lord Abbett Growth Opportunities A: Class A Investment Advisor: Lord, Abbett & Co LLC	1.06	*	-30.64	8.25	10.14
06-965	Mid Cap Growth	Lord Abbett Growth Opportunities P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.26	*	-30.76	8.03	9.94
06-371	Mid Cap Growth	Lord Abbett Growth Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.31	*	-30.78	7.99	9.89
06-057	High Yield Bond	Lord Abbett High Yield A: Class A Investment Advisor: Lord, Abbett & Co LLC	0.88		-14.54	1.13	4.49
06-073	High Yield Bond	Lord Abbett High Yield R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.18		-14.83	0.82	4.18
06-CKF	High Yield Bond	Lord Abbett High Yield R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.68		-14.43	1.32
06-CYK	High Yield Bond	Lord Abbett High Yield R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.59		-14.20	1.42
06-3WG	Intermediate Term Bond	Lord Abbett Income R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.45		-12.93	1.55
06-36C	Foreign Small/Mid Eqty	Lord Abbett International Opp R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.46		-23.21	0.33	6.15
06-36F	Foreign Small/Mid Eqty	Lord Abbett International Opp R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.96		-22.84	0.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-36G	Foreign Small/Mid Eqty	Lord Abbett International Opp R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.88		-22.75	0.92
06-CKG	Mid Cap Value	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.73		-10.01	3.68
06-4GK	Mid Cap Value	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.65		-9.94	3.77
06-970	Mid Cap Value	Lord Abbett Mid Cap Stock P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.18		-10.44	3.21	8.19
06-961	Mid Cap Value	Lord Abbett Mid Cap Stock R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.23		-10.47	3.18	8.12
06-CKH	Small Cap Value	Lord Abbett Small Cap Value R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.92		-19.11	1.91
06-704	Small Cap Value	Lord Abbett Small Cap Value I: Class Inst Investment Advisor: Lord, Abbett & Co LLC	0.92		-19.05	1.91	6.97
06-980	Small Cap Blend	Lord Abbett Small Cap Value P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.37		-19.49	1.44	6.49
06-962	Small Cap Blend	Lord Abbett Small Cap Value R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.42		-19.46	1.40	6.45
06-949	Intermediate Term Bond	Lord Abbett Total Return I: Class Inst Investment Advisor: Lord, Abbett & Co LLC	0.4	*	-11.13	0.86	1.96
06-952	Intermediate Term Bond	Lord Abbett Total Return R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.94		-11.64	0.32	1.43
06-CKJ	Intermediate Term Bond	Lord Abbett Total Return R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.44		-11.10	0.84
06-3RJ	Intermediate Term Bond	Lord Abbett Total Return R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.35		-11.09	0.93
06-4H7	Short Term Bond	Lord Abbett Ultra Short Bond R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.28		-1.35	1.18
06-967	Mid Cap Blend	Lord Abbett Value Opportunities A: Class A Investment Advisor: Lord, Abbett & Co LLC	1.15		-16.20	5.24	9.27
06-025	Mid Cap Blend	Lord Abbett Value Opportunities P: Class Other Investment Advisor: Lord, Abbett & Co LLC	1.35		-16.36	5.04	9.08
06-968	Mid Cap Blend	Lord Abbett Value Opportunities R3: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	1.4		-16.46	4.99	9.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CKK	Mid Cap Blend	Lord Abbett Value Opportunities R5: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.9		-16.01	5.51
06-FYP	Mid Cap Blend	Lord Abbett Value Opportunities R6: Class Retirement Investment Advisor: Lord, Abbett & Co LLC	0.81		-15.94	5.59
06-3HY	Large Cap Growth	MainStay Winslow Large Cap Growth R6: Class Retirement Investment Advisor: Winslow Capital Management, LLC Investment Subadvisor: Winslow Capital Management, LLC	0.62	*	-24.98	12.59
06-222	Balanced	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	0.87		-8.31	3.81	4.12
06-223	Balanced	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.01		-12.30	6.05	6.60
06-224	Balanced	Manning & Napier Pro-Blend Max Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.1		-15.33	8.86	9.63
06-226	Balanced	Manning & Napier Pro-Blend Mod Term S: Class S Investment Advisor: Manning & Napier Advisors, LLC	1.05		-11.15	4.77	5.12
06-47P	Intermediate Term Bond	Metropolitan West Total Return Bd Plan: Class Other Investment Advisor: TCW Group	0.37		-11.55	1.12	2.32
06-074	Balanced	MFS Aggressive Growth Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.27	*	-14.53	7.66	9.34
06-058	Balanced	MFS Aggressive Growth Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	1.02	*	-14.29	7.93	9.62
06-075	Balanced	MFS Conservative Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.11	*	-11.30	3.98	4.72
06-059	Balanced	MFS Conservative Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	0.86	*	-11.05	4.24	4.99
06-3W7	Large Cap Blend	MFS Core Equity R6: Class Retirement Investment Advisor: Massachusetts Financial Services Company	0.6		-11.52	11.57
06-013	Emerging Market Bond	MFS Emerging Markets Debt R2: Class Retirement Investment Advisor: MFS Investment Management	1.31	*	-20.26	-1.23	1.42
06-014	Emerging Market Bond	MFS Emerging Markets Debt R3: Class Retirement Investment Advisor: MFS Investment Management	1.06	*	-20.07	-0.98	1.67
06-CYM	Emerging Market Bond	MFS Emerging Markets Debt R6: Class Retirement Investment Advisor: MFS Investment Management	0.7	*	-19.80	-0.66	2.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4TK	World Bond	MFS Global Opportunistic Bd R6: Class Retirement Investment Advisor: MFS Investment Management	0.61	*	-11.65	0.98
06-4FM	Specialty	MFS Global Real Estate R6: Class Retirement Investment Advisor: MFS Investment Management	0.86	*	-12.19	5.98
06-076	Balanced	MFS Growth Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.21	*	-13.74	6.61	7.97
06-060	Balanced	MFS Growth Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	0.96	*	-13.53	6.88	8.24
06-CYN	Large Cap Growth	MFS Growth R6: Class Retirement Investment Advisor: MFS Investment Management	0.49	*	-22.60	12.79	14.20
06-822	Foreign Growth	MFS International Intrinsic Value R2: Class Retirement Investment Advisor: MFS Investment Management	1.22	***	-22.61	3.72	7.93
06-773	Foreign Growth	MFS International Intrinsic Value R3: Class Retirement Investment Advisor: MFS Investment Management	0.97	***	-22.43	3.98	8.20
06-CYR	Foreign Growth	MFS International Intrinsic Value R6: Class Retirement Investment Advisor: MFS Investment Management	0.62	***	-22.14	4.35	8.58
06-3MF	Foreign Blend	MFS Intl Diversification R6: Class Retirement Investment Advisor: MFS Investment Management	0.73	*	-19.60
06-49X	Foreign Growth	MFS International Growth R6: Class Retirement Investment Advisor: MFS Investment Management	0.72		-17.98	5.71	7.08
06-360	Foreign Small/Mid Eqty	MFS International New Discovery A: Class A Investment Advisor: MFS Investment Management	1.29		-22.34	1.85	5.67
06-379	Foreign Small/Mid Eqty	MFS International New Discovery R2: Class Retirement Investment Advisor: MFS Investment Management	1.54		-22.53	1.59	5.40
06-CYP	Foreign Small/Mid Eqty	MFS International New Discovery R6: Class Retirement Investment Advisor: MFS Investment Management	0.91	***	-22.04	2.23	6.06
06-387	Large Cap Growth	MFS Massachusetts Inv Gr Stk R2: Class Retirement Investment Advisor: MFS Investment Management	0.95		-10.75	13.86	13.78
06-386	Large Cap Growth	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Advisor: MFS Investment Management	0.7		-10.51	14.15	14.06
06-CYT	Large Cap Growth	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Advisor: MFS Investment Management	0.36		-10.23	14.55	14.46
06-GNF	Mid Cap Growth	MFS Mid Cap Growth R6: Class Retirement Investment Advisor: MFS Investment Management	0.65	*	-24.39	10.77

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-922	Mid Cap Value	MFS Mid Cap Value R2: Class Retirement Investment Advisor: MFS Investment Management	1.27		-6.73	7.11	10.61
06-891	Mid Cap Value	MFS Mid Cap Value R3: Class Retirement Investment Advisor: MFS Investment Management	1.02		-6.48	7.38	10.90
06-CYV	Mid Cap Value	MFS Mid Cap Value R6: Class Retirement Investment Advisor: MFS Investment Management	0.64		-6.13	7.80
#N/A		MFS® VIT Mid Cap Growth Init: Class No Load Investment Advisor: MFS Investment Management	0.8	*	-24.55	10.98	13.12
06-365	Mid Cap Growth	MFS Mid Cap Growth A: Class A Investment Advisor: MFS Investment Management	1	*	-24.65	10.38	12.55
06-077	Balanced	MFS Moderate Allocation R2: Class Retirement Investment Advisor: MFS Investment Management	1.16	*	-12.80	5.38	6.41
06-061	Balanced	MFS Moderate Allocation R3: Class Retirement Investment Advisor: MFS Investment Management	0.91	*	-12.57	5.65	6.67
06-298	Small Cap Growth	MFS New Discovery R2: Class Retirement Investment Advisor: MFS Investment Management	1.49		-36.44	9.26	9.80
06-299	Small Cap Growth	MFS New Discovery R3: Class Retirement Investment Advisor: MFS Investment Management	1.24		-36.26	9.54	10.08
#N/A		MFS® VIT New Discovery Init: Class No Load Investment Advisor: MFS Investment Management	0.87	*	-36.19	10.05	10.55
06-CMG	Specialty	MFS Technology R2: Class Retirement Investment Advisor: MFS Investment Management	1.37		-30.13	12.16	14.75
06-CMH	Specialty	MFS Technology R3: Class Retirement Investment Advisor: MFS Investment Management	1.12		-29.96	12.44	15.05
06-CYW	Specialty	MFS Technology R6: Class Retirement Investment Advisor: MFS Investment Management	0.78		-29.72	12.83
06-3TH	Intermediate Term Bond	MFS Total Return Bond R6: Class Retirement Investment Advisor: MFS Investment Management	0.36	*	-11.25	1.16	2.11
06-3JR	Balanced	MFS Total Return R6: Class Retirement Investment Advisor: MFS Investment Management	0.39		-8.74	5.79	7.75
06-389	Specialty	MFS Utilities R2: Class Retirement Investment Advisor: MFS Investment Management	1.24	*	5.67	8.45	8.50
06-388	Specialty	MFS Utilities R3: Class Retirement Investment Advisor: MFS Investment Management	0.99	*	5.98	8.72	8.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-39X	Specialty	MFS Utilities R6: Class Retirement Investment Advisor: MFS Investment Management	0.65	*	6.34	9.08	9.15
06-375	Large Cap Value	MFS Value A: Class A Investment Advisor: MFS Investment Management	0.8		-5.38	7.17	10.83
06-CYX	Large Cap Value	MFS Value R6: Class Retirement Investment Advisor: MFS Investment Management	0.45		-5.03	7.55	11.23
06-4TW	Small Cap Growth	MassMutual Small Cap Gr Eq I: Class Inst Investment Advisor: MML Investment Advisers, LLC Investment Subadvisor: Wellington Management Company LLP;Invesco Advisers, Inc.;	0.86		-28.02	9.65	11.75
06-4TX	Intermediate Term Bond	MassMutual Total Return Bond I: Class Inst Investment Advisor: TCW Group Investment Subadvisor: Metropolitan West Asset Management, LLC.	0.33	*	-11.09	1.18	1.87
06-105	Mid Cap Blend	Monteagle Opportunity Equity Inv: Class Inv Investment Advisor: Henssler Asset Management, LLC Investment Subadvisor: Gw Henssler & Associates Ltd	1.71		-6.88	7.25	9.26
06-399	Mid Cap Blend	Monteagle Opportunity Equity Instl: Class Inst Investment Advisor: Henssler Asset Management, LLC Investment Subadvisor: Gw Henssler & Associates Ltd	1.2		-6.26	7.83	9.85
06-47R	Mid Cap Growth	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Advisor: Geneva Capital Management Investment Subadvisor: Geneva Capital Management, LLC	0.74		-26.00	8.50
06-47T	Small Cap Growth	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Advisor: Geneva Capital Management Investment Subadvisor: Geneva Capital Management, LLC	0.83		-22.15	9.28
06-4MT	Specialty	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Advisor: Mellon Investments Corporation Investment Subadvisor: Mellon Investments Corporation	0.3		-19.18	13.00
06-GJK	Mid Cap Value	Neuberger Berman M/C Intrinsic Val A: Class A Investment Advisor: Neuberger Berman	1.22	*	-10.48	2.84	8.55
06-GJM	Mid Cap Value	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Advisor: Neuberger Berman	1.47	*	-10.67	2.58	8.28
06-870	Small Cap Growth	Neuberger Berman AMT M/C Intrinsic Val I: Class Inst Investment Advisor: Neuberger Berman	1		-9.81	3.18	8.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4FW	High Yield Bond	Neuberger Berman High Income Bond R6: Class Retirement Investment Advisor: Neuberger Berman	0.59		-13.55	1.59
06-47J	Small Cap Blend	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Advisor: Neuberger Berman	0.89		-22.41
06-3XP	Small Cap Growth	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Advisor: Neuberger Berman	0.81	*	-26.04
06-64R	Multisector Bond	Neuberger Berman Strategic Income R6: Class Retirement Investment Advisor: Neuberger Berman	0.5	*	-11.62	1.55
06-CNY	Large Cap Blend	Neuberger Berman Sustainable Eq A: Class A Investment Advisor: Neuberger Berman	1.04		-14.19	8.17	11.16
06-CPC	Large Cap Blend	Neuberger Berman Sustainable Eq R3: Class Retirement Investment Advisor: Neuberger Berman	1.29		-14.39	7.90	10.89
06-866		Neuberger Berman AMT Mid-Cap Growth S: Class S Investment Advisor: Neuberger Berman	1.1	*	-28.97	8.62	10.00
06-875		Neuberger Berman AMT Short Dur Bd I: Class Inst Investment Advisor: Neuberger Berman	0.83		-6.08	0.58	0.83
06-015	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq A: Class A Investment Advisor: Neuberger Berman	1.51	*	-27.64	-0.09	2.54
06-016	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Advisor: Neuberger Berman	1.92		-27.93	-0.50	2.11
06-880	World Stock	Neuberger Berman Focus Adv: Class Adv Investment Advisor: Neuberger Berman	1.27		-28.82	4.37	9.36
06-900	Large Cap Value	Neuberger Berman Large Cap Value Adv: Class Adv Investment Advisor: Neuberger Berman	1.19		-4.61	11.96	12.67
06-868	Small Cap Growth	Neuberger Berman Small Cap Growth A: Class A Investment Advisor: Neuberger Berman	1.27	*	-26.37	11.38	11.67
06-895	Small Cap Growth	Neuberger Berman Small Cap Growth Adv: Class Adv Investment Advisor: Neuberger Berman	1.61	*	-26.48	11.18	11.42
06-867	Small Cap Growth	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Advisor: Neuberger Berman	1.52	*	-26.56	11.10	11.39
06-4XP	Large Cap Value	Neuberger Berman Large Cap Value R6: Class Retirement Investment Advisor: Neuberger Berman	0.54		-4.04
06-3R7	Large Cap Blend	Neuberger Berman Sustainable Eq R6: Class Retirement Investment Advisor: Neuberger Berman	0.57		-13.80	8.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-839	Balanced	North Square Multi Strategy A: Class A Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	1.93		-13.62	8.14	9.95
06-832	Balanced	North Square Multi Strategy I: Class Inst Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	1.68		-13.43	8.62	10.21
06-629	Small Cap Blend	North Square Spectrum Alpha Fund A: Class A Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	2.03	*	-28.47	4.75	7.26
06-627	Small Cap Blend	North Square Spectrum Alpha Fund I: Class Inst Investment Advisor: Oak Ridge Investments, LLC Investment Subadvisor: NSI Retail Advisors, LLC	1.78	*	-28.29	5.03	7.59
06-492	Small Cap Value	Northern Small Cap Value: Class No Load Investment Advisor: Northern Trust Asset Management	1	*	-11.69	3.23	8.45
06-49V	Large Cap Blend	Northern US Quality ESG K: Class Other Investment Advisor: Northern Trust Asset Management	0.39	*	-11.23
06-892	Large Cap Value	Nuveen Dividend Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.96	*	-6.47	5.83	8.99
06-CNM	Foreign Growth	Nuveen International Growth A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.05		-31.30	0.91	5.53
06-CYY	Foreign Growth	Nuveen International Growth Fd R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.71		-31.09	1.06
06-3KX	Mid Cap Growth	Nuveen Mid Cap Growth Opps R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.83	*	-35.40	6.22
06-3JK	Mid Cap Value	Nuveen Mid Cap Value R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.75	*	-4.30
06-237	Mid Cap Growth	Nuveen Mid Cap Growth Opps A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.17	*	-35.61	5.84	8.61

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-234	Mid Cap Value	Nuveen Mid Cap Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.16	*	-4.64	7.85	11.01
06-FYR	Specialty	Nuveen Real Estate Securities R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.83	*	-5.11	5.56
06-324	Specialty	Nuveen Real Estate Securities A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.22	*	-5.46	5.15	7.01
06-FYT	Small Cap Value	Nuveen Small Cap Value R6: Class Retirement Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	0.81	*	-8.16	2.18
06-239	Small Cap Blend	Nuveen Small Cap Select A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.24	*	-22.96	6.39	9.36
06-242	Small Cap Value	Nuveen Small Cap Value A: Class A Investment Advisor: Nuveen Asset Management, LLC Investment Subadvisor: Nuveen Asset Management, LLC	1.2	*	-8.48	1.74	8.62
06-725	Balanced	Oakmark Equity And Income Investor: Class Inv Investment Advisor: Harris Associates L.P.	0.84	*	-11.96	5.74	7.51
06-3XM	Balanced	Oakmark Equity and Income Institutional: Class Inst Investment Advisor: Harris Associates L.P.	0.59	*	-11.75	5.96
06-47V	Diversified Emerging Markets	Parametric Emerging Markets R6: Class Retirement Investment Advisor: Parametric Portfolio Associates LLC Investment Subadvisor: Parametric Portfolio Associates LLC	1.24		-17.57	0.09
06-497	Large Cap Blend	Parnassus Core Equity Investor: Class Inv Investment Advisor: Parnassus Investments, LLC	0.82		-11.52	11.90	13.09
06-496	Mid Cap Growth	Parnassus Mid Cap Growth Investor: Class No Load Investment Advisor: Parnassus Investments, LLC	0.8		-33.08	2.85	9.54
06-498	Mid Cap Blend	Parnassus Mid-Cap: Class No Load Investment Advisor: Parnassus Investments, LLC	0.96		-16.18	6.13	9.95
06-568	Balanced	Pax Sustainable Allocation Inv: Class Inv Investment Advisor: Impax Asset Management	0.89		-12.09	6.71	7.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-569	World Stock	Pax Global Environmental Markets Inv: Class Other Investment Advisor: Impax Asset Management Ltd Investment Subadvisor: Impax Asset Management Ltd	1.15		-22.55	5.49	9.08
06-501	Emerging Market Bond	Payden Emerging Markets Bond: Class Inv Investment Advisor: Payden & Rygel	0.71		-22.65	-1.40	1.85
06-467	Multisector Bond	Payden/Kravitz Cash Balance Plan Adviser: Class Adv Investment Advisor: Payden & Rygel	1.5	*	-6.00	1.21	1.38
06-468	Multisector Bond	Payden/Kravitz Cash Balance Plan Retire: Class Retirement Investment Advisor: Payden & Rygel	1.75	*	-6.19	0.96	1.14
06-3FN	Specialty	PGIM Global Real Estate R2: Class Retirement Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.3	*	-15.05
06-3FP	Specialty	PGIM Global Real Estate R4: Class Retirement Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.05	*	-14.82
06-531	Specialty	PGIM Global Real Estate A: Class A Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	1.3		-15.06	3.08	4.86
06-FCX	Specialty	PGIM Global Real Estate R6: Class Retirement Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.79		-14.61	3.70
06-526	Specialty	PGIM Global Real Estate Z: Class Inst Investment Advisor: PGIM, Inc Investment Subadvisor: PGIM Real Estate;PGIM Real Estate (UK) Limited;	0.92	***	-14.72	3.56	5.27
06-6CF	World Bond	PGIM Global Total Return R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.83	*	-22.19
06-3XW	World Bond	PGIM Global Total Return R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.52		-22.09	-0.95	1.40
06-3FH	High Yield Bond	PGIM High Yield R2: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.91	*	-12.39

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3FJ	High Yield Bond	PGIM High Yield R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.66	*	-12.16
06-533	High Yield Bond	PGIM High Yield A: Class A Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.75	***	-12.08	2.40	4.49
06-FCY	High Yield Bond	PGIM High Yield R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.38		-11.76	2.79	4.84
06-532	High Yield Bond	PGIM High Yield Z: Class Inst Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income;PGIM Limited;	0.5	***	-12.00	2.62	4.77
06-456	Specialty	PGIM Jennison Financial Services A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.29	***	-18.03	6.53	7.37
06-457	Specialty	PGIM Jennison Financial Services Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1	***	-17.79	6.86	7.70
06-079	Large Cap Growth	PGIM Jennison Focused Growth A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.05	***	-37.16	11.25	12.88
06-063	Large Cap Growth	PGIM Jennison Focused Growth Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.75	***	-37.01	11.59	13.19
06-GNJ	Large Cap Growth	PGIM Jennison Focused Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.67	*	-36.96	11.65	13.23
06-4Y6	Large Cap Growth	PGIM Jennison Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.57		-32.25
06-458	Specialty	PGIM Jennison Health Sciences A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.12	***	-19.42	8.76	13.66

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFC	Specialty	PGIM Jennison Health Sciences R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.76		-19.11	9.15
06-459	Specialty	PGIM Jennison Health Sciences Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.84	***	-19.19	9.08	14.00
06-3FF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.08	*	-27.13
06-3FG	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.83	*	-26.96
06-461	Mid Cap Growth	PGIM Jennison Mid-Cap Growth A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.03	***	-27.10	9.06	9.77
06-FFF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.59		-26.78	9.57	10.28
06-462	Mid Cap Growth	PGIM Jennison Mid-Cap Growth Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.7	***	-26.86	9.40	10.10
06-453	Specialty	PGIM Jennison Natural Resources A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.31	***	10.57	8.63	1.95
06-FFG	Specialty	PGIM Jennison Natural Resources R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.81		11.10	9.15	2.43
06-454	Specialty	PGIM Jennison Natural Resources Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.93	***	10.98	9.05	2.30
06-3FR	Small Cap Growth	PGIM Jennison Small Company R2: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.18	*	-16.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3FW	Small Cap Growth	PGIM Jennison Small Company R4: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.93	*	-16.77
06-GJN	Small Cap Growth	PGIM Jennison Small Company R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.69		-16.57	9.40	11.39
06-589	Small Cap Growth	PGIM Jennison Small Company A: Class A Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	1.13	***	-16.93	8.90	10.88
06-593	Small Cap Growth	PGIM Jennison Small Company Z: Class Inst Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.81	***	-16.67	9.24	11.21
06-4R9	World Stock	PGIM Jennison Global Opportunities R6: Class Retirement Investment Advisor: Jennison Associates LLC Investment Subadvisor: Jennison Associates LLC	0.83		-35.60	11.69
06-080	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val A: Class A Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	1.13	***	-6.88	2.85	8.69
06-064	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val Z: Class Inst Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.87	***	-6.65	3.14	8.98
06-3FT	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	1.23	*	-6.97
06-3FV	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.98	*	-6.73
06-GCF	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.73	*	-6.49	3.27	9.14
06-GJP	Small Cap Value	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Advisor: PGIM Quantitative Solutions LLC Investment Subadvisor: PGIM Quantitative Solutions LLC	0.66		-7.97	4.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3FK	Intermediate Term Bond	PGIM Total Return Bond R2: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.89	*	-12.96
06-3FM	Intermediate Term Bond	PGIM Total Return Bond R4: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.64	*	-12.75
06-538	Intermediate Term Bond	PGIM Total Return Bond A: Class A Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.76	***	-12.82	0.71	2.20
06-FFH	Intermediate Term Bond	PGIM Total Return Bond R6: Class Retirement Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.39	*	-12.53	1.08	2.56
06-537	Intermediate Term Bond	PGIM Total Return Bond Z: Class Inst Investment Advisor: PGIM Fixed Income Investment Subadvisor: PGIM Fixed Income	0.49	***	-12.57	0.99	2.47
06-706	Balanced	PIMCO All Asset Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC Investment Subadvisor: Research Affiliates LLC	1.165	*	-10.06	4.31	4.14
06-3FC	Balanced	PIMCO All Asset Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC Investment Subadvisor: Research Affiliates LLC	0.915	*	-9.85	4.57	4.40
06-017	Balanced	PIMCO All Asset R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC Investment Subadvisor: Research Affiliates LLC	1.615	*	-10.52	3.83	3.65
06-018	Specialty	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	1.07	*	22.44	9.93	-0.61
06-019	Specialty	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.52	*	21.91	9.43	-1.06
06-GNG	Specialty	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.82	*	22.96	10.25	-0.36
06-4YF	Specialty	PIMCO Extended Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.63		-23.97	0.36	1.80
06-4CM	World Bond	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.56		-6.03	1.79	3.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-49W	Int Government Bond	PIMCO GNMA and Government Secs Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51	-9.36	0.72	1.25
06-760	High Yield Bond	PIMCO High Yield Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.81	-12.89	1.28	3.66
06-FCJ	High Yield Bond	PIMCO High Yield Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.56	-12.68	1.53	3.92
06-705	High Yield Bond	PIMCO High Yield R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.16	-13.20	0.93	3.30
06-768	Multisector Bond	PIMCO Income Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.87	-8.71	1.78	4.82
06-FCK	Multisector Bond	PIMCO Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.62	-8.48	2.04	5.07
#N/A		PIMCO Income Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.67	-9.17	2.02
06-769	Multisector Bond	PIMCO Income R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.27	-9.08	1.38	4.41
06-6FR	Specialty	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.52	-19.61	-1.47	-0.38
06-3MJ	World Bond	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.52	-8.85	1.51	3.47
06-CNN	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.77	-15.47	0.54	2.73
06-GNH	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.52	-15.25	0.79	2.99
06-33M	Specialty	PIMCO Long Duration Total Return A: Class A Investment Advisor: Pacific Investment Management Company, LLC	0.99	-20.51
06-4Y7	Specialty	PIMCO Long Duration Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.59	-20.19	1.48	3.10
06-33N	Specialty	PIMCO Long-Term US Government A: Class A Investment Advisor: Pacific Investment Management Company, LLC	0.915	-18.67	0.01	1.13
06-4Y9	Specialty	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.59	-22.98	1.00	4.07
#N/A		PIMCO VIT Long-Term US Govt Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.505	-17.82	0.42	1.51
06-4YC	Specialty	PIMCO Long-Term US Government Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.565	-18.39	0.36	1.48

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4R7	Short Term Bond	PIMCO Low Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.46	**	-4.96	0.81	1.13
#N/A		PIMCO VIT Low Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.5		-5.41	0.56	0.94
06-4YH	Intermediate Term Bond	PIMCO Moderate Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.46		-7.82	1.29	1.87
06-707	Inflation-Protec Bond	PIMCO Real Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.72		-6.08	2.93	1.44
06-FCM	Inflation-Protec Bond	PIMCO Real Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.47		-5.85	3.18	1.69
06-708	Inflation-Protec Bond	PIMCO Real Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.12		-6.45	2.52	1.04
06-3Y3	Mgd Asset Allocation	PIMCO RealPath Blend 2025 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.58	*	-13.60	4.95
06-49F	Mgd Asset Allocation	PIMCO RealPath Blend 2025 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.33	*	-13.36	5.20
06-3Y4	Mgd Asset Allocation	PIMCO RealPath Blend 2030 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.53	*	-14.20	5.31
06-49G	Mgd Asset Allocation	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.28	*	-13.97	5.56
06-3Y6	Mgd Asset Allocation	PIMCO RealPath Blend 2035 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.49	*	-14.26	5.69
06-49H	Mgd Asset Allocation	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.24	*	-14.03	5.96
06-3Y7	Mgd Asset Allocation	PIMCO RealPath Blend 2040 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.45	*	-14.40	6.04
06-49J	Mgd Asset Allocation	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.2	*	-14.20	6.30
06-3Y9	Mgd Asset Allocation	PIMCO RealPath Blend 2045 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.41	*	-14.45	6.32
06-49K	Mgd Asset Allocation	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.16	*	-14.23	6.60

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3YC	Mgd Asset Allocation	PIMCO RealPath Blend 2050 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.39	*	-14.50	6.43
06-49M	Mgd Asset Allocation	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.14	*	-14.29	6.70
06-3YF	Mgd Asset Allocation	PIMCO RealPath Blend 2055 Administrative: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.38	*	-14.57	6.36
06-49N	Mgd Asset Allocation	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.13	*	-14.32	6.62
06-6FG	Mgd Asset Allocation	PIMCO RealPath Blend 2060 Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.39	*	-14.19
06-6FF	Mgd Asset Allocation	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.14	*	-13.93
06-3YG	Mgd Asset Allocation	PIMCO RealPath Blend Income Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.63	*	-13.25	4.16
06-49P	Mgd Asset Allocation	PIMCO RealPath Blend Income Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.38	*	-12.98	4.42
06-4K3	Large Cap Blend	PIMCO StocksPLUS® Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.51		-13.48	10.54	12.85
06-3WR	Foreign Blend	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.78		-9.45	5.70	9.24
06-4YG	Balanced	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.61		-30.68	10.46	14.52
06-4K4	Small Cap Blend	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.7		-28.62	4.28	9.63
#N/A		PIMCO VIT Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.5		-11.50	0.91	1.80
06-291	Intermediate Term Bond	PIMCO Total Return Admin: Class Other Investment Advisor: Pacific Investment Management Company, LLC	0.72		-11.34	0.74	1.62
06-FCN	Intermediate Term Bond	PIMCO Total Return Instl: Class Inst Investment Advisor: Pacific Investment Management Company, LLC	0.47		-11.11	0.99	1.87
06-680	Intermediate Term Bond	PIMCO Total Return R: Class Retirement Investment Advisor: Pacific Investment Management Company, LLC	1.06		-11.64	0.39	1.24
06-833	Large Cap Blend	Pioneer A: Class A Investment Advisor: Amundi US	1.06		-12.95	12.71	12.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3WW	Balanced	Pioneer Balanced ESG K: Class Retirement Investment Advisor: Amundi US	0.65	*	-10.62	6.78
06-834	Intermediate Term Bond	Pioneer Bond A: Class A Investment Advisor: Amundi US	0.82		-10.66	1.31	2.36
06-FCP	Intermediate Term Bond	Pioneer Bond K: Class Retirement Investment Advisor: Amundi US	0.34		-10.13	1.78
#N/A	Intermediate Term Bond	Pioneer Bond R: Class Retirement Investment Advisor: Amundi US	1.08		-10.88	1.06	2.07
06-CPG	Intermediate Term Bond	Pioneer Bond VCT I: Class No Load Investment Advisor: Amundi US	0.63		-10.42	1.44	2.53
06-823	Intermediate Term Bond	Pioneer Bond Y: Class Inst Investment Advisor: Amundi US	0.45		-10.24	1.67	2.66
06-022	High Yield Bond	Pioneer Corporate High Yield Fund A: Class A Investment Advisor: Amundi US	0.9	*	-12.03	1.78
06-021	High Yield Bond	Pioneer Corporate High Yield Fund Y: Class Inst Investment Advisor: Amundi US	0.6	*	-11.69	2.06
06-327	Large Cap Value	Pioneer Equity Income A: Class A Investment Advisor: Amundi US	1.02		-5.31	6.50	10.04
06-FCR	Large Cap Value	Pioneer Equity Income K: Class Retirement Investment Advisor: Amundi US	0.66		-4.99	6.88
#N/A	Large Cap Value	Pioneer Equity Income R: Class Retirement Investment Advisor: Amundi US	1.37		-5.67	6.10	9.64
06-598		Pioneer Equity Income VCT II: Class B Investment Advisor: Amundi US	1.05		-5.34	6.41	10.07
06-CPF	Large Cap Value	Pioneer Equity Income VCT I: Class Inst Investment Advisor: Amundi US	0.8		-5.15	6.66	10.34
06-828	Large Cap Value	Pioneer Equity Income Y: Class Inst Investment Advisor: Amundi US	0.78		-5.12	6.76	10.33
06-628	Large Cap Growth	Pioneer Fundamental Growth A: Class A Investment Advisor: Amundi US	1.04		-17.07	11.23	12.73
06-626	Large Cap Growth	Pioneer Fundamental Growth Y: Class Inst Investment Advisor: Amundi US	0.76		-16.88	11.55	13.06
06-FCT	Large Cap Growth	Pioneer Fundamental Growth K: Class Retirement Investment Advisor: Amundi US	0.65		-16.79	11.67

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GGH	World Stock	Pioneer Global Sustainable Equity A: Class A Investment Advisor: Amundi US	1.15	*	-10.08	7.71	9.85
06-GGJ	World Stock	Pioneer Global Sustainable Equity Y: Class Inst Investment Advisor: Amundi US	0.7	*	-9.71	8.18	10.36
06-837	High Yield Bond	Pioneer High Yield A: Class A Investment Advisor: Amundi	1.1	*	-11.64	1.46	4.01
#N/A	High Yield Bond	Pioneer High Yield R: Class Retirement Investment Advisor: Amundi	1.59		-12.09	1.03	3.62
06-829	High Yield Bond	Pioneer High Yield Y: Class Inst Investment Advisor: Amundi	0.85	*	-11.29	1.76	4.35
06-6FH	Large Cap Blend	Pioneer K: Class Retirement Investment Advisor: Amundi US	0.61	*	-12.68
#N/A	Mid Cap Value	Pioneer Mid Cap Value R: Class Retirement Investment Advisor: Amundi US	1.51		-7.07	4.60	8.27
06-838	Mid Cap Value	Pioneer Mid Cap Value A: Class A Investment Advisor: Amundi US	1.05		-6.68	5.03	8.70
06-831	Mid Cap Value	Pioneer Mid Cap Value Y: Class Inst Investment Advisor: Amundi US	0.79		-6.43	5.31	9.01
#N/A	Large Cap Blend	Pioneer R: Class Retirement Investment Advisor: Amundi US	1.45		-13.35	12.23	12.41
06-836	Mid Cap Growth	Pioneer Select Mid Cap Growth A: Class A Investment Advisor: Amundi	0.99		-34.51	7.66	10.17
06-FCV	Mid Cap Growth	Pioneer Select Mid Cap Growth K: Class Retirement Investment Advisor: Amundi	0.65		-34.29	8.04
06-591	Mid Cap Growth	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Advisor: Amundi	0.89		-34.42	7.75	10.30
06-594	Multisector Bond	Pioneer Strategic Income A: Class A Investment Advisor: Amundi US	1.06		-10.00	1.61	2.92
06-FCW	Multisector Bond	Pioneer Strategic Income K: Class Retirement Investment Advisor: Amundi US	0.59	*	-9.52	2.05
06-CGG	Multisector Bond	Pioneer Strategic Income Y: Class Inst Investment Advisor: Amundi US	0.69	*	-9.64	1.94	3.25
06-590	Large Cap Blend	Pioneer Fund VCT I: Class Inst Investment Advisor: Amundi US	0.79		-12.91	12.92	13.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4XN	Large Cap Growth	Principal Blue Chip R-6: Class Retirement Investment Advisor: Aligned Investors	0.56	*	-25.47	13.78
06-FHX	Intermediate Term Bond	Principal Bond Market Index R3: Class Retirement Investment Advisor: Principal Global Investors, LLC	0.71	*	-10.86	0.13	0.69
06-3JJ	Intermediate Term Bond	Principal Core Fixed Income R6: Class Retirement Investment Advisor: Principal Global Fixed Income	0.37		-10.60	1.20
06-3JP	Specialty	Principal Global Real Estate Sec R6: Class Retirement Investment Advisor: Principal Real Estate Investors Investment Subadvisor: Principal Real Estate Investors LLC	0.87		-15.18	3.79
06-CVG	Foreign Blend	Principal International Equity Index R3: Class Retirement Investment Advisor: Principal Global Investors, LLC	0.89		-17.97	1.47	4.54
06-3JH	Large Cap Growth	Principal LargeCap Growth I R6: Class Retirement Investment Advisor: Principal Global Equities Investment Subadvisor: Brown Advisory LLC;T. Rowe Price Associates, Inc.;	0.59	*	-28.04	12.42
06-FPW	Mid Cap Blend	Principal MidCap S&P 400 Index R3: Class Retirement Investment Advisor: Principal Global Equities	0.73		-15.24	6.26	10.08
06-3RN	Mid Cap Blend	Principal MidCap S&P 400 Index R-6: Class Retirement Investment Advisor: Principal Global Equities	0.16	***	-14.76	6.86
06-3CP	Specialty	Principal Real Estate Securities Fd R-6: Class Retirement Investment Advisor: Principal Real Estate Investors Investment Subadvisor: Principal Real Estate Investors LLC	0.8		-6.91	7.39
06-3RP	Small Cap Growth	Principal SmallCap Growth I R6: Class Retirement Investment Advisor: Principal Global Equities Investment Subadvisor: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.;	0.84	*	-31.13	8.52
06-FPX	Small Cap Blend	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Advisor: Principal Global Equities	0.73		-17.58	6.38	10.41
06-4TV	Small Cap Blend	Principal SmallCap S&P 600 Index R-6: Class Retirement Investment Advisor: Principal Global Equities	0.16		-17.11	6.99
06-44J	Mgd Asset Allocation	Prudential Day One 2015 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.48	4.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-44K	Mgd Asset Allocation	Prudential Day One 2020 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.68	4.87
06-44M	Mgd Asset Allocation	Prudential Day One 2025 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.97	5.28
06-44N	Mgd Asset Allocation	Prudential Day One 2030 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-8.96	6.03
06-44P	Mgd Asset Allocation	Prudential Day One 2035 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-10.19	6.49
06-44R	Mgd Asset Allocation	Prudential Day One 2040 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-11.08	6.70
06-44T	Mgd Asset Allocation	Prudential Day One 2045 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-12.05	6.79
06-44V	Mgd Asset Allocation	Prudential Day One 2050 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-12.64	6.80
06-44W	Mgd Asset Allocation	Prudential Day One 2055 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-13.07	6.77
06-44X	Mgd Asset Allocation	Prudential Day One 2060 R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-13.31	6.80
06-44G	Mgd Asset Allocation	Prudential Day One Income R6: Class Retirement Investment Advisor: Prudential Retirement Investment Subadvisor: PGIM Quantitative Solutions LLC	0.4	*	-7.45	4.11
06-936	Intermediate Term Bond	Putnam Diversified Income A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.97		-9.51	0.35	2.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-GNK	Intermediate Term Bond	Putnam Diversified Income R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.63	-9.11	0.69
06-897	Intermediate Term Bond	Putnam Diversified Income Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.72	-9.14	0.62	2.64
06-GNM	Balanced	Putnam Dynamic Asset Allocation Bal A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.94	-13.82	4.52	7.08
06-GNN	Balanced	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.6	-13.56	4.88
06-GNP	Balanced	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.69	-13.58	4.79	7.35
06-GNR	Balanced	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.97	-12.93	2.25	4.35
06-GNV	Balanced	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.72	-12.74	2.50	4.61
06-GNT	Balanced	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.63	-12.57	2.63
06-GNW	Balanced	Putnam Dynamic Asset Allocation Gr A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	1.02	-15.53	5.46	8.43
06-GNX	Balanced	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.68	-15.23	5.84

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GNY	Balanced	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited;Putnam Advisory Company LLC;	0.77		-15.35	5.72	8.71
06-64J	Diversified Emerging Markets	Putnam Emerging Markets Equity R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Advisory Co LLC;Putnam Investments Limited;	0.94	*	-33.07
06-938	Large Cap Growth	Putnam Growth Opportunities A: Class A Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.99		-22.13	13.68	14.74
06-GCG	Large Cap Growth	Putnam Growth Opportunities R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.64		-21.84	14.09
06-899	Large Cap Growth	Putnam Growth Opportunities Y: Class Inst Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.74		-21.93	13.96	15.02
06-FCG	Large Cap Value	Putnam Large Cap Value A: Class A Investment Advisor: Putnam	0.88		-3.62	9.93	12.03
06-36H	Large Cap Value	Putnam Large Cap Value R6: Class Retirement Investment Advisor: Putnam	0.54		-3.31	10.33
06-FCF	Large Cap Value	Putnam Large Cap Value Y: Class Inst Investment Advisor: Putnam	0.63		-3.40	10.21	12.30
06-3XC	Large Cap Growth	Putnam Sustainable Future R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.66		-37.02
06-3XG	Large Cap Growth	Putnam Sustainable Leaders R6: Class Retirement Investment Advisor: Putnam Investment Subadvisor: Putnam Investments Limited	0.7		-19.28
06-750		Royce Capital Small-Cap Inv: Class Inv Investment Advisor: Royce Investment Partners	1.08	*	-15.52	2.98	5.83
06-747	Diversified Emerging Markets	Russell Inv Emerging Markets S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Axiom Investors, LLC;Numeric Investors LLC; AllianceBernstein L.P.;Neuberger Berman Investment Advisers LLC; Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.16	*	-25.53	0.17	2.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-742	Large Cap Value	Russell Inv Equity Income S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC; Brandywine Global Investment Mgmt, LLC;	0.82	*	-5.72	10.04	12.05
06-736	World Stock	Russell Inv Global Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Wellington Management Company LLP; Sanders Capital, LLC;Intermede Global Partners Inc;	0.99	*	-14.28	7.22	9.71
06-489	Specialty	Russell Inv Global Infrastructure S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Cohen & Steers Asia Limited;Cohen & Steers UK Limited;Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd;	1.03	*	3.07	4.72	7.35
06-739	Specialty	Russell Inv Global Real Estate Secs S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	1.08	*	-14.42	2.53	4.93
06-737	Foreign Blend	Russell Inv International Devd Mkts S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Wellington Management Company LLP; Pzena Investment Management, LLC;Intermede Global Partners Inc;	0.93	*	-17.32	1.82	5.28
06-GCH	Diversified Emerging Markets	Russell Inv Emerging Markets R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Axiom Investors, LLC;Numeric Investors LLC; AllianceBernstein L.P.;Neuberger Berman Investment Advisers LLC; Consilium Investment Management LLC;Oaktree Fund Advisors, LLC;	1.01	*	-25.38	0.33
06-FFM	Specialty	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.; Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited;	0.91	*	-14.27	2.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GCJ	Intermediate Term Bond	Russell Inv Investment Grade Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.35	*	-11.85	0.86
06-738	Intermediate Term Bond	Russell Inv Investment Grade Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Schroder Investment Management North America Inc.;MetLife Investment Management, LLC;	0.48	*	-12.01	0.71	1.52
06-GCK	Intermediate Term Bond	Russell Inv Strategic Bond R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Western Asset Management Company, LLC; Schroder Investment Management North America Inc.;Western Asset Management Company Limited;BlueBay Asset Management LLP;	0.48	*	-11.75	0.87
06-GCM	Small Cap Blend	Russell Inv US Small Cap Equity R6: Class Retirement Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	0.93	*	-17.98	6.42
06-662	Balanced	Russell Inv LifePoints Equity Gr Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.92	*	-14.12	3.47	6.47
06-659	Balanced	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.88	*	-13.24	2.12	4.74
06-665	Balanced	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.38	*	-13.62	1.60	4.22
06-661	Balanced	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.67	*	-11.85	1.00	2.47
06-655	Balanced	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.17	*	-12.28	0.48	1.95
06-675	Balanced	Russell Inv LifePoints Equity Gr Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.42	*	-14.52	2.96	5.95
06-663	Balanced	Russell Inv LifePoints Growth Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.91	*	-13.80	3.32	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-670	Balanced	Russell Inv LifePoints Growth Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.41	*	-14.27	2.82	5.31
06-664	Balanced	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Advisor: Russell Investment Management, LLC	0.78	*	-12.67	1.06	3.39
06-660	Balanced	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Advisor: Russell Investment Management, LLC	1.28	*	-13.02	0.56	2.87
06-488	Multisector Bond	Russell Inv Opportunistic Credit S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Voya Investment Management Co. LLC; Barings LLC;Baring International Investment Ltd;Dupont Capital Management Corporation;	0.82	*	-13.04	0.52	2.66
06-748	Short Term Bond	Russell Inv Short Duration Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Western Asset Management Company, LLC; Western Asset Management Company Limited;Scout Investments, Inc.;	0.55	*	-5.75	1.03	1.26
06-741	Intermediate Term Bond	Russell Inv Strategic Bond S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Western Asset Management Company, LLC; Schroder Investment Management North America Inc.;Western Asset Management Company Limited;BlueBay Asset Management LLP;	0.59	*	-11.86	0.79	1.81
06-744	Large Cap Blend	Russell Inv Sustainable Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Mar Vista Investment Partners, LLC;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.;Sustainable Growth Advisers, LP;	0.99	*	-8.05	10.06	11.52
06-749	Small Cap Blend	Russell Inv US Small Cap Equity S: Class S Investment Advisor: Russell Investment Management, LLC Investment Subadvisor: Ancora Advisors LLC;BAMCO Inc; Calamos Advisors LLC;DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;Penn Capital Management Company LLC; Boston Partners Global Investors, Inc;Copeland Capital Management, LLC;Ranger International Management, L.P.;	1.06	*	-18.11	6.28	9.83
06-225	Large Cap Blend	State Street Equity 500 Index Adm: Class Other Investment Advisor: State Street Global Advisors	0.17	*	-10.78	11.06	12.68
06-167	Large Cap Blend	State Street Equity 500 Index R: Class Retirement Investment Advisor: State Street Global Advisors	0.62	*	-11.18	10.56	12.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3TT	Mgd Asset Allocation	State Street Target Retirement 2020 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-10.31	4.95
06-3TV	Mgd Asset Allocation	State Street Target Retirement 2025 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-12.52	5.79
06-3TW	Mgd Asset Allocation	State Street Target Retirement 2030 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-14.63	6.12
06-3VR	Mgd Asset Allocation	State Street Target Retirement 2035 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-15.75	6.36
06-3TY	Mgd Asset Allocation	State Street Target Retirement 2040 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-16.33	6.59
06-3V3	Mgd Asset Allocation	State Street Target Retirement 2045 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-16.99	6.78
06-3V4	Mgd Asset Allocation	State Street Target Retirement 2050 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.51	6.82
06-3V6	Mgd Asset Allocation	State Street Target Retirement 2055 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.55	6.81
06-3V7	Mgd Asset Allocation	State Street Target Retirement 2060 K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.46	6.82
06-64F	Mgd Asset Allocation	State Street Target Retirement 2065 K: Class Other Investment Advisor: SSGA Funds Management Inc	0.09	*	-17.56
06-3V9	Mgd Asset Allocation	State Street Target Retirement K: Class Retirement Investment Advisor: SSGA Funds Management Inc	0.09	*	-9.33	3.96
06-124	Large Cap Growth	T. Rowe Price Blue Chip Growth Port: Class Inst Investment Advisor: T. Rowe Price	0.75	*	-31.28	9.45	13.03
06-4GM	Balanced	T. Rowe Price Capital Appreciation I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.57	***	-7.48	9.84
06-4GN	Specialty	T. Rowe Price Comm & Tech I: Class Inst Investment Advisor: T. Rowe Price	0.64		-35.94	10.07
06-3W9	Large Cap Blend	T. Rowe Price Dividend Growth I: Class Inst Investment Advisor: T. Rowe Price	0.49		-5.16	11.56
06-4GP	Specialty	T. Rowe Price Global Technology I: Class Inst Investment Advisor: T. Rowe Price	0.75		-52.21	6.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4GC	Specialty	T. Rowe Price Health Sciences I: Class Inst Investment Advisor: T. Rowe Price	0.65		-14.69	11.30
06-585		T. Rowe Price Limited-Term Bond: Class Other Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited	0.5	*	-4.39	1.25	1.08
06-586	Mid Cap Growth	T. Rowe Price Mid-Cap Growth Port: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.84	*	-21.93	8.23	12.16
06-4GR	Specialty	T. Rowe Price New Era I: Class Inst Investment Advisor: T. Rowe Price	0.55		2.19	5.15
06-4GT	Small Cap Growth	T. Rowe Price Small-Cap Stock I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.75	***	-23.17	9.25
06-4MP	Balanced	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management,Inc.	0.65	*	-17.25	6.34
06-4GV	Large Cap Value	T. Rowe Price Value I: Class Inst Investment Advisor: T. Rowe Price	0.55	*	-6.79	9.07
06-GPC	Specialty	T. Rowe Price Financial Services I: Class Inst Investment Advisor: T. Rowe Price	0.76		-9.47	9.25
06-312	Foreign Value	Templeton Foreign A: Class A Investment Advisor: Franklin Templeton Invts	1.1	*	-14.67	-1.08	3.92
06-CNG	Foreign Value	Templeton Foreign Adv: Class Adv Investment Advisor: Franklin Templeton Invts	0.85	*	-14.53	-0.85	4.17
06-920	Foreign Value	Templeton Foreign R: Class Retirement Investment Advisor: Franklin Templeton Invts	1.35	*	-14.94	-1.34	3.64
06-GCR	Foreign Value	Templeton Foreign R6: Class Retirement Investment Advisor: Franklin Templeton Invts	0.71	*	-14.52	-0.70
06-886	World Bond	Templeton Global Bond A: Class A Investment Advisor: Franklin Templeton Investments	0.97	*	-9.20	-3.12	0.16
06-CNH	Intermediate Term Bond	Templeton Global Bond Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.72	*	-9.01	-2.87	0.42
06-887	Intermediate Term Bond	Templeton Global Bond R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.22	*	-9.42	-3.35	-0.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FGT	Intermediate Term Bond	Templeton Global Bond R6: Class Retirement Investment Advisor: Franklin Templeton Investments	0.59	*	-8.96	-2.76
06-907		Templeton Global Bond VIP 1: Class No Load Investment Advisor: Franklin Templeton Investments	0.51	*	-7.87	-2.47	0.22
06-CNJ	World Stock	Templeton Growth Adv: Class Adv Investment Advisor: Franklin Templeton Investments	0.8		-16.77	-0.09	5.36
06-313	World Stock	Templeton Growth A: Class A Investment Advisor: Franklin Templeton Investments	1.05		-16.99	-0.34	5.09
06-925	World Stock	Templeton Growth R: Class Retirement Investment Advisor: Franklin Templeton Investments	1.3		-17.21	-0.59	4.83
06-CHN	Intermediate Term Bond	Templeton International Bond A: Class A Investment Advisor: Franklin Templeton Investments	1.01	*	-10.93	-3.50	-0.90
06-4GW	Diversified Emerging Markets	Thornburg Developing World R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.94	*	-28.69	3.59
06-990	Foreign Blend	Thornburg International Equity R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.36	*	-22.56	2.44	4.99
06-316	Foreign Blend	Thornburg International Equity R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.9	*	-22.20	2.90	5.48
06-GPF	Foreign Blend	Thornburg International Equity R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.7	*	-22.06	3.11	5.71
06-4GX	Foreign Growth	Thornburg International Growth R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.89	*	-32.09	1.60
06-987	World Allocation	Thornburg Investment Income Builder R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.55	*	-2.73	5.17	6.20
06-986	World Allocation	Thornburg Investment Income Builder R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.04	*	-2.08	5.74	6.76
06-39W	World Allocation	Thornburg Investment Income Builder R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.85	*	-1.80	5.96
06-GCV	Short Term Bond	Thornburg Limited Term Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.42	*	-6.52	1.66
06-995	Short Term Bond	Thornburg Limited Term Income R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.99	*	-7.07	1.05	1.69
06-953	Short Term Bond	Thornburg Limited Term Income R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.49	*	-6.61	1.50	2.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.99	**	-6.22	0.02	0.29
06-109	Large Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.31	*	-17.57	5.11	10.74
06-985	Large Cap Growth	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Advisor: Thornburg Investment Management Inc	1.46	*	-39.90	3.15	7.78
06-314	Large Cap Growth	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.95	*	-39.61	3.67	8.33
06-4XJ	Multisector Bond	Thornburg Strategic Income R6: Class Retirement Investment Advisor: Thornburg Investment Management Inc	0.53	*	-6.01	2.94
06-FGV	Intermediate Term Bond	TIAA-CREF Bond Index Institutional: Class Inst Investment Advisor: TIAA-CREF	0.08		-10.46	0.72	1.39
06-434	Intermediate Term Bond	TIAA-CREF Bond Index Retirement: Class Retirement Investment Advisor: TIAA-CREF	0.33		-10.77	0.47	1.13
06-3F4	Intermediate Term Bond	TIAA-CREF Core Plus Bond Instl: Class Inst Investment Advisor: TIAA-CREF	0.3		-11.55	1.10	2.28
06-939	Intermediate Term Bond	TIAA-CREF Core Plus Bond R: Class Retirement Investment Advisor: TIAA-CREF	0.55		-11.74	0.85	2.04
06-GCW	Intermediate Term Bond	TIAA-CREF Core Impact Bond Instl: Class Inst Investment Advisor: TIAA-CREF	0.35		-11.14	0.95
06-CNK	Intermediate Term Bond	TIAA-CREF Core Impact Bond Retirement: Class Retirement Investment Advisor: TIAA-CREF	0.6		-11.37	0.70
06-020	Diversified Emerging Markets	TIAA-CREF Emerging Markets Eq Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.43		-25.40	1.79	2.59
06-FGW	Large Cap Blend	TIAA-CREF Growth & Income Instl: Class Inst Investment Advisor: TIAA-CREF	0.4		-15.54	9.58	12.02
06-433	Large Cap Blend	TIAA-CREF Growth & Income Retire: Class Retirement Investment Advisor: TIAA-CREF	0.65		-15.79	9.30	11.74
06-FGX	Foreign Blend	TIAA-CREF International Eq Idx Instl: Class Inst Investment Advisor: TIAA-CREF	0.05		-17.28	2.37	5.55
06-428	Foreign Blend	TIAA-CREF International Eq Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.3		-17.49	2.11	5.28
06-942	Large Cap Growth	TIAA-CREF Large-Cap Growth R: Class Retirement Investment Advisor: TIAA-CREF	0.65		-29.94	11.38	13.54

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-943	Large Cap Value	TIAA-CREF Large-Cap Value Retire: Class Retirement Investment Advisor: TIAA-CREF	0.66		-7.86	5.86	9.46
06-FHC	Large Cap Value	TIAA-CREF Large-Cap Value Idx Inst: Class Inst Investment Advisor: TIAA-CREF	0.05		-6.84	7.13	10.44
06-429	Large Cap Value	TIAA-CREF Large-Cap Value Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.3		-7.06	6.86	10.16
06-FGY	Large Cap Growth	TIAA-CREF Large-Cap Gr Idx Instl: Class Inst Investment Advisor: TIAA-CREF	0.05		-18.84	14.22	14.72
06-431	Large Cap Growth	TIAA-CREF Large-Cap Gr Idx Retire: Class Retirement Investment Advisor: TIAA-CREF	0.3		-19.03	13.94	14.44
06-36J	Mgd Asset Allocation	TIAA-CREF Lifecycle 2010 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.37	*	-11.16	4.03	5.59
06-36K	Mgd Asset Allocation	TIAA-CREF Lifecycle 2015 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.38	*	-11.63	4.33	6.06
06-36M	Mgd Asset Allocation	TIAA-CREF Lifecycle 2020 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.39	*	-12.33	4.61	6.61
06-36N	Mgd Asset Allocation	TIAA-CREF Lifecycle 2025 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.41	*	-13.29	5.05	7.25
06-36P	Mgd Asset Allocation	TIAA-CREF Lifecycle 2030 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.42	*	-14.31	5.50	7.86
06-36R	Mgd Asset Allocation	TIAA-CREF Lifecycle 2035 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.43	*	-15.38	5.89	8.42
06-36T	Mgd Asset Allocation	TIAA-CREF Lifecycle 2040 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.44	*	-16.21	6.34	8.88
06-36V	Mgd Asset Allocation	TIAA-CREF Lifecycle 2045 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-16.92	6.70	9.10
06-36W	Mgd Asset Allocation	TIAA-CREF Lifecycle 2050 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.19	6.76	9.17
06-37C	Mgd Asset Allocation	TIAA-CREF Lifecycle 2055 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.31	6.80	9.22
06-36Y	Mgd Asset Allocation	TIAA-CREF Lifecycle 2060 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.43	6.87
06-64H	Mgd Asset Allocation	TIAA-CREF Lifecycle 2065 Institutional: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.45	*	-17.23

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FHF	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2010 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-10.74	4.27	5.45
06-032	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2010 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-10.96	4.01	5.19
06-FHG	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2015 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-11.32	4.59	5.95
06-033	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2015 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-11.59	4.32	5.68
06-FHH	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2020 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-11.92	4.92	6.55
06-034	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2020 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-12.12	4.66	6.28
06-FHJ	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2025 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-12.55	5.45	7.24
06-035	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2025 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-12.76	5.19	6.98
06-FHK	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2030 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-13.25	5.95	7.93
06-036	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2030 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-13.48	5.69	7.67
06-FHM	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2035 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-14.00	6.44	8.59
06-037	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2035 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-14.24	6.17	8.32
06-FHN	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2040 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-14.55	6.95	9.12
06-038	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2040 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-14.76	6.67	8.85
06-FHP	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2045 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.02	7.38	9.40
06-039	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2045 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.23	7.11	9.13
06-FHR	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2050 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.28	7.45	9.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-040	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2050 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.47	7.19	9.20
06-FHT	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2055 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.33	7.53	9.55
06-041	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2055 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.54	7.25	9.27
06-FHV	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2060 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.40	7.61
06-CMV	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2060 Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.60	7.33
06-4XR	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2065 Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-15.28
06-4XT	Mgd Asset Allocation	TIAA-CREF Lifecycle Index 2065 Ret: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-15.79
06-FHW	Balanced	TIAA-CREF Lifecycle Index Ret Inc Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.1	*	-10.98	4.21	5.08
06-042	Mgd Asset Allocation	TIAA-CREF Lifecycle Index Ret Inc Retire: Class Retirement Investment Advisor: Nuveen Asset Management, LLC	0.35	***	-11.23	3.95	4.81
06-36X	Balanced	TIAA-CREF Lifecycle Retire Income Instl: Class Inst Investment Advisor: Nuveen Asset Management, LLC	0.37	*	-11.13	3.96	5.23
06-3CK	Balanced	TIAA-CREF Lifestyle Aggressive Gr Instl: Class Inst Investment Advisor: TIAA-CREF	0.65	*	-19.40	6.85	9.67
06-4CX	Balanced	TIAA-CREF Lifestyle Aggressive Gr Retail: Class Adv Investment Advisor: TIAA-CREF	0.95	***	-19.66	6.52	9.33
06-3CG	Balanced	TIAA-CREF Lifestyle Conservative Instl: Class Inst Investment Advisor: TIAA-CREF	0.49	*	-13.13	3.61	5.13
06-3CJ	Balanced	TIAA-CREF Lifestyle Growth Institutional: Class Inst Investment Advisor: TIAA-CREF	0.6	*	-17.81	5.77	8.24
06-3XV	Balanced	TIAA-CREF Lifestyle Growth Retail: Class Adv Investment Advisor: TIAA-CREF	0.88	*	-18.05	5.47	7.93
06-3CF	Balanced	TIAA-CREF Lifestyle Income Institutional: Class Inst Investment Advisor: TIAA-CREF	0.43	*	-9.92	2.41	3.39
06-3CH	Balanced	TIAA-CREF Lifestyle Moderate Instl: Class Inst Investment Advisor: TIAA-CREF	0.55	*	-16.31	4.74	6.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-944	Mid Cap Growth	TIAA-CREF Mid-Cap Growth Retire: Class Retirement Investment Advisor: TIAA-CREF	0.71		-39.54	5.50	8.68
06-3MH	Specialty	TIAA-CREF Real Estate Sec Instl: Class Inst Investment Advisor: TIAA-CREF	0.49		-11.62	7.50	8.43
06-GCX	Large Cap Blend	TIAA-CREF Social Choice Eq Instl: Class Inst Investment Advisor: TIAA-CREF	0.17		-14.46	10.45	12.28
06-432	Large Cap Blend	TIAA-CREF Social Choice Eq Retire: Class Retirement Investment Advisor: TIAA-CREF	0.42		-14.66	10.18	11.99
06-GCY	Foreign Blend	TIAA-CREF Social Choice Intl Eq Instl: Class Inst Investment Advisor: TIAA-CREF	0.36		-16.18	2.90
06-126		Timothy Plan Conservative Growth VS: Class Other Investment Advisor: Timothy Partners Ltd	1.56		-10.27	2.66	3.67
06-339	Balanced	Timothy Plan Conservative Growth A: Class A Investment Advisor: Timothy Partners Ltd	2.02		-10.54	2.07	3.02
06-341	Balanced	Timothy Plan Strategic Growth A: Class A Investment Advisor: Timothy Partners Ltd	1.95		-11.45	2.95	4.23
06-127		Timothy Plan Strategic Growth VS: Class Other Investment Advisor: Timothy Partners Ltd	1.38		-10.71	3.68	4.96
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Advisor: Bramshill Investments LLC Investment Subadvisor: Bramshill Investments LLC	1.11	***	-7.69	2.09	3.21
06-619	Large Cap Blend	Touchstone Focused A: Class A Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	1.22	***	-14.42	9.53	12.25
06-GPG	Large Cap Blend	Touchstone Focused Instl: Class Inst Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.85	*	-14.14	9.93	12.67
06-624	Large Cap Blend	Touchstone Focused Y: Class No Load Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.91		-14.17	9.86	12.57
06-701	World Stock	Touchstone Global ESG Equity Fd – Cl A: Class A Investment Advisor: Rockefeller & Co Investment Subadvisor: Rockefeller & Co. LLC	1.12	***	-19.97	4.03	7.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-699	Large Cap Growth	Touchstone Growth Opportunities A: Class A Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	1.24	***	-20.95	12.37	13.34
06-3GK	Large Cap Blend	Touchstone Large Cap Focused Instl: Class Inst Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.7	*	-13.85	12.37
06-GPH	Mid Cap Growth	Touchstone Mid Cap Growth A: Class A Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	1.23		-23.94	9.37	11.88
06-GPJ	Mid Cap Growth	Touchstone Mid Cap Growth Inst: Class Inst Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	0.87	***	-23.69	9.71	12.26
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth R6: Class Retirement Investment Advisor: Westfield Capital Management Company, LP Investment Subadvisor: Westfield Capital Management Company, LP	0.78	*	-23.60
06-4PF	Small Cap Blend	Touchstone Small Company R6: Class Retirement Investment Advisor: Fort Washington Investment Advisors Inc Investment Subadvisor: Fort Washington Investment Advisors Inc	0.81	*	-17.73	6.95
06-702	Large Cap Value	Touchstone Value A: Class A Investment Advisor: Barrow Hanley Mewhinney & Strauss LLC Investment Subadvisor: Barrow Hanley Mewhinney & Strauss LLC	1.08	***	-5.30	7.88	10.16
06-3CY	Large Cap Growth	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Advisor: T. Rowe Price	0.64		-18.98	15.66
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited; T. Rowe Price Singapore Private Ltd;	0.97	***	-29.93	1.47
06-47X	World Allocation	T. Rowe Price Global Allocation Advisor: Class Adv Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited; T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc; T. Rowe Price International Ltd;	1.23	*	-14.88	4.34

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-47W	World Allocation	T. Rowe Price Global Allocation I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited; T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc; T. Rowe Price International Ltd;	0.81	*	-14.53	4.77
06-3XK	Mid Cap Growth	T. Rowe Price New Horizons I: Class Inst Investment Advisor: T. Rowe Price	0.64	***	-37.90	11.57
06-3RR	Foreign Blend	T. Rowe Price Overseas Stock I: Class Inst Investment Advisor: T. Rowe Price	0.66	***	-17.55	2.71
06-FFN	Large Cap Growth	T. Rowe Price Blue Chip Growth I: Class Inst Investment Advisor: T. Rowe Price	0.56		-31.22	9.72
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Advisor: T. Rowe Price	1.22		-31.68	9.00	12.60
06-4TR	Mid Cap Growth	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Advisor: T. Rowe Price	0.65		-26.10	9.63
06-FFP	Large Cap Value	T. Rowe Price Equity Income I: Class Inst Investment Advisor: T. Rowe Price	0.53		-2.65	8.18
06-580	Large Cap Value	T. Rowe Price Equity Income Port: Class Inst Investment Advisor: T. Rowe Price	0.74	*	-2.84	7.92	9.98
06-775	Large Cap Value	T. Rowe Price Equity Income R: Class Retirement Investment Advisor: T. Rowe Price	1.22		-3.36	7.45	9.49
06-755	Europe Stock	T. Rowe Price European Stock: Class No Load Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	0.95		-24.44	2.26	5.80
06-64T	World Bond	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Hong Kong Limited	0.48	*	-10.49	2.09
06-308	Large Cap Growth	T. Rowe Price Growth Stock Adv: Class Adv Investment Advisor: T. Rowe Price	0.91		-34.37	8.26	12.12
06-FFR	Large Cap Growth	T. Rowe Price Growth Stock I: Class Inst Investment Advisor: T. Rowe Price	0.51		-34.11	8.70
06-780	Large Cap Growth	T. Rowe Price Growth Stock R: Class Retirement Investment Advisor: T. Rowe Price	1.17		-34.55	7.98	11.83

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-63M	Foreign Small/Mid Eqty	T. Rowe Price International Discovery: Class No Load Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited; T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc;	1.18	***	-32.08	4.39	8.78
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Advisor: T. Rowe Price	1.4	*	-22.35	2.16	5.18
06-309	Foreign Value	T. Rowe Price International Value Eq Adv: Class Adv Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	1.07		-12.80	0.63	3.95
06-FFT	Foreign Value	T. Rowe Price International Value Eq I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	0.68		-12.46	1.05
06-795	Foreign Value	T. Rowe Price International Value Eq R: Class Retirement Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price International Limited	1.32		-13.02	0.35	3.66
06-FFV	Mid Cap Growth	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management, Inc.	0.61		-21.75	8.52
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Advisor: T. Rowe Price Investment Subadvisor: T. Rowe Price Investment Management, Inc.	1.27	***	-22.29	7.81	11.68
06-311	Mid Cap Value	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Advisor: T. Rowe Price	1.05		-6.60	7.05	10.73
06-FFW	Mid Cap Value	T. Rowe Price Mid-Cap Value I: Class Inst Investment Advisor: T. Rowe Price	0.65		-6.20	7.49
06-785	Mid Cap Value	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Advisor: T. Rowe Price	1.29		-6.81	6.80	10.46
06-GFP	Specialty	T. Rowe Price Real Estate I: Class Inst Investment Advisor: T. Rowe Price	0.61		-4.84	4.03
06-573	Mgd Asset Allocation	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74		-11.74	3.67	4.87
06-576	Mgd Asset Allocation	T. Rowe Price Retirement 2005 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99		-11.94	3.42	4.62
06-574	Mgd Asset Allocation	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.74		-12.14	4.01	5.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-579	Mgd Asset Allocation	T. Rowe Price Retirement 2010 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	0.99	-12.34	3.75	5.15
06-774	Mgd Asset Allocation	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.76	-12.30	4.44	6.18
06-776	Mgd Asset Allocation	T. Rowe Price Retirement 2015 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.01	-12.56	4.17	5.91
06-777	Mgd Asset Allocation	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.78	-12.78	4.95	6.96
06-778	Mgd Asset Allocation	T. Rowe Price Retirement 2020 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.03	-12.95	4.69	6.69
06-779	Mgd Asset Allocation	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.8	-13.75	5.46	7.67
06-781	Mgd Asset Allocation	T. Rowe Price Retirement 2025 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.05	-13.95	5.19	7.40
06-782	Mgd Asset Allocation	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.83	-15.11	5.84	8.26
06-783	Mgd Asset Allocation	T. Rowe Price Retirement 2030 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.08	-15.31	5.58	7.99
06-784	Mgd Asset Allocation	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.84	-16.39	6.14	8.69
06-786	Mgd Asset Allocation	T. Rowe Price Retirement 2035 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.09	-16.57	5.87	8.42
06-787	Mgd Asset Allocation	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.85	-17.36	6.43	9.01
06-789	Mgd Asset Allocation	T. Rowe Price Retirement 2040 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.1	-17.56	6.17	8.75
06-791	Mgd Asset Allocation	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.87	-17.71	6.66	9.15
06-792	Mgd Asset Allocation	T. Rowe Price Retirement 2045 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.12	-17.92	6.39	8.88
06-793	Mgd Asset Allocation	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.88	-17.82	6.65	9.15
06-794	Mgd Asset Allocation	T. Rowe Price Retirement 2050 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.13	-17.97	6.39	8.88
06-796	Mgd Asset Allocation	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	-17.83	6.61	9.13

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-797	Mgd Asset Allocation	T. Rowe Price Retirement 2055 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	-18.07	6.34	8.85
06-CMP	Mgd Asset Allocation	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	-17.89	6.60
06-CMR	Mgd Asset Allocation	T. Rowe Price Retirement 2060 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	-18.05	6.34
06-63R	Mgd Asset Allocation	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Advisor: T. Rowe Price Associates, Inc.	0.89	-17.58
06-63W	Mgd Asset Allocation	T. Rowe Price Retirement 2065 R: Class Retirement Investment Advisor: T. Rowe Price Associates, Inc.	1.14	-17.77
06-798	Balanced	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Advisor: T. Rowe Price	0.74	-11.09	3.97	4.77
06-FFX	Balanced	T. Rowe Price Retirement Balanced I: Class Inst Investment Advisor: T. Rowe Price	0.34	-10.66	4.36
06-799	Balanced	T. Rowe Price Retirement Balanced R: Class Retirement Investment Advisor: T. Rowe Price	0.99	-11.18	3.72	4.52
06-GCN	Mgd Asset Allocation	T. Rowe Price Retirement I 2005 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	-11.40	4.06
06-GCP	Mgd Asset Allocation	T. Rowe Price Retirement I 2010 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.34	-11.74	4.41
06-FFY	Mgd Asset Allocation	T. Rowe Price Retirement I 2015 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.36	-12.10	4.83
06-FGF	Mgd Asset Allocation	T. Rowe Price Retirement I 2020 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.37	-12.41	5.33
06-FGG	Mgd Asset Allocation	T. Rowe Price Retirement I 2025 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.39	-13.34	5.84
06-FGH	Mgd Asset Allocation	T. Rowe Price Retirement I 2030 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.41	-14.73	6.23
06-FGJ	Mgd Asset Allocation	T. Rowe Price Retirement I 2035 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.42	-15.99	6.55
06-FGK	Mgd Asset Allocation	T. Rowe Price Retirement I 2040 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.43	-16.98	6.85
06-FGM	Mgd Asset Allocation	T. Rowe Price Retirement I 2045 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.44	-17.30	7.07
06-FGN	Mgd Asset Allocation	T. Rowe Price Retirement I 2050 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.45	-17.50	7.04

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FGP	Mgd Asset Allocation	T. Rowe Price Retirement I 2055 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46		-17.54	7.03
06-FGR	Mgd Asset Allocation	T. Rowe Price Retirement I 2060 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46		-17.50	7.04
06-64G	Mgd Asset Allocation	T. Rowe Price Retirement I 2065 I: Class Inst Investment Advisor: T. Rowe Price Associates, Inc.	0.46		-17.27
06-CMT	Specialty	T. Rowe Price US Trs LongTerm Idx: Class No Load Investment Advisor: T. Rowe Price	0.23		-19.24	0.23	1.12
06-4FX	Small Cap Value	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Advisor: Fuller & Thaler Asset Mgmt Investment Subadvisor: Fuller & Thaler Asset Management Inc	0.8	*	-3.11	8.19
06-4NT	Intermediate Term Bond	USAA Intermediate Term Bond R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.42	*	-10.34	2.17
06-4NW	Foreign Blend	USAA International R6: Class Retirement Investment Advisor: Wellington Management Company LLP Investment Subadvisor: Wellington Management Company LLP	0.8	*	-17.76
06-4NV	Large Cap Growth	USAA Nasdaq 100 Index R6: Class Retirement Investment Advisor: Northern Trust Asset Management	0.3		-20.62	15.99
#N/A		Vanguard VIF Total Intl Stk Mkt Idx: Class Other Investment Advisor: Vanguard Group Inc	0.1		-18.98
06-FHY	Large Cap Blend	Vanguard 500 Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.04		-10.66	11.27	12.92
06-FJC	Balanced	Vanguard Balanced Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-12.52	6.92	8.24
#N/A		Vanguard VIF Capital Growth: Class – N/A Investment Advisor: PRIMECAP Management Company	0.34		-14.60	10.65	14.38
06-4XX	Specialty	Vanguard Commodity Strategy Admiral: Class Inst Investment Advisor: 0	0.2		25.96
06-4Y3	Specialty	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1		-26.77	11.33	14.16
06-4XY	Specialty	Vanguard Consumer Staples Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1		3.92	8.31	10.53
06-FJF	Foreign Blend	Vanguard Developed Markets Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-18.15	2.68	5.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-190		Vanguard VIF Diversified Val: Class – N/A Investment Advisor: Barrow Hanley Mewhinney & Strauss LLC	0.28	-8.92	8.22	10.12
06-4CY	Large Cap Blend	Vanguard Dividend Growth Inv: Class Inv Investment Advisor: Wellington Management Company LLP	0.27	-0.01	12.13	12.63
06-FJG	Diversified Emerging Markets	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Advisor: Vanguard Investments Australia Ltd	0.14	-21.14	3.10	3.23
06-FJH	Specialty	Vanguard Energy Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.33	18.21	0.65	0.60
#N/A		Vanguard VIF Equity Income: Class – N/A Investment Advisor: Vanguard Group Inc	0.3	0.15	9.26	11.37
#N/A		Vanguard VIF Equity Index: Class – N/A Investment Advisor: Vanguard Group Inc	0.14	-10.75	11.15	12.80
06-FJJ	Large Cap Value	Vanguard Equity-Income Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.19	0.51	9.56	11.56
06-4PP	Europe Stock	Vanguard European Stock Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-18.38	2.33	5.75
#N/A	Small Cap Growth	Vanguard Explorer Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.4	-24.15	9.80	11.85
06-FJK	Small Cap Growth	Vanguard Explorer Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.29	-24.04	9.92	12.00
06-FJM	Mid Cap Blend	Vanguard Extended Market Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.06	-29.95	6.43	10.31
06-4G7	Specialty	Vanguard Financials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-12.94	6.61	11.83
06-3CC	Foreign Blend	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.11	-18.72	2.81	5.16
06-3WM	Large Cap Blend	Vanguard FTSE Social Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.14	-15.12
#N/A		Vanguard VIF Global Bond Index: Class Other Investment Advisor: Vanguard Group Inc	0.13	-10.43
06-GFM	Int Government Bond	Vanguard GNMA Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.11	-8.28	0.40	1.18
06-4MV	Large Cap Blend	Vanguard Growth & Income Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.22	-9.83	11.32	13.00
06-FJN	Large Cap Growth	Vanguard Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05	-21.87	12.90	13.87

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FJP	Specialty	Vanguard Health Care Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.25	-5.20	8.31	13.33
06-4MW	Specialty	Vanguard Health Care Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-3.56	11.43	14.72
06-4MX	Large Cap Value	Vanguard High Dividend Yield Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.08	-0.02
#N/A		Vanguard VIF High Yield Bond: Class Retirement Investment Advisor: Wellington Management Company LLP	0.26	-11.44	1.87	3.94
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Adm: Class Inst Investment Advisor: Wellington Management Company LLP	0.13	-11.22	1.95	4.08
06-4XW	Specialty	Vanguard Industrials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-15.74	6.61	11.31
06-GFC	Inflation-Protec Bond	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-5.03	3.12	1.65
06-4G9	Specialty	Vanguard Information Technology Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-17.49	19.53	18.24
06-3C9	Int Government Bond	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07	-8.36	0.80	1.06
#N/A		Vanguard VIF International: Class – N/A Investment Advisor: Vanguard Group Inc	0.38	-35.96	7.13	8.91
06-3F6	Foreign Growth	Vanguard International Growth Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.32	-36.18	7.51	9.17
06-64K	Foreign Value	Vanguard Intl Hi Div Yld Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.22	-9.26	2.85
06-4XG	Foreign Value	Vanguard International Value Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.36	-17.40	2.66	5.36
06-FJT	Intermediate Term Bond	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	-11.03	1.24	1.94
06-FJV	Intermediate Term Bond	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-12.95	1.21	2.33
06-FJW	Int Government Bond	Vanguard Interm-Term Treasury Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	-7.92	1.11	1.23
06-FJX	Balanced	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.12	-12.51	3.68	5.00
06-FJY	Balanced	Vanguard LifeStrategy Growth Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.14	-14.91	6.19	8.21

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FKC	Balanced	Vanguard LifeStrategy Income Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.11		-11.33	2.27	3.28
06-FKF	Balanced	Vanguard LifeStrategy Moderate Gr Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.13		-13.73	4.95	6.63
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.12		-20.51	1.16	3.40
06-4PT	Specialty	Vanguard Long-Term Treasury Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1		-18.49	0.57	1.62
06-FKG	Specialty	Vanguard Materials Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.1		-9.74	7.64	9.64
06-FKH	Mid Cap Growth	Vanguard Mid Cap Growth Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.33		-31.72	6.94	9.25
06-FKJ	Mid Cap Blend	Vanguard Mid Cap Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-16.00	8.28	11.48
06-3YP	Mid Cap Growth	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-25.42	9.04	11.36
06-3YN	Mid Cap Value	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-6.05	7.10	11.30
#N/A		Vanguard VIF Money Market: Class – N/A Investment Advisor: Vanguard Group Inc	0.15		0.16	1.10	0.68
06-FKK	Specialty	Vanguard Real Estate Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.12		-8.05	5.71	7.48
06-FKM	Mid Cap Value	Vanguard Selected Value Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.32		-8.68	5.91	10.24
06-4N9	Short Term Bond	Vanguard Short-Term Investment-Grade Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	**	-6.10	1.25	1.70
#N/A		Vanguard VIF Short Term Invmt Grade: Class – N/A Investment Advisor: Vanguard Group Inc	0.14		-6.05	1.30	1.69
06-FKR	Small Cap Blend	Vanguard Small Cap Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-20.75	6.88	10.45
06-FKP	Small Cap Growth	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-31.76	6.80	9.81
06-FKN	Small Cap Value	Vanguard Small Cap Value Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.07		-12.07	6.15	10.49

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.07	**	-5.26	1.01	1.10
06-3CR	Short Term Gov Bond	Vanguard Short-Term Federal Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	**	-4.27	1.14	1.01
06-305	Short Term Gov Bond	Vanguard Short-Term Federal Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.2	**	-4.37	1.04	0.91
06-4PR	Short Term Gov Bond	Vanguard Short-Term Treasury Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1	**	-3.74	1.00	0.86
06-4MY	Mid Cap Blend	Vanguard Strategic Equity Inv: Class Inv Investment Advisor: Vanguard Group Inc	0.17		-13.23	7.31	11.91
06-FMN	Intermediate Term Bond	Vanguard Total Bond Market Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-10.40	0.84	1.49
06-FMP	World Bond	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Advisor: Vanguard Group Inc	0.11		-10.07	0.80
06-FMR	Foreign Blend	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Advisor: Vanguard Group Inc	0.11		-18.94	2.71	5.17
06-FMT	Large Cap Blend	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.04		-14.24	10.52	12.51
#N/A		Vanguard VIF Total Stock Mkt Idx: Class – N/A Investment Advisor: Vanguard Group Inc	0.13		-14.30	10.36	12.36
06-FKW	Mgd Asset Allocation	Vanguard Target Retirement 2020 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-11.65	4.64	6.51
06-FKX	Mgd Asset Allocation	Vanguard Target Retirement 2025 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-13.21	5.07	7.10
06-FKY	Mgd Asset Allocation	Vanguard Target Retirement 2030 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-13.94	5.50	7.68
06-FMC	Mgd Asset Allocation	Vanguard Target Retirement 2035 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-14.36	5.96	8.27
06-FMF	Mgd Asset Allocation	Vanguard Target Retirement 2040 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-14.82	6.42	8.74
06-FMG	Mgd Asset Allocation	Vanguard Target Retirement 2045 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.29	6.80	8.97
06-FMH	Mgd Asset Allocation	Vanguard Target Retirement 2050 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.45	6.81	8.97

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FMJ	Mgd Asset Allocation	Vanguard Target Retirement 2055 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.45	6.80	8.95
06-FMK	Mgd Asset Allocation	Vanguard Target Retirement 2060 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.44	6.79	8.96
06-34V	Mgd Asset Allocation	Vanguard Target Retirement 2065 Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-15.40
06-FMM	Mgd Asset Allocation	Vanguard Target Retirement Income Fund: Class Inv Investment Advisor: Vanguard Group Inc	0.08		-10.14	3.34	4.12
06-FMV	Large Cap Growth	Vanguard US Growth AdmiralTM: Class Inst Investment Advisor: Vanguard Group Inc	0.28		-37.59	11.02	13.24
06-4N7	Specialty	Vanguard Utilities Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.1		13.03	9.25	10.44
06-FMW	Large Cap Value	Vanguard Value Index Adm: Class Inst Investment Advisor: Vanguard Group Inc	0.05		-1.90	9.22	11.77
06-118		Vanguard VIF Mid-Cap Index: Class – N/A Investment Advisor: Vanguard Group Inc	0.17		-16.13	8.14	11.34
06-121		Vanguard VIF Total Bond Mkt Idx: Class – N/A Investment Advisor: Vanguard Group Inc	0.14		-10.60	0.75	1.40
#N/A		Vanguard VIF Real Estate Index: Class – N/A Investment Advisor: Vanguard Group Inc	0.26		-8.18	5.72	7.41
06-119	Small Cap Growth	Vanguard VIF Small Co Gr: Class – N/A Investment Advisor: Vanguard Group Inc	0.3	***	-28.11	6.07	10.48
06-GCT	Balanced	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Advisor: Wellington Management Company LLP	0.16		-7.02	4.90	6.05
06-GFF	Balanced	Vanguard WellingtonTM AdmiralTM: Class Inst Investment Advisor: Wellington Management Company LLP	0.16		-9.19	7.23	8.83
06-4V3	Large Cap Value	Vanguard WindsorTM II AdmiralTM: Class Inst Investment Advisor: Vanguard Group Inc	0.26		-10.13	9.43	11.22
06-3RF	Mid Cap Value	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.6	*	-6.21	7.76
06-3JN	Small Cap Value	Victory Integrity Small-Cap Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.96		-11.63	5.19	9.60
06-33C	Small Cap Growth	Victory RS Small Cap Growth R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.04		-43.99

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3R9	Diversified Emerging Markets	Victory Sophus Emerging Markets R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.89	*	-29.44	1.65
06-581	Mid Cap Value	Victory Sycamore Established Value A: Class A Investment Advisor: Victory Capital Management Inc.	0.9	***	-4.51	9.82	12.59
06-583	Mid Cap Value	Victory Sycamore Established Value R: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.11	***	-4.71	9.60	12.37
06-FMX	Mid Cap Value	Victory Sycamore Established Value R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.54	***	-4.16	10.21
06-582	Small Cap Value	Victory Sycamore Small Company Opp A: Class A Investment Advisor: Victory Capital Management Inc.	1.24	***	-9.10	7.45	10.86
06-584	Small Cap Value	Victory Sycamore Small Company Opp R: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.42	***	-9.25	7.25	10.63
06-FMY	Small Cap Value	Victory Sycamore Small Company Opp R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.85	***	-8.73	7.86
06-3RC	Foreign Blend	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	0.55	*	-18.93	1.60
06-GFG	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp A: Class A Investment Advisor: Victory Capital Management Inc.	1.37	*	-25.22	2.22	7.97
06-GFH	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Advisor: Victory Capital Management Inc.	1.05		-25.06	2.51	8.28
06-804	Large Cap Value	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.24		-12.71	5.95	9.60
06-803	Large Cap Value	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.97	*	-12.48	6.24	9.90
06-FFJ	Large Cap Value	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.72	*	-12.25	6.51
06-807	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.28		-13.28	5.36	9.79
06-806	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.99		-13.03	5.70	10.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFK	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	0.79	*	-12.88	5.94
06-809	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.46	***	-12.43	3.45	7.86
06-808	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Advisor: Ceredex Value Advisors Investment Subadvisor: Ceredex Value Advisors LLC	1.15	***	-12.25	3.74	8.17
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Advisor: Duff & Phelps Inv Mgmt Co (IL) Investment Subadvisor: Duff & PheLPs Investment Management Co	0.79		-6.15	7.20
06-64N	Small Cap Growth	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Advisor: Kayne Anderson Rudnick Investment Management LLC Investment Subadvisor: Kayne Anderson Rudnick Investment Management LLC	0.98		-25.29
06-4WJ	Large Cap Value	Virtus NFJ Dividend Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1.02		-4.16	6.00	8.38
06-202	Large Cap Value	Virtus NFJ Dividend Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.93		-4.20	6.08	8.47
06-765	Mid Cap Value	Virtus NFJ Mid-Cap Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.9	*	-6.70	5.26	10.32
06-4NN	Mid Cap Value	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.6	*	-6.45
06-4WK	Mid Cap Value	Virtus NFJ Mid-Cap Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1	*	-6.83	5.15	10.21
06-231	Small Cap Value	Virtus NFJ Small-Cap Value Admin: Class Other Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1.07	*	-10.95	1.26	6.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

*** The Fund is closed to new Contracts.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPJ	Small Cap Value	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	0.77	*	-10.63	1.57
06-4WM	Small Cap Value	Virtus NFJ Small-Cap Value A: Class A Investment Advisor: NFJ Investment Group, LLC Investment Subadvisor: NFJ Investment Group LLC – Dallas	1.17	*	-11.08	1.15	5.92
06-47K	Specialty	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.52	*	-3.17	2.03
06-801	High Yield Bond	Virtus Seix High Income A: Class A Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.93	*	-13.88	1.32	3.64
06-811	Intermediate Term Bond	Virtus Seix Total Return Bond A: Class A Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.7	*	-10.00	0.89	1.42
06-3CX	Intermediate Term Bond	Virtus Seix Total Return Bond R6: Class Retirement Investment Advisor: Virtus Fixed Income Advisers, LLC Investment Subadvisor: Virtus Fixed Income Advisers, LLC	0.31	*	-9.67	1.26
06-3YT	Small Cap Blend	Virtus Small-Cap R6: Class Retirement Investment Advisor: Allianz Global Investors Investment Subadvisor: Allianz Global Investors U.S. LLC	0.8	*	-20.10
06-3N4	Diversified Emerging Markets	Virtus Vontobel Emerging Markets Opps R6: Class Retirement Investment Advisor: Vontobel Asset Management Investment Subadvisor: Vontobel Asset Management Inc	0.98	*	-26.71	-0.31
06-4NR	Intermediate Term Bond	Voya Intermediate Bond R6: Class Retirement Investment Advisor: Voya Investment Management Co. LLC (US) Investment Subadvisor: Voya Investment Management Co. LLC	0.3		-11.54	1.11
#N/A		Wanger International: Class No Load Investment Advisor: Columbia Threadneedle Investments	1.2		-30.64	0.78	4.90
06-GFJ	Intermediate Term Bond	Western Asset Core Plus Bond IS: Class Inst Investment Advisor: Western Asset Management Company, LLC Investment Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.42		-16.04	0.42	2.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 7/1/22)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-713	Intermediate Term Bond	Western Asset Core Plus Bond FI: Class Other Investment Advisor: Western Asset Management Company, LLC Investment Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	0.82		-16.39	0.01	1.91
06-718	Intermediate Term Bond	Western Asset Core Plus Bond R: Class Retirement Investment Advisor: Western Asset Management Company, LLC Investment Subadvisor: Western Asset Management Company Pte Ltd. – Singapore;Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited;	1.12		-16.59	-0.27	1.58
06-69W	Mid Cap Growth	William Blair Mid Cap Growth R6: Class Retirement Investment Advisor: William Blair	0.9	*	-28.80
06-3TP	Mid Cap Growth	William Blair Small-Mid Cap Gr I: Class Inst Investment Advisor: William Blair	1.1	*	-28.26	7.86	12.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectuses for additional information.

STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

The Statement of Additional Information contains more specific information and financial statements relating to AUL.  The Table of Contents of the Statement of Additional Information is set forth below:

Table of Contents

GENERAL INFORMATION AND HISTORY	2

DISTRIBUTION OF CONTRACTS	2

CUSTODY OF ASSETS	2

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS	2

403(b) PROGRAMS	2

408 AND 408A PROGRAMS	2

457 PROGRAMS	3

EMPLOYEE BENEFIT PLANS	3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3

FINANCIALS OF THE REGISTRANT	3

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. The Variable Account is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 (“IRC”) or Section 403(b) of the IRC.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant’s salary reduction contributions to a 403(b) Program to $20,500 for 2022. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a “qualified organization” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant’s salary reduction contributions to a Section

403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a)$61,000 in 2022, or (b) 100 percent of the Participant’s annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another eligible retirement program. A Participant who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $6,500 per year or the Participant’s annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by

$1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $6,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details. Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal

Revenue Code. Section 402(g) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 100% percent of the Participant’s compensation, or (b) $61,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $20,500 in 2022, or (b) 100 percent of the Participant’s includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $61,000 in 2022, or (b) 100 percent of a Participant’s annual compensation. Salary reduction contributions to a cash- or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account (“HSA”) for 2022 is $3,650 for an individual and $7,300 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements (“HRA”) or GASB 45 Other Post- Employment Benefit “OPEB” plan contributions. However, each employer’s plan will most likely set a limit. Contributions made by an employer to the employee’s account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2021 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere here and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2021 are incorporated into this SAI by reference to the last Form 485APOS filed with the SEC on May 11, 2022.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY ®

One American Square

Indianapolis, Indiana 46206-0368

SAI

Dated:  December 7, 2022

PART C: OTHER INFORMATION

ITEM 27. EXHIBITS

1.	Resolution of Executive Committee of American United Life Insurance Company (“AUL”) establishing AUL American Unit Trust (1)

2.	Not applicable

3.	Underwriting Agreements

	3.1	Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

	3.2	Form of Selling Agreement (9)

4.	Group Annuity Contract Forms:

	4.1	TDA Voluntary Contract, Form P-12511 (1)

	4.2	TDA Employer Sponsored Contract, Form P-12621 (1)

	4.3	TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

	4.4	TDA Custodial SPL Contract, Form P-12833 (1)

	4.5	TDA Custodial Contract, Form P-12833 (1) (3)

	4.6	TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

	4.7	TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

	4.8	IRA Non-Custodial Contract, Form P-12566 (1)

	4.9	IRA Custodial Contract, Form P-12867 (1) (3)

	4.10	DCP Contract, Form P-12518 (1)

	4.11	IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

	4.12	IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

	4.13	TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

	4.14	Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

	4.15	Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

	4.16	TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17	Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18	Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

4.19	AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

4.20	Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21	AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22	AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23	AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24	AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25	AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (9)

4.26	AUL Omni DCP MFVA - Form DCP.OM (9)

4.27	AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28	AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29	AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30	AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31	Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32	Amendment to the TDA Group Annuity Contract (10)

4.33	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

4.34	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

	4.35	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

	4.36	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

	4.37	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

	4.38	Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

	4.39	Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

	4.40	Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA) (12)

	4.41	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

	4.42	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

5.	Application Forms and other forms:

	5.1	AUL American Series Enrollment Form P-12464 (1)

	5.2	Employer Sponsored TDA Enrollment Form P-12477 (1)

	5.3	AUL Select Annuity Enrollment Form P-14009 (1)

	5.4	Application for No-Load IRA Contract, P-12503 (2)

	5.5	AUL American Series Enrollment Form P-11464 G (4)

	5.6	Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.	Certificate of Incorporation and By-Laws of the Depositor

	6.1	Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.2	Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.3	Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

	6.4	Second Amended and Restated By-Laws of American United Life Insurance Company (6)

7.	Not applicable

8.	Form of Participation Agreements:

	8.1	Form of Participation Agreement with Alger American Fund (1)

	8.2	Form of Participation Agreement with American Century (1)

		8.2.1	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.2	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.3	Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

	8.3	Form of Participation Agreement with Calvert Variable Series (1)

	8.4	Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

	8.5	Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

	8.6	Form of Participation Agreement with Janus Aspen Series (1)

	8.7	Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

	8.8	Form of Participation Agreement with Safeco Resource Series Trust (1)

	8.9	Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

	8.10	Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

	8.11	Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

	8.12	Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

	8.13	Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company (5)

8.14	Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

8.15	Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5) (6)

8.16	Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

8.17	Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

8.18	Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company (5)

8.19	Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company (5)

8.20	Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company (5)

8.21	Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

8.22

Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23	Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

8.24	Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

8.25	Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

8.26	Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

8.27	Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

8.28	Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

8.29	Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

8.30	Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

8.31	Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

8.32	Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

8.33	Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

8.34	Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

8.35	Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (8)

8.36	Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company (8)

8.37	Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

8.38	Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

8.39	Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

8.40	Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41	Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.42	Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

8.43	Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

8.44	Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

8.45	Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.46	Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.47	Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company (11)

8.48	Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49	Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50	Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

8.51	Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

8.52	Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

8.53	Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.54	Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.55	Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.56	Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company (15)

8.57	Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

8.58	Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

8.59	Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

8.60	Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

8.61	Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

8.62	Form of Administrative Services Agreement by and among The Advisors’ Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

8.63	Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

8.64	Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.65	Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.66	Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)

8.67	Form of Services Agreement between Hartford Funds Distributors, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.68	Form of Fund Agreement between Delaware Distributors, LP and American United Life Insurance Company (18)

8.69	Form of Dealer Agreement between New York Life Investment Management, LLC and OneAmerica Securities, Inc. (18)

8.70	Form of Participant Administrative Services Agreement between John Hancock Funds, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (18)

8.71	Form of Administrative and Shareholder Services Agreeement between Wells Fargo Funds Distributor, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.72	Form of Financial Services Agreement between Cohen & Steers Securities, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.73	Form of Servicing Agreement between Natixis Distribution, LP, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.74	Form of Financial Intermediary Agreement between Baron Capital, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.75	Form of Dealer Sales and Services Agreement between William Blair & Company, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.76	Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company (18)

8.77	Servicing Agreement between Nationwide Fund Management, LLC and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.78	Service Agreement between Harbor Fund Distributors and American United Life Insurance Company (19)

8.79	Administrative Services Agreement TCW Funds Distributors and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.80	Mutual Fund Sales and Service Agreement between Foreside Fund Services, LLC (Auxier) and OneAmerica Securities, Inc. (20)

8.81	Distribution and Shareholder Services Agreement between Voya Investments Distributor, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.82	Operating and Services Agreement between Baird Funds, Inc., American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.83	Alta Trust Master Participation Agreement for the Intellecents Collective Investment Trust (21)

8.84	Calamos Investments Selling Agreement with American United Life Insurance Company and OneAmerica Securities, Inc. (21)

8.85	Shareholder Service Agreement for the Equity and Fixed Income Funds of Goldman Sachs Trust and OneAmerica Retirement Services, LLC (21)

8.86	Participation Agreement Hand Composite Employee Benefit Trust and American United Life Insurance Company (21)

8.87	Financial Intermediary Agreement between Lazard Asset Management Securities, LLC and American United Life Insurance Co. and OneAmerica Securities, Inc. (21)

9.	Opinion and Consent of Counsel of AUL as to the legality of Contracts being registered (filed herewith)

10.	Miscellaneous Consents

10.1	Consent of Independent Auditors (21)

10.2	Consent of Dechert LLP (filed herewith)

10.3	Powers of Attorney (filed herewith)

10.4	Rule 483 Certified Resolution (21)

10.5	Form of Initial Summary Prospectus (filed herewith)

10.6	Form of Updating Summary Prospectus (filed herewith)

11.	Not applicable

12.	Not applicable

(1)                                 Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on April 20, 2009.

(2)                                 Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)                                 Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)                                 Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)                                 Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)                                 Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)                                 Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)                                 Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)                                 Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)                          Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 20, 2009.

(11)                          Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)                          Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13)                          Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14)                          Filed with the Registrant’s Post-Effective Amendment No. 43 (File No. 33-31375) on April 24, 2015.

(15)                          Filed with the Registrant’s Post-Effective Amendment No. 44 (File No. 33-31375) on April 22, 2016.

(16)                          Filed with the Registrant’s Post-Effective Amendment No. 45 (File No. 33-31375) on April 26, 2017.

(17)                          Filed with the Registrant’s Post-Effective Amendment No. 46 (File No. 33-31375) on April 25, 2018.

(18)                          Filed with the Registrant’s Post-Effective Amendment No. 47 (File No. 33-31375) on April 29, 2019.

(19)                          Filed with the Registrant’s Post-Effective Amendment No. 49 (File No. 33-31375) on April 24, 2020.

(20)                          Filed with the Registrant’s Post-Effective Amendment No. 50 (File No. 33-31375) on April 29, 2021.

(21)                          Filed with the Registrant's Post-Effective Amendment No. 51 (File No. 33-31375) on April 22, 2022.

(22)                          Filed with the Registrant's Post-Effective Amendment No. 52 (File No. 33-31375) on May 11, 2022.

ITEM 28. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH AUL
J. Scott Davison*	President and Chief Executive Officer (8/13 - present); Chairman, AUL (3/14 - present)

Richard M. Ellery*	General Counsel and Secretary (4/19 - present); Director (4/19 - present)

Carolyn L. Estrada*	Principal Accounting Officer (1/21 - present)

Jeffrey D. Holley*	Executive Vice President (6/14 - present); Director, AUL (10/11 - present)

John C. Mason*	Senior Vice President and Chief Investment Officer (5/13 - present); Director, AUL (2/12 - present)

Sandra McCarthy*	President, Retirement Services (6/18 - present); Director (4/19 - present)

Andrew J. Michie*	Chief Financial Officer (1/22 - present)

Karin W. Sarratt*	Executive Vice President (9/16 - present); Director, AUL (12/16 - present)

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC (“NewOhio”) is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC (“OldOhio”) is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC (“OAM”) is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC (“OAIAS”) is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC (“OARS”) is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (“OAS”) (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2018, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2018, 400 shares are issued and outstanding all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 30. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

(a)	Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

	(i)	a member of the Board of Directors of the Corporation,

	(ii)	an officer of the Corporation, or

(iii)

while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b)

Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c)	Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)

Other Activity. OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

(b)	Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH ONEAMERICA SECURITIES, INC.
Matthew T. Fleetwood*	President
Daniel Snyder*	Treasurer
Cynthia M. Reese*	Chief Counsel and Secretary
Sean P. McGoff*	Chief Compliance Officer
John W. Zeigler*	Participant Financial Consultation Manager
Eric D. Smiley*	Director of Operations
Bryan K. Hartley*	Financial Report Manager
Nicholas J. Cayetano*	Anti-Money Laundering Officer
Dennis J. Sandelski*	Vice President, Tax
Shaun Weyer*	Sales Development Director

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

(c)	Not applicable

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 33. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 34. FEE REPRESENTATION

(a)                                 The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)                                 American United Life Insurance Company (“Insurance Company”) represents that the aggregate fees and charges deducted under the variable annuity contracts described in this registration statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this November 23, 2022.

AUL AMERICAN UNIT TRUST
By: American United Life Insurance Company

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

* By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact
Date: November 23, 2022

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
J. Scott Davison*	Chairman, Principal Executive Officer	November 23, 2022
Richard C. Ellery*	Director	November 23, 2022
Carolyn L. Estrada*	Principal Accounting Officer	November 23, 2022
Jeffrey D. Holley*	Director	November 23, 2022
John C. Mason*	Director	November 23, 2022
Sandra McCarthy*	Director	November 23, 2022
Andrew J. Michie*	Chief Financial Officer	November 23, 2022
Karin W. Sarratt*	Director	November 23, 2022

*By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact

EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 27	NAME OF EXHIBIT
9	Opinon and Consent of Counsel of AUL as to the legality of Contracts being registered
10.2	Consent of Dechert LLP
10.3	Powers of Attorney
10.5	Form of Initial Summary Prospectus
10.6	Form of Updating Summary Prospectus